UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23067

RiverNorth Marketplace Lending Corporation
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.
RiverNorth Capital Management, LLC
325 North LaSalle Street, Suite 645
Chicago, Illinois 60654
(Name and address of agent for service)

(312)832-1440
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

Semi-Annual Report RIVERNORTH MARKETPLACE LENDING CORPORATION RMPLX
Investment Adviser: RiverNorth Capital Management, LLC 325 N. LaSalle Street, Suite 645 Chicago, IL 60654 rivernorth.com

RiverNorth Marketplace Lending Corporation	Table of Contents

Disclosure of Fund Expenses	2

Schedule of Investments	3

Statement of Assets and Liabilities	68

Statement of Operations	69

Statement of Changes in Net Assets	70

Statement of Cash Flows	71

Financial Highlights	72

Notes to Financial Statements	73

Additional Information	80

RiverNorth Marketplace Lending Corporation	Disclosure of Fund Expenses
December 31, 2016 (Unaudited)

Expense Example
As a shareholder of the RiverNorth Marketplace Lending Corporation (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, September 22, 2016 and held through the period ended December 31, 2016.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	09/22/2016(a)	12/31/2016	Ratio(b)	Period(c)
RiverNorth Marketplace Lending Corporation
Actual	$1,000.00	$1,014.20	2.89%	$8.05
Hypothetical (5% return
before expenses)	$1,000.00	$1,005.84	2.89%	$8.02

(a)	Commencement of operations
(b)	Annualized, based on the Fund’s most recent fiscal period expenses.
(c)	Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (101), then divided by 365. Note this expense example is typically based on a six-month period.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
WHOLE LOANS - 76.19%
Consumer Loans - 44.01%
224565, 7.4%, 10/1/2023(a)	Sofi	10/21/2016	$98,246	$98,246	$98,062
224570, 7.65%, 10/1/2021(a)	Sofi	10/25/2016	9,597	9,597	9,578
225203, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	46,417	46,417	46,319
225680, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	29,474	29,474	29,412
225731, 8.4%, 10/1/2023(a)	Sofi	10/21/2016	27,575	27,575	27,521
225868, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	44,241	44,241	44,148
225883, 7.85%, 10/1/2021(a)	Sofi	10/21/2016	32,100	32,100	32,033
225895, 6.41%, 10/1/2021(a)	Sofi	10/25/2016	25,306	25,306	25,259
226395, 6.28%, 10/1/2019(a)	Sofi	10/25/2016	11,859	11,859	11,837
226435, 8.28%, 10/1/2023(a)	Sofi	10/25/2016	14,616	14,616	14,589
226454, 4.72%, 10/1/2021(a)	Sofi	10/25/2016	57,594	57,594	57,485
226552, 7.4%, 10/1/2023(a)	Sofi	10/25/2016	19,613	19,613	19,576
226600, 6.28%, 10/1/2019(a)	Sofi	10/25/2016	19,733	19,733	19,696
226606, 5.4%, 10/1/2019(a)	Sofi	10/21/2016	14,159	14,159	14,133
226654, 7.65%, 10/1/2021(a)	Sofi	10/21/2016	48,574	48,574	48,478
226686, 6.64%, 10/1/2019(a)	Sofi	10/25/2016	10,488	10,488	10,467
226744, 7.65%, 10/1/2021(a)	Sofi	10/25/2016	34,002	34,002	33,935
226753, 6.41%, 10/1/2021(a)	Sofi	10/21/2016	77,672	77,672	77,527
226927, 4.72%, 10/1/2021(a)	Sofi	10/25/2016	97,017	97,017	96,835
226958, 7.65%, 10/1/2021(a)	Sofi	10/25/2016	29,300	29,300	29,242
227105, 7.27%, 10/1/2021(a)	Sofi	10/25/2016	96,447	96,447	96,266
227112, 7.4%, 10/1/2023(a)	Sofi	10/25/2016	98,064	98,064	97,881
227153, 8.4%, 10/1/2023(a)	Sofi	10/25/2016	48,562	48,562	48,466
227217, 9.45%, 10/1/2023(a)	Sofi	10/21/2016	22,560	22,560	22,509
227278, 5.4%, 10/1/2019(a)	Sofi	10/21/2016	56,899	56,899	56,792
227533, 6.41%, 10/1/2021(a)	Sofi	10/21/2016	4,853	4,853	4,844
227552, 6.99%, 10/1/2019(a)	Sofi	10/25/2016	17,086	17,086	17,050
227562, 8.4%, 10/1/2023(a)	Sofi	10/25/2016	29,999	29,999	29,940
227567, 6.64%, 10/1/2019(a)	Sofi	10/21/2016	13,524	13,524	13,497
227680, 7.65%, 10/1/2021(a)	Sofi	10/21/2016	10,800	10,800	10,778
227722, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	20,010	20,010	19,968
227729, 8.4%, 10/1/2023(a)	Sofi	10/25/2016	49,038	49,038	48,941
227730, 3.41%, 10/1/2019(a)	Sofi	10/21/2016	5,678	5,678	5,667
227818, 7.85%, 10/1/2021(a)	Sofi	10/21/2016	8,742	8,742	8,724
227824, 4.72%, 10/1/2021(a)	Sofi	10/21/2016	48,499	48,499	48,408

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	3

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
227869, 7.85%, 10/1/2021(a)	Sofi	10/21/2016	26,275	26,275	26,220
227951, 7.65%, 10/1/2021(a)	Sofi	10/21/2016	16,511	16,511	16,479
228172, 7.27%, 10/1/2021(a)	Sofi	10/21/2016	14,236	14,236	14,238
228276, 8.4%, 10/1/2023(a)	Sofi	10/21/2016	49,023	49,023	48,926
228294, 7.4%, 10/1/2023(a)	Sofi	10/21/2016	55,867	55,867	55,763
228373, 6.99%, 10/1/2019(a)	Sofi	10/21/2016	12,333	12,333	12,307
228424, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	35,990	35,990	35,914
228433, 8.28%, 10/1/2023(a)	Sofi	10/21/2016	27,500	27,500	27,448
228468, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	49,032	49,032	48,929
228479, 9.45%, 10/1/2023(a)	Sofi	10/21/2016	33,737	33,737	33,662
228944, 7.4%, 10/1/2023(a)	Sofi	10/21/2016	54,941	54,941	54,838
228957, 9.45%, 10/1/2023(a)	Sofi	10/21/2016	31,377	31,377	31,307
228994, 4.72%, 10/1/2021(a)	Sofi	10/21/2016	22,437	22,437	22,394
228996, 8.28%, 10/1/2023(a)	Sofi	10/21/2016	57,826	57,826	57,718
229020, 4.72%, 10/1/2021(a)	Sofi	10/21/2016	48,538	48,538	48,447
229153, 6.41%, 10/1/2021(a)	Sofi	10/21/2016	72,766	72,766	72,630
229200, 8.85%, 10/1/2023(a)	Sofi	10/21/2016	15,685	15,685	15,652
229252, 6.99%, 10/1/2019(a)	Sofi	10/21/2016	23,711	23,711	23,661
229323, 8.4%, 10/1/2023(a)	Sofi	10/21/2016	39,207	39,207	39,129
686620, 11.21%, 9/23/2021(a)	Prosper	09/24/2016	2,917	2,917	2,862
686626, 10.81%, 9/23/2019(a)	Prosper	09/24/2016	18,731	18,731	18,565
686629, 5.12%, 9/23/2019(a)	Prosper	09/24/2016	13,003	13,003	13,055
686833, 3.15%, 9/23/2019(a)	Prosper	09/24/2016	18,452	18,452	18,437
686848, 5.16%, 9/23/2019(a)	Prosper	09/24/2016	18,544	18,544	18,730
686854, 5.51%, 9/23/2019(a)	Prosper	09/24/2016	23,229	23,229	23,321
686866, 7.17%, 9/23/2021(a)	Prosper	09/24/2016	21,216	21,216	21,209
687025, 4.76%, 9/26/2019(a)	Prosper	09/27/2016	13,898	13,898	14,011
687286, 10.28%, 9/27/2019(a)	Prosper	09/28/2016	14,083	14,083	13,917
687664, 6.74%, 9/27/2019(a)	Prosper	09/28/2016	13,953	13,953	13,987
688204, 7.51%, 9/28/2019(a)	Prosper	09/29/2016	23,913	23,913	24,256
688785, 3.79%, 9/23/2021(a)	Prosper	09/24/2016	14,408	14,408	14,586
688788, 7.79%, 9/23/2019(a)	Prosper	09/24/2016	13,969	13,969	13,986
688977, 12.21%, 9/23/2021(a)	Prosper	09/24/2016	4,958	4,958	1,386
688986, 9.72%, 9/23/2019(a)	Prosper	09/24/2016	11,230	11,230	11,177
689010, 5.12%, 9/23/2019(a)	Prosper	09/24/2016	9,261	9,261	9,298
689069, 8.29%, 9/23/2021(a)	Prosper	09/24/2016	14,518	14,518	14,490
689071, 13.26%, 10/3/2021(a)	Prosper	10/04/2016	9,840	9,840	9,488

See Notes to Financial Statements.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
689072, 9.51%, 9/23/2021(a)	Prosper	09/24/2016	9,686	9,686	9,602
689083, 14.07%, 10/3/2021(a)	Prosper	10/04/2016	9,843	9,843	9,485
689086, 5.54%, 10/3/2019(a)	Prosper	10/04/2016	15,228	15,228	15,298
689119, 14.12%, 10/3/2021(a)	Prosper	10/04/2016	22,313	22,313	21,767
689122, 9.52%, 10/3/2021(a)	Prosper	10/04/2016	13,712	13,712	13,565
689125, 5.41%, 10/3/2019(a)	Prosper	10/04/2016	22,933	22,933	22,901
689128, 3.18%, 10/3/2019(a)	Prosper	10/04/2016	11,383	11,383	11,358
689134, 6.38%, 10/3/2019(a)	Prosper	10/04/2016	19,073	19,073	19,084
689137, 9.97%, 10/3/2021(a)	Prosper	10/04/2016	14,694	14,694	14,513
689140, 3.8%, 10/3/2019(a)	Prosper	10/04/2016	14,160	14,160	14,178
689143, 12.12%, 10/3/2021(a)	Prosper	10/04/2016	24,478	24,478	23,966
689146, 12.12%, 10/3/2021(a)	Prosper	10/04/2016	24,560	24,560	24,046
689149, 5.34%, 10/3/2021(a)	Prosper	10/04/2016	9,755	9,755	9,775
689152, 5.14%, 10/3/2021(a)	Prosper	10/04/2016	29,315	29,315	29,323
689155, 4.8%, 10/3/2019(a)	Prosper	10/04/2016	9,526	9,526	9,536
689158, 4.14%, 10/3/2019(a)	Prosper	10/04/2016	15,193	15,193	15,267
689161, 4.79%, 10/3/2019(a)	Prosper	10/04/2016	3,805	3,805	3,828
689164, 14.53%, 10/3/2019(a)	Prosper	10/04/2016	3,472	3,472	3,371
689167, 10.36%, 10/3/2019(a)	Prosper	10/04/2016	14,302	14,302	14,041
689170, 14.07%, 10/3/2021(a)	Prosper	10/04/2016	14,765	14,765	14,227
689173, 11.59%, 10/3/2019(a)	Prosper	10/04/2016	19,880	19,880	19,548
689176, 7.08%, 10/3/2019(a)	Prosper	10/04/2016	4,781	4,781	4,764
689179, 10.83%, 10/3/2019(a)	Prosper	10/04/2016	28,746	28,746	28,392
689182, 9.52%, 10/3/2021(a)	Prosper	10/04/2016	11,753	11,753	11,627
689185, 6.83%, 10/3/2021(a)	Prosper	10/04/2016	9,292	9,292	9,261
689188, 7.91%, 10/3/2019(a)	Prosper	10/04/2016	23,924	23,924	23,890
689191, 5.93%, 10/3/2019(a)	Prosper	10/04/2016	14,281	14,281	14,347
689194, 7.81%, 10/3/2019(a)	Prosper	10/04/2016	19,091	19,091	19,070
689200, 8.3%, 10/3/2021(a)	Prosper	10/04/2016	14,626	14,626	14,799
689265, 5.52%, 9/26/2019(a)	Prosper	09/27/2016	11,123	11,123	11,197
689267, 10.6%, 9/23/2021(a)	Prosper	09/24/2016	24,230	24,230	23,871
689272, 10.61%, 10/3/2021(a)	Prosper	10/04/2016	14,697	14,697	14,451
689281, 14.07%, 10/3/2021(a)	Prosper	10/04/2016	14,765	14,765	14,227
689311, 5.74%, 10/3/2021(a)	Prosper	10/04/2016	19,514	19,514	19,531
689314, 5.16%, 10/3/2019(a)	Prosper	10/04/2016	6,711	6,711	6,720
689338, 6.77%, 10/3/2019(a)	Prosper	10/04/2016	19,077	19,077	19,063
689344, 9.06%, 10/3/2019(a)	Prosper	10/04/2016	5,745	5,745	5,719

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	5

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
689347, 14.53%, 10/3/2019(a)	Prosper	10/04/2016	4,828	4,828	4,674
689356, 8.54%, 10/3/2019(a)	Prosper	10/04/2016	14,358	14,358	14,299
689380, 6.38%, 10/3/2019(a)	Prosper	10/04/2016	13,915	13,915	13,923
689386, 13.45%, 10/3/2019(a)	Prosper	10/04/2016	1,923	1,923	1,888
689432, 12.1%, 9/26/2021(a)	Prosper	09/27/2016	13,622	13,622	13,389
689434, 7.08%, 10/4/2019(a)	Prosper	10/05/2016	6,694	6,694	6,671
689435, 7.51%, 9/26/2019(a)	Prosper	09/27/2016	14,012	14,012	14,015
689695, 5.98%, 10/4/2019(a)	Prosper	10/05/2016	6,007	6,007	6,016
689701, 5.54%, 10/4/2019(a)	Prosper	10/05/2016	19,035	19,035	19,125
689710, 14.53%, 10/4/2019(a)	Prosper	10/05/2016	7,242	7,242	7,017
689740, 8.54%, 10/4/2019(a)	Prosper	10/05/2016	19,144	19,144	19,070
689821, 10.61%, 10/4/2021(a)	Prosper	10/05/2016	7,838	7,838	7,709
689860, 6.38%, 10/4/2019(a)	Prosper	10/05/2016	20,980	20,980	20,996
689868, 14.44%, 9/27/2019(a)	Prosper	09/28/2016	7,105	7,105	6,964
689920, 4.1%, 10/4/2019(a)	Prosper	10/05/2016	7,129	7,129	7,134
689923, 14.43%, 10/4/2019(a)	Prosper	10/05/2016	10,586	10,586	10,393
690015, 4.72%, 9/28/2019(a)	Prosper	09/29/2016	14,253	14,253	14,432
690217, 4.1%, 10/5/2019(a)	Prosper	10/06/2016	14,248	14,248	14,260
690397, 7.31%, 10/5/2021(a)	Prosper	10/06/2016	3,913	3,913	3,898
690406, 12.26%, 10/6/2021(a)	Prosper	10/07/2016	14,755	14,755	14,324
690472, 9.14%, 10/6/2021(a)	Prosper	10/07/2016	17,654	17,654	17,277
690475, 4.49%, 10/6/2019(a)	Prosper	10/07/2016	7,607	7,607	7,633
690478, 4.79%, 10/6/2019(a)	Prosper	10/07/2016	11,416	11,416	11,487
690580, 10.83%, 10/6/2019(a)	Prosper	10/07/2016	19,164	19,164	18,941
690634, 4.91%, 10/6/2021(a)	Prosper	10/07/2016	15,603	15,603	15,644
690684, 5.95%, 9/29/2019(a)	Prosper	09/30/2016	3,814	3,814	3,832
690697, 3.05%, 10/6/2021(a)	Prosper	10/07/2016	17,503	17,503	17,592
690733, 14.53%, 10/6/2019(a)	Prosper	10/07/2016	5,794	5,794	5,634
691054, 6.69%, 10/7/2021(a)	Prosper	10/08/2016	9,762	9,762	9,757
691156, 3.85%, 10/7/2019(a)	Prosper	10/08/2016	18,988	18,988	19,051
691359, 5.9%, 10/3/2019(a)	Prosper	10/04/2016	19,111	19,111	19,076
691365, 4.79%, 10/3/2019(a)	Prosper	10/04/2016	19,026	19,026	19,139
691395, 15%, 10/3/2021(a)	Prosper	10/04/2016	12,801	12,801	12,305
691413, 12.12%, 10/3/2021(a)	Prosper	10/04/2016	9,824	9,824	9,619
691422, 3.8%, 10/3/2019(a)	Prosper	10/04/2016	18,816	18,816	18,839
691425, 6.19%, 10/3/2021(a)	Prosper	10/04/2016	19,496	19,496	19,494
691428, 10.61%, 10/3/2021(a)	Prosper	10/04/2016	19,596	19,596	19,268

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
691431, 9.14%, 10/3/2021(a)	Prosper	10/04/2016	9,808	9,808	9,589
691434, 5.98%, 10/3/2019(a)	Prosper	10/04/2016	9,534	9,534	9,547
691437, 16.5%, 10/3/2021(a)	Prosper	10/04/2016	8,869	8,869	8,548
691440, 4.14%, 10/3/2019(a)	Prosper	10/04/2016	14,246	14,246	14,316
691443, 5.64%, 10/3/2021(a)	Prosper	10/04/2016	24,436	24,436	24,426
691446, 11.57%, 10/3/2019(a)	Prosper	10/04/2016	1,917	1,917	1,892
691449, 4.1%, 10/3/2019(a)	Prosper	10/04/2016	6,178	6,178	6,182
691452, 5.34%, 10/3/2021(a)	Prosper	10/04/2016	8,779	8,779	8,798
691455, 13.26%, 10/3/2021(a)	Prosper	10/04/2016	2,460	2,460	2,372
691458, 5.93%, 10/3/2019(a)	Prosper	10/04/2016	7,616	7,616	7,652
691461, 12.46%, 10/3/2019(a)	Prosper	10/04/2016	14,419	14,419	14,187
691464, 4.79%, 10/3/2019(a)	Prosper	10/04/2016	19,026	19,026	19,139
691467, 11.24%, 10/3/2021(a)	Prosper	10/04/2016	6,873	6,873	6,724
691470, 7.81%, 10/3/2019(a)	Prosper	10/04/2016	12,392	12,392	12,378
691473, 5.16%, 10/3/2019(a)	Prosper	10/04/2016	12,863	12,863	12,880
691476, 5.98%, 10/3/2019(a)	Prosper	10/04/2016	10,011	10,011	10,024
691479, 5.93%, 10/3/2019(a)	Prosper	10/04/2016	15,709	15,709	15,781
691482, 4.14%, 10/3/2019(a)	Prosper	10/04/2016	5,503	5,503	5,530
691485, 3.55%, 10/3/2019(a)	Prosper	10/04/2016	14,237	14,237	14,279
691496, 7.31%, 10/3/2021(a)	Prosper	10/04/2016	9,783	9,783	9,739
691499, 7.56%, 10/3/2019(a)	Prosper	10/04/2016	11,478	11,478	11,428
691538, 3.85%, 10/3/2019(a)	Prosper	10/04/2016	5,222	5,222	5,237
691539, 3.85%, 10/3/2019(a)	Prosper	10/04/2016	14,241	14,241	14,284
691542, 5.54%, 10/3/2019(a)	Prosper	10/04/2016	19,035	19,035	19,123
691544, 3.85%, 10/3/2019(a)	Prosper	10/04/2016	9,494	9,494	9,523
691547, 5.55%, 10/3/2019(a)	Prosper	10/04/2016	7,625	7,625	7,635
691550, 14.53%, 10/3/2019(a)	Prosper	10/04/2016	3,532	3,532	3,421
691553, 5.74%, 10/3/2021(a)	Prosper	10/04/2016	14,635	14,635	14,648
691559, 6.77%, 10/3/2019(a)	Prosper	10/04/2016	3,815	3,815	3,813
691562, 3.18%, 10/3/2019(a)	Prosper	10/04/2016	8,822	8,822	8,803
691565, 4.91%, 10/3/2021(a)	Prosper	10/04/2016	34,081	34,081	34,152
691568, 10%, 10/3/2021(a)	Prosper	10/04/2016	13,344	13,344	13,025
691569, 5.18%, 10/3/2019(a)	Prosper	10/04/2016	14,276	14,276	14,394
691571, 5.64%, 10/3/2021(a)	Prosper	10/04/2016	24,436	24,436	24,426
691574, 3.18%, 10/3/2019(a)	Prosper	10/04/2016	13,381	13,381	13,352
691577, 3.8%, 10/3/2019(a)	Prosper	10/04/2016	9,503	9,503	9,515
691580, 10.2%, 10/3/2019(a)	Prosper	10/04/2016	19,160	19,160	18,980

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	7

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
691583, 9.52%, 10/3/2021(a)	Prosper	10/04/2016	31,341	31,341	31,006
691586, 5.54%, 10/3/2019(a)	Prosper	10/04/2016	23,827	23,827	23,936
691589, 6.31%, 10/3/2019(a)	Prosper	10/04/2016	11,428	11,428	11,480
691590, 16.5%, 10/3/2021(a)	Prosper	10/04/2016	9,871	9,871	9,514
691592, 6.44%, 10/3/2019(a)	Prosper	10/04/2016	14,339	14,339	14,317
691595, 12.42%, 10/3/2019(a)	Prosper	10/04/2016	3,851	3,851	3,755
691598, 7.08%, 10/3/2019(a)	Prosper	10/04/2016	30,600	30,600	30,489
691601, 15.87%, 10/3/2019(a)	Prosper	10/04/2016	9,693	9,693	9,405
691604, 5.93%, 10/3/2019(a)	Prosper	10/04/2016	20,945	20,945	21,042
691607, 7.81%, 10/3/2019(a)	Prosper	10/04/2016	33,409	33,409	33,372
691611, 10.61%, 10/3/2021(a)	Prosper	10/04/2016	11,758	11,758	11,561
691614, 4.94%, 10/3/2021(a)	Prosper	10/04/2016	14,616	14,616	14,688
691617, 5.64%, 10/3/2021(a)	Prosper	10/04/2016	19,549	19,549	19,541
691620, 4.49%, 10/3/2019(a)	Prosper	10/04/2016	9,509	9,509	9,538
691623, 4.73%, 10/3/2019(a)	Prosper	10/04/2016	19,004	19,004	19,100
691626, 6.38%, 10/3/2019(a)	Prosper	10/04/2016	14,295	14,295	14,303
691668, 13.12%, 10/3/2021(a)	Prosper	10/04/2016	21,621	21,621	21,091
691677, 12.12%, 10/3/2021(a)	Prosper	10/04/2016	5,322	5,322	5,211
691679, 5.93%, 10/3/2019(a)	Prosper	10/04/2016	14,186	14,186	14,251
691683, 7.32%, 10/3/2019(a)	Prosper	10/04/2016	11,451	11,451	11,443
691689, 14.43%, 10/3/2019(a)	Prosper	10/04/2016	3,877	3,877	3,805
691692, 4.49%, 10/3/2019(a)	Prosper	10/04/2016	14,264	14,264	14,307
691695, 6.38%, 10/3/2019(a)	Prosper	10/04/2016	19,073	19,073	19,084
691742, 4.44%, 10/3/2019(a)	Prosper	10/04/2016	4,749	4,749	4,768
691745, 6.77%, 10/3/2019(a)	Prosper	10/04/2016	4,769	4,769	4,766
691748, 7.18%, 10/3/2021(a)	Prosper	10/04/2016	2,930	2,930	2,924
691751, 5.9%, 10/3/2019(a)	Prosper	10/04/2016	2,186	2,186	2,182
691754, 5.55%, 10/3/2019(a)	Prosper	10/04/2016	6,672	6,672	6,681
691757, 4.8%, 10/3/2019(a)	Prosper	10/04/2016	18,997	18,997	19,017
691760, 6.19%, 10/3/2021(a)	Prosper	10/04/2016	19,547	19,547	19,545
691769, 4.44%, 10/3/2019(a)	Prosper	10/04/2016	16,148	16,148	16,213
691772, 7.91%, 10/3/2019(a)	Prosper	10/04/2016	14,354	14,354	14,334
691775, 3.18%, 10/3/2019(a)	Prosper	10/04/2016	1,831	1,831	1,827
691781, 7.81%, 10/3/2019(a)	Prosper	10/04/2016	23,864	23,864	23,837
691784, 5.54%, 10/3/2019(a)	Prosper	10/04/2016	19,035	19,035	19,123
691790, 9.14%, 10/3/2021(a)	Prosper	10/04/2016	19,616	19,616	19,178
691793, 11.24%, 10/3/2021(a)	Prosper	10/04/2016	5,401	5,401	5,283

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
691796, 4.73%, 10/3/2019(a)	Prosper	10/04/2016	4,250	4,250	4,272
691799, 7.56%, 10/3/2019(a)	Prosper	10/04/2016	5,261	5,261	5,238
691808, 7.91%, 10/3/2019(a)	Prosper	10/04/2016	19,139	19,139	19,112
691814, 5.74%, 10/3/2021(a)	Prosper	10/04/2016	11,744	11,744	11,755
691817, 4.91%, 10/3/2021(a)	Prosper	10/04/2016	29,255	29,255	29,317
691820, 13.45%, 10/3/2019(a)	Prosper	10/04/2016	28,852	28,852	28,315
691838, 6.31%, 10/3/2019(a)	Prosper	10/04/2016	7,619	7,619	7,653
691856, 4.55%, 10/3/2021(a)	Prosper	10/04/2016	11,687	11,687	11,747
691865, 3.05%, 10/3/2021(a)	Prosper	10/04/2016	34,033	34,033	34,195
691868, 4.55%, 10/3/2021(a)	Prosper	10/04/2016	11,690	11,690	11,750
691914, 7.32%, 10/4/2019(a)	Prosper	10/05/2016	1,908	1,908	1,907
691974, 5.18%, 10/4/2019(a)	Prosper	10/05/2016	9,517	9,517	9,597
691983, 10.2%, 10/4/2019(a)	Prosper	10/05/2016	20,118	20,118	19,933
692013, 5.93%, 10/4/2019(a)	Prosper	10/05/2016	19,041	19,041	19,131
692025, 11.59%, 10/4/2019(a)	Prosper	10/05/2016	3,843	3,843	3,780
692046, 9.14%, 10/4/2021(a)	Prosper	10/05/2016	4,904	4,904	4,796
692061, 13.41%, 10/4/2019(a)	Prosper	10/05/2016	4,816	4,816	4,680
692172, 6.14%, 10/4/2021(a)	Prosper	10/05/2016	24,397	24,397	24,371
692187, 11.35%, 10/4/2021(a)	Prosper	10/05/2016	19,603	19,603	19,256
692207, 14.53%, 10/4/2019(a)	Prosper	10/05/2016	3,380	3,380	3,283
692231, 14.53%, 10/4/2019(a)	Prosper	10/05/2016	3,863	3,863	3,752
692237, 5.18%, 10/4/2019(a)	Prosper	10/05/2016	4,283	4,283	4,319
692303, 4.49%, 10/4/2019(a)	Prosper	10/05/2016	14,264	14,264	14,308
692345, 4.14%, 10/4/2019(a)	Prosper	10/05/2016	17,095	17,095	17,180
692357, 5.9%, 10/4/2019(a)	Prosper	10/05/2016	19,016	19,016	18,986
692402, 7.56%, 10/4/2019(a)	Prosper	10/05/2016	9,565	9,565	9,526
692484, 4.79%, 10/5/2019(a)	Prosper	10/06/2016	6,659	6,659	6,700
692490, 6.31%, 10/5/2019(a)	Prosper	10/06/2016	14,289	14,289	14,357
692653, 9.97%, 10/13/2021(a)	Prosper	10/14/2016	5,094	5,094	5,043
692656, 6.77%, 10/13/2019(a)	Prosper	10/14/2016	5,723	5,723	5,728
692665, 13.45%, 10/13/2019(a)	Prosper	10/14/2016	1,918	1,918	1,888
692668, 7.32%, 10/13/2019(a)	Prosper	10/14/2016	33,398	33,398	33,427
692671, 15.87%, 10/13/2019(a)	Prosper	10/14/2016	3,932	3,932	2,413
692674, 7.67%, 10/13/2021(a)	Prosper	10/14/2016	14,680	14,680	14,718
692677, 4.52%, 10/13/2021(a)	Prosper	10/14/2016	17,495	17,495	17,564
692680, 8.54%, 10/13/2019(a)	Prosper	10/14/2016	8,615	8,615	8,601
692683, 5.18%, 10/13/2019(a)	Prosper	10/14/2016	14,276	14,276	14,411

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	9

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
692686, 6.38%, 10/13/2019(a)	Prosper	10/14/2016	14,305	14,305	14,336
692700, 4.8%, 10/6/2019(a)	Prosper	10/07/2016	14,288	14,288	14,310
692722, 14.53%, 10/13/2019(a)	Prosper	10/14/2016	7,242	7,242	7,047
692827, 7.67%, 10/13/2021(a)	Prosper	10/14/2016	21,531	21,531	21,586
692833, 14.53%, 10/13/2019(a)	Prosper	10/14/2016	1,931	1,931	1,879
692838, 12.12%, 10/6/2021(a)	Prosper	10/07/2016	3,913	3,913	3,835
692847, 4.1%, 10/6/2019(a)	Prosper	10/07/2016	11,406	11,406	11,417
692848, 5.55%, 10/13/2019(a)	Prosper	10/14/2016	11,437	11,437	11,471
692857, 6.69%, 10/13/2021(a)	Prosper	10/14/2016	11,715	11,715	11,721
692866, 5.54%, 10/13/2019(a)	Prosper	10/14/2016	4,519	4,519	4,545
692890, 3.18%, 10/13/2019(a)	Prosper	10/14/2016	14,228	14,228	14,206
692893, 4.8%, 10/13/2019(a)	Prosper	10/14/2016	7,213	7,213	7,232
692899, 6.14%, 10/13/2021(a)	Prosper	10/14/2016	19,517	19,517	19,528
692920, 7.67%, 10/13/2021(a)	Prosper	10/14/2016	18,302	18,302	18,348
692929, 3.85%, 10/14/2019(a)	Prosper	10/15/2016	14,241	14,241	14,295
692942, 14.43%, 10/6/2019(a)	Prosper	10/07/2016	14,340	14,340	14,088
692943, 5.41%, 10/6/2019(a)	Prosper	10/07/2016	9,549	9,549	9,542
692954, 3.85%, 10/6/2019(a)	Prosper	10/07/2016	18,988	18,988	19,049
692985, 4.49%, 10/6/2019(a)	Prosper	10/07/2016	14,264	14,264	14,311
692997, 15.13%, 10/6/2019(a)	Prosper	10/07/2016	9,408	9,408	9,128
693042, 5.18%, 10/6/2019(a)	Prosper	10/07/2016	28,552	28,552	28,798
693057, 7.91%, 10/6/2019(a)	Prosper	10/07/2016	11,483	11,483	11,476
693080, 5.34%, 10/6/2021(a)	Prosper	10/07/2016	34,141	34,141	34,231
693108, 7.32%, 10/6/2019(a)	Prosper	10/07/2016	19,085	19,085	19,080
693111, 7.56%, 10/6/2019(a)	Prosper	10/07/2016	14,348	14,348	14,296
693155, 6.31%, 10/6/2019(a)	Prosper	10/07/2016	17,142	17,142	17,225
693163, 11.59%, 10/14/2019(a)	Prosper	10/15/2016	9,607	9,607	9,479
693209, 16.6%, 10/6/2019(a)	Prosper	10/07/2016	2,413	2,413	2,345
693290, 4.8%, 10/6/2019(a)	Prosper	10/07/2016	14,288	14,288	14,310
693296, 7.91%, 10/6/2019(a)	Prosper	10/07/2016	9,574	9,574	9,568
693302, 12.46%, 10/6/2019(a)	Prosper	10/07/2016	24,032	24,032	23,667
693316, 12.46%, 10/14/2019(a)	Prosper	10/15/2016	9,613	9,613	9,491
693491, 9.75%, 10/7/2019(a)	Prosper	10/08/2016	14,366	14,366	14,260
693530, 4.91%, 10/7/2021(a)	Prosper	10/08/2016	19,504	19,504	19,559
693556, 7.18%, 10/17/2021(a)	Prosper	10/18/2016	17,577	17,577	17,586
693631, 11.57%, 10/17/2019(a)	Prosper	10/18/2016	14,380	14,380	14,236
693649, 9.06%, 10/17/2019(a)	Prosper	10/18/2016	10,533	10,533	10,520

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
693729, 8.54%, 10/11/2019(a)	Prosper	10/11/2016	18,421	18,421	18,382
693827, 4.49%, 10/11/2019(a)	Prosper	10/11/2016	33,282	33,282	33,411
693857, 7.56%, 10/11/2019(a)	Prosper	10/11/2016	23,913	23,913	23,855
694006, 10%, 10/18/2021(a)	Prosper	10/19/2016	7,359	7,359	7,218
694296, 5.64%, 10/12/2021(a)	Prosper	10/13/2016	11,729	11,729	11,752
694334, 7.32%, 10/12/2019(a)	Prosper	10/13/2016	9,542	9,542	9,549
694402, 4.79%, 10/19/2019(a)	Prosper	10/20/2016	9,037	9,037	9,107
695115, 6.38%, 10/13/2019(a)	Prosper	10/14/2016	12,821	12,821	12,849
695121, 7.32%, 10/13/2019(a)	Prosper	10/14/2016	19,085	19,085	19,101
695124, 3.85%, 10/13/2019(a)	Prosper	10/14/2016	26,583	26,583	26,682
695127, 6.38%, 10/13/2019(a)	Prosper	10/14/2016	18,398	18,398	18,438
695130, 9.75%, 10/13/2019(a)	Prosper	10/14/2016	4,789	4,789	4,760
695144, 7.56%, 10/13/2019(a)	Prosper	10/14/2016	19,131	19,131	19,094
695147, 13.12%, 10/13/2021(a)	Prosper	10/14/2016	19,656	19,656	19,236
695150, 14.53%, 10/13/2019(a)	Prosper	10/14/2016	7,243	7,243	7,066
695154, 7.67%, 10/13/2021(a)	Prosper	10/14/2016	9,787	9,787	9,812
695156, 7.32%, 10/13/2019(a)	Prosper	10/14/2016	5,526	5,526	5,531
695159, 6.44%, 10/13/2019(a)	Prosper	10/14/2016	9,560	9,560	9,568
695162, 5.41%, 10/13/2019(a)	Prosper	10/14/2016	11,463	11,463	11,476
695168, 5.98%, 10/13/2019(a)	Prosper	10/14/2016	9,058	9,058	9,084
695171, 2.71%, 10/13/2021(a)	Prosper	10/14/2016	14,590	14,590	14,599
695174, 5.74%, 10/13/2021(a)	Prosper	10/14/2016	25,368	25,368	25,435
695180, 5.98%, 10/13/2019(a)	Prosper	10/14/2016	5,721	5,721	5,738
695183, 6.31%, 10/13/2019(a)	Prosper	10/14/2016	5,714	5,714	5,746
695186, 13.41%, 10/13/2019(a)	Prosper	10/14/2016	13,966	13,966	13,618
695189, 14.53%, 10/13/2019(a)	Prosper	10/14/2016	7,243	7,243	7,066
695195, 4.1%, 10/13/2019(a)	Prosper	10/14/2016	7,804	7,804	7,818
695198, 12.42%, 10/13/2019(a)	Prosper	10/14/2016	6,258	6,258	6,126
695201, 9.75%, 10/13/2019(a)	Prosper	10/14/2016	7,183	7,183	7,140
695219, 5.64%, 10/13/2021(a)	Prosper	10/14/2016	34,153	34,153	34,226
695258, 9.06%, 10/13/2019(a)	Prosper	10/14/2016	8,618	8,618	8,599
695307, 9.75%, 10/13/2019(a)	Prosper	10/14/2016	17,240	17,240	17,136
695310, 4.14%, 10/13/2019(a)	Prosper	10/14/2016	8,115	8,115	8,161
695322, 14.43%, 10/13/2019(a)	Prosper	10/14/2016	10,586	10,586	10,422
695331, 10.36%, 10/13/2019(a)	Prosper	10/14/2016	5,759	5,759	5,671
695337, 3.8%, 10/13/2019(a)	Prosper	10/14/2016	4,751	4,751	4,762
695340, 15.75%, 10/13/2021(a)	Prosper	10/14/2016	14,776	14,776	14,282

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	11

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
695346, 3.8%, 10/13/2021(a)	Prosper	10/14/2016	3,854	3,854	3,902
695352, 15%, 10/13/2021(a)	Prosper	10/14/2016	11,816	11,816	11,404
695367, 7.31%, 10/13/2021(a)	Prosper	10/14/2016	19,566	19,566	19,528
695376, 5.55%, 10/13/2019(a)	Prosper	10/14/2016	7,622	7,622	7,645
695382, 10.2%, 10/13/2019(a)	Prosper	10/14/2016	14,370	14,370	14,268
695393, 5.54%, 10/13/2019(a)	Prosper	10/14/2016	6,646	6,646	6,684
695396, 5.93%, 10/13/2019(a)	Prosper	10/14/2016	9,520	9,520	9,575
695402, 6.31%, 10/13/2019(a)	Prosper	10/14/2016	7,008	7,008	7,047
695408, 4.1%, 10/13/2019(a)	Prosper	10/14/2016	19,104	19,104	19,137
695420, 11.57%, 10/13/2019(a)	Prosper	10/14/2016	14,380	14,380	14,223
695423, 10.83%, 10/13/2019(a)	Prosper	10/14/2016	9,556	9,556	9,460
695426, 4.1%, 10/13/2019(a)	Prosper	10/14/2016	14,257	14,257	14,281
695435, 4.91%, 10/13/2021(a)	Prosper	10/14/2016	19,504	19,504	19,580
695459, 7.67%, 10/13/2021(a)	Prosper	10/14/2016	21,629	21,629	21,684
695541, 3.85%, 10/14/2019(a)	Prosper	10/15/2016	16,102	16,102	16,163
695558, 14.53%, 10/14/2019(a)	Prosper	10/15/2016	1,931	1,931	1,885
695679, 12.46%, 10/14/2019(a)	Prosper	10/15/2016	4,806	4,806	4,745
695693, 14.54%, 10/14/2019(a)	Prosper	10/15/2016	7,240	7,240	7,020
695724, 4.49%, 10/14/2019(a)	Prosper	10/15/2016	16,165	16,165	16,233
695766, 13.45%, 10/17/2019(a)	Prosper	10/18/2016	28,852	28,852	28,439
695973, 5.98%, 10/17/2019(a)	Prosper	10/18/2016	9,547	9,547	9,582
696605, 6.44%, 10/18/2019(a)	Prosper	10/19/2016	9,560	9,560	9,580
696623, 11.59%, 10/18/2019(a)	Prosper	10/19/2016	9,607	9,607	9,491
697037, 4.73%, 10/19/2019(a)	Prosper	10/20/2016	9,486	9,486	9,545
699673, 3.19%, 11/3/2019(a)	Prosper	11/04/2016	1,949	1,949	1,945
699676, 5.94%, 11/3/2019(a)	Prosper	11/04/2016	19,548	19,548	19,352
699682, 8.59%, 11/3/2019(a)	Prosper	11/04/2016	10,761	10,761	10,655
699688, 7.6%, 11/3/2019(a)	Prosper	11/04/2016	24,449	24,449	24,206
699691, 4.52%, 11/3/2019(a)	Prosper	11/04/2016	14,628	14,628	14,576
699712, 7.13%, 11/3/2019(a)	Prosper	11/04/2016	16,615	16,615	16,450
699724, 4.47%, 11/3/2019(a)	Prosper	11/04/2016	19,495	19,495	19,457
699730, 10.02%, 11/3/2021(a)	Prosper	11/04/2016	24,761	24,761	24,385
699739, 5.58%, 11/3/2019(a)	Prosper	11/04/2016	16,585	16,585	16,527
699748, 4.47%, 11/3/2019(a)	Prosper	11/04/2016	19,495	19,495	19,457
699754, 4.83%, 11/3/2019(a)	Prosper	11/04/2016	6,832	6,832	6,790
699760, 7.13%, 11/3/2019(a)	Prosper	11/04/2016	12,712	12,712	12,585
699769, 14.5%, 11/3/2019(a)	Prosper	11/04/2016	8,045	8,045	7,935

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
699775, 9.99%, 11/3/2021(a)	Prosper	11/04/2016	19,686	19,686	19,470
699778, 5.76%, 11/3/2021(a)	Prosper	11/04/2016	19,750	19,750	19,598
699787, 13.51%, 11/3/2019(a)	Prosper	11/04/2016	4,904	4,904	4,836
699793, 6.42%, 11/3/2019(a)	Prosper	11/04/2016	18,066	18,066	17,958
699799, 10.88%, 11/3/2019(a)	Prosper	11/04/2016	24,476	24,476	24,237
699811, 4.82%, 11/3/2019(a)	Prosper	11/04/2016	3,045	3,045	3,034
699814, 9.54%, 11/3/2021(a)	Prosper	11/04/2016	11,873	11,873	11,743
699823, 5.58%, 11/3/2019(a)	Prosper	11/04/2016	19,512	19,512	19,443
699829, 3.83%, 11/3/2019(a)	Prosper	11/04/2016	4,875	4,875	4,857
699937, 14.59%, 11/3/2019(a)	Prosper	11/04/2016	2,494	2,494	2,440
700048, 3.06%, 11/3/2021(a)	Prosper	11/04/2016	33,547	33,547	33,388
700168, 9.11%, 11/3/2019(a)	Prosper	11/04/2016	7,828	7,828	7,750
700231, 7.96%, 11/4/2019(a)	Prosper	11/05/2016	9,781	9,781	9,686
700234, 10.25%, 11/4/2019(a)	Prosper	11/05/2016	11,746	11,746	11,633
700273, 7.36%, 11/4/2019(a)	Prosper	11/05/2016	8,792	8,792	8,741
700282, 9.54%, 11/4/2021(a)	Prosper	11/05/2016	5,937	5,937	5,873
700288, 4.83%, 11/4/2019(a)	Prosper	11/05/2016	19,520	19,520	19,404
700483, 4.82%, 11/4/2019(a)	Prosper	11/05/2016	9,753	9,753	9,719
700498, 13.51%, 11/4/2019(a)	Prosper	11/05/2016	7,356	7,356	7,257
700510, 9.56%, 11/4/2019(a)	Prosper	11/05/2016	14,694	14,694	14,494
700513, 5.58%, 11/4/2019(a)	Prosper	11/05/2016	4,878	4,878	4,861
700516, 4.47%, 11/4/2019(a)	Prosper	11/05/2016	19,495	19,495	19,458
700528, 4.76%, 11/4/2019(a)	Prosper	11/05/2016	6,921	6,921	6,909
700534, 3.87%, 11/4/2019(a)	Prosper	11/05/2016	12,669	12,669	12,645
700540, 15.04%, 11/4/2021(a)	Prosper	11/05/2016	11,907	11,907	11,690
700543, 5.22%, 11/4/2019(a)	Prosper	11/05/2016	14,632	14,632	14,581
700549, 6.81%, 11/4/2019(a)	Prosper	11/05/2016	19,534	19,534	19,420
700567, 4.52%, 11/4/2019(a)	Prosper	11/05/2016	11,702	11,702	11,662
700585, 7.36%, 11/4/2019(a)	Prosper	11/05/2016	7,815	7,815	7,770
700603, 8.33%, 11/4/2021(a)	Prosper	11/05/2016	14,837	14,837	14,676
700609, 4.13%, 11/4/2019(a)	Prosper	11/05/2016	6,825	6,825	6,801
700627, 3.83%, 11/4/2019(a)	Prosper	11/05/2016	9,749	9,749	9,715
700630, 4.76%, 11/4/2019(a)	Prosper	11/05/2016	6,824	6,824	6,811
700753, 3.83%, 11/4/2019(a)	Prosper	11/05/2016	29,248	29,248	29,145
700801, 7.6%, 11/7/2019(a)	Prosper	11/08/2016	9,751	9,751	9,663
700804, 5.76%, 11/7/2021(a)	Prosper	11/08/2016	9,875	9,875	9,805
700822, 5.58%, 11/7/2019(a)	Prosper	11/08/2016	14,644	14,644	14,564

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	13

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
701521, 14.15%, 11/8/2021(a)	Prosper	11/09/2016	7,931	7,931	7,825
701548, 14.15%, 11/8/2021(a)	Prosper	11/09/2016	24,786	24,786	24,453
701662, 8.59%, 11/8/2019(a)	Prosper	11/09/2016	4,891	4,891	4,849
701983, 5.96%, 11/9/2019(a)	Prosper	11/10/2016	15,026	15,026	14,982
702232, 11.64%, 11/10/2019(a)	Prosper	11/11/2016	9,802	9,802	9,688
702294, 14.15%, 11/3/2021(a)	Prosper	11/04/2016	24,786	24,786	24,413
702297, 14.59%, 11/3/2019(a)	Prosper	11/04/2016	3,440	3,440	3,366
702300, 11.62%, 11/3/2019(a)	Prosper	11/04/2016	9,793	9,793	9,697
702309, 4.92%, 11/3/2021(a)	Prosper	11/04/2016	18,758	18,758	18,612
702312, 4.83%, 11/3/2019(a)	Prosper	11/04/2016	9,654	9,654	9,595
702321, 4.13%, 11/3/2019(a)	Prosper	11/04/2016	17,551	17,551	17,488
702345, 6.81%, 11/3/2019(a)	Prosper	11/04/2016	7,813	7,813	7,767
702351, 6.02%, 11/3/2019(a)	Prosper	11/04/2016	7,800	7,800	7,753
702370, 6.35%, 11/10/2019(a)	Prosper	11/11/2016	19,420	19,420	19,364
702381, 10.88%, 11/3/2019(a)	Prosper	11/04/2016	3,916	3,916	3,878
702408, 11.27%, 11/3/2021(a)	Prosper	11/04/2016	19,815	19,815	19,515
702438, 10.63%, 11/3/2021(a)	Prosper	11/04/2016	24,744	24,744	24,473
702441, 7.36%, 11/3/2019(a)	Prosper	11/04/2016	17,095	17,095	16,994
702444, 9.16%, 11/3/2021(a)	Prosper	11/04/2016	10,892	10,892	10,727
702471, 9.8%, 11/3/2019(a)	Prosper	11/04/2016	3,425	3,425	3,392
702486, 7.36%, 11/3/2019(a)	Prosper	11/04/2016	19,244	19,244	19,130
702489, 6.81%, 11/3/2019(a)	Prosper	11/04/2016	6,065	6,065	6,029
702497, 6.16%, 11/3/2021(a)	Prosper	11/04/2016	3,951	3,951	3,920
702503, 14.59%, 11/3/2019(a)	Prosper	11/04/2016	7,370	7,370	7,213
702515, 5.96%, 11/3/2019(a)	Prosper	11/04/2016	1,951	1,951	1,945
702533, 6.85%, 11/3/2021(a)	Prosper	11/04/2016	16,807	16,807	16,621
702551, 3.87%, 11/3/2019(a)	Prosper	11/04/2016	14,618	14,618	14,589
702557, 7.96%, 11/3/2019(a)	Prosper	11/04/2016	34,233	34,233	33,893
702587, 13.29%, 11/3/2021(a)	Prosper	11/04/2016	6,943	6,943	6,814
702605, 3.83%, 11/3/2019(a)	Prosper	11/04/2016	3,412	3,412	3,400
702620, 6.81%, 11/3/2019(a)	Prosper	11/04/2016	19,534	19,534	19,417
702626, 6.16%, 11/3/2021(a)	Prosper	11/04/2016	14,815	14,815	14,700
702674, 4.82%, 11/3/2019(a)	Prosper	11/04/2016	21,464	21,464	21,605
702852, 6.35%, 11/4/2019(a)	Prosper	11/05/2016	11,710	11,710	11,671
702861, 9.11%, 11/4/2019(a)	Prosper	11/05/2016	1,957	1,957	1,938
702885, 5.96%, 11/4/2019(a)	Prosper	11/05/2016	14,636	14,636	14,586
702924, 4.76%, 11/4/2019(a)	Prosper	11/05/2016	4,874	4,874	4,865

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
702936, 10.02%, 11/4/2021(a)	Prosper	11/05/2016	11,885	11,885	11,709
702971, 6.35%, 11/4/2019(a)	Prosper	11/05/2016	19,517	19,517	19,451
702983, 5.66%, 11/4/2021(a)	Prosper	11/05/2016	19,272	19,272	19,062
702989, 5.58%, 11/4/2019(a)	Prosper	11/05/2016	19,414	19,414	19,348
702995, 8.33%, 11/4/2021(a)	Prosper	11/05/2016	19,782	19,782	19,568
703004, 12.15%, 11/4/2021(a)	Prosper	11/05/2016	3,964	3,964	3,905
703007, 14.59%, 11/4/2019(a)	Prosper	11/05/2016	1,965	1,965	1,924
703016, 14.59%, 11/4/2019(a)	Prosper	11/05/2016	3,931	3,931	3,849
703059, 4.83%, 11/4/2019(a)	Prosper	11/05/2016	29,280	29,280	29,106
703083, 4.17%, 11/4/2021(a)	Prosper	11/05/2016	9,373	9,373	9,317
703084, 4.82%, 11/15/2019(a)	Prosper	11/16/2016	19,506	19,506	19,458
703087, 14.5%, 11/15/2019(a)	Prosper	11/16/2016	3,012	3,012	2,981
703139, 7.13%, 11/4/2019(a)	Prosper	11/05/2016	7,823	7,823	7,746
703149, 7.2%, 11/4/2021(a)	Prosper	11/05/2016	24,699	24,699	24,514
703155, 4.47%, 11/4/2019(a)	Prosper	11/05/2016	6,823	6,823	6,810
703157, 5.2%, 11/4/2019(a)	Prosper	11/05/2016	9,761	9,761	9,703
703167, 7.33%, 11/4/2021(a)	Prosper	11/05/2016	19,776	19,776	19,562
703179, 7.36%, 11/4/2019(a)	Prosper	11/05/2016	17,584	17,584	17,482
703194, 9.8%, 11/4/2019(a)	Prosper	11/05/2016	2,924	2,924	2,896
703197, 10.63%, 11/4/2021(a)	Prosper	11/05/2016	9,897	9,897	9,791
703203, 6.42%, 11/4/2019(a)	Prosper	11/05/2016	14,648	14,648	14,563
703216, 8.33%, 11/15/2021(a)	Prosper	11/16/2016	7,913	7,913	7,848
703224, 5.76%, 11/4/2021(a)	Prosper	11/05/2016	14,813	14,813	14,701
703227, 10.41%, 11/4/2019(a)	Prosper	11/05/2016	22,536	22,536	22,230
703230, 5.76%, 11/4/2021(a)	Prosper	11/05/2016	9,875	9,875	9,800
703233, 14.26%, 11/4/2019(a)	Prosper	11/05/2016	7,855	7,855	7,719
703239, 14.59%, 11/4/2019(a)	Prosper	11/05/2016	7,370	7,370	7,216
703241, 14.59%, 11/4/2019(a)	Prosper	11/05/2016	7,370	7,370	7,216
703251, 12.15%, 11/4/2021(a)	Prosper	11/05/2016	9,910	9,910	9,763
703256, 7.13%, 11/4/2019(a)	Prosper	11/05/2016	4,889	4,889	4,841
703260, 14.26%, 11/4/2019(a)	Prosper	11/05/2016	11,782	11,782	11,578
703262, 6.02%, 11/4/2019(a)	Prosper	11/05/2016	6,835	6,835	6,795
703266, 7.85%, 11/4/2019(a)	Prosper	11/05/2016	7,816	7,816	7,771
703272, 7.13%, 11/4/2019(a)	Prosper	11/05/2016	14,667	14,667	14,524
703283, 6.02%, 11/4/2019(a)	Prosper	11/05/2016	8,788	8,788	8,736
703286, 5.66%, 11/4/2021(a)	Prosper	11/05/2016	14,825	14,825	14,663
703295, 7.36%, 11/4/2019(a)	Prosper	11/05/2016	9,474	9,474	9,419

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	15

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
703296, 7.13%, 11/4/2019(a)	Prosper	11/05/2016	10,756	10,756	10,651
703328, 4.95%, 11/4/2021(a)	Prosper	11/05/2016	18,751	18,751	18,640
703331, 14.59%, 11/4/2019(a)	Prosper	11/05/2016	7,364	7,364	7,210
703337, 4.82%, 11/4/2019(a)	Prosper	11/05/2016	16,580	16,580	16,523
703356, 4.83%, 11/4/2019(a)	Prosper	11/05/2016	4,880	4,880	4,851
703368, 10.02%, 11/4/2021(a)	Prosper	11/05/2016	24,067	24,067	23,710
703385, 3.42%, 11/4/2021(a)	Prosper	11/05/2016	10,850	10,850	10,785
703395, 14.1%, 11/4/2021(a)	Prosper	11/05/2016	9,921	9,921	9,740
703419, 14.59%, 11/7/2019(a)	Prosper	11/08/2016	1,965	1,965	1,927
703424, 4.47%, 11/4/2019(a)	Prosper	11/05/2016	19,495	19,495	19,458
703449, 10.88%, 11/7/2019(a)	Prosper	11/08/2016	9,790	9,790	9,703
703454, 3.57%, 11/4/2019(a)	Prosper	11/05/2016	2,923	2,923	2,918
703475, 11.38%, 11/7/2021(a)	Prosper	11/08/2016	16,037	16,037	15,877
703536, 6.85%, 11/7/2021(a)	Prosper	11/08/2016	22,838	22,838	22,607
703635, 4.13%, 11/7/2019(a)	Prosper	11/08/2016	6,880	6,880	6,857
703647, 6.02%, 11/7/2019(a)	Prosper	11/08/2016	7,811	7,811	7,769
703680, 5.96%, 11/7/2019(a)	Prosper	11/08/2016	14,636	14,636	14,590
703710, 14.59%, 11/7/2019(a)	Prosper	11/08/2016	7,370	7,370	7,227
703823, 4.82%, 11/7/2019(a)	Prosper	11/08/2016	14,630	14,630	14,583
703869, 5.22%, 11/8/2019(a)	Prosper	11/09/2016	3,219	3,219	3,209
703919, 7.6%, 11/7/2019(a)	Prosper	11/08/2016	24,449	24,449	24,228
703958, 6.81%, 11/8/2019(a)	Prosper	11/09/2016	4,883	4,883	4,858
704011, 7.69%, 11/17/2021(a)	Prosper	11/18/2016	9,889	9,889	9,812
704014, 6.02%, 11/17/2019(a)	Prosper	11/18/2016	7,811	7,811	7,780
704094, 5.44%, 11/8/2019(a)	Prosper	11/09/2016	10,753	10,753	10,773
704103, 15.04%, 11/8/2021(a)	Prosper	11/09/2016	13,892	13,892	13,661
704109, 13.46%, 11/8/2019(a)	Prosper	11/09/2016	1,963	1,963	1,932
704117, 11.64%, 11/8/2019(a)	Prosper	11/09/2016	3,921	3,921	3,873
704147, 13.51%, 11/8/2019(a)	Prosper	11/09/2016	11,596	11,596	11,455
704169, 3.83%, 11/8/2019(a)	Prosper	11/09/2016	11,699	11,699	11,662
704178, 6.21%, 11/8/2021(a)	Prosper	11/09/2016	14,827	14,827	14,680
704204, 7.33%, 11/8/2021(a)	Prosper	11/09/2016	14,832	14,832	14,685
704327, 11.64%, 11/8/2019(a)	Prosper	11/09/2016	4,901	4,901	4,841
704391, 5.2%, 11/9/2019(a)	Prosper	11/10/2016	7,321	7,321	7,283
704451, 4.76%, 11/9/2019(a)	Prosper	11/10/2016	10,723	10,723	10,706
704577, 5.96%, 11/9/2019(a)	Prosper	11/10/2016	7,806	7,806	7,783
704583, 7.13%, 11/9/2019(a)	Prosper	11/10/2016	9,778	9,778	9,694

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
704654, 6.02%, 11/9/2019(a)	Prosper	11/10/2016	9,764	9,764	9,714
704662, 13.51%, 11/18/2019(a)	Prosper	11/19/2016	9,808	9,808	9,719
704665, 14.59%, 11/18/2019(a)	Prosper	11/19/2016	4,914	4,914	4,843
704789, 8.85%, 11/9/2021(a)	Prosper	11/10/2016	34,624	34,624	34,291
704801, 13.51%, 11/9/2019(a)	Prosper	11/10/2016	3,433	3,433	3,392
704898, 16.53%, 11/10/2021(a)	Prosper	11/11/2016	6,948	6,948	6,838
704928, 6.02%, 11/10/2019(a)	Prosper	11/11/2016	9,764	9,764	9,715
704943, 10.88%, 11/10/2019(a)	Prosper	11/11/2016	11,748	11,748	11,652
705200, 14.59%, 11/14/2019(a)	Prosper	11/12/2016	5,405	5,405	5,317
705213, 7.36%, 11/14/2019(a)	Prosper	11/12/2016	6,838	6,838	6,808
705225, 16.53%, 11/14/2021(a)	Prosper	11/12/2016	10,918	10,918	10,764
705590, 5.2%, 11/15/2019(a)	Prosper	11/16/2016	1,952	1,952	1,944
705738, 14.26%, 11/15/2019(a)	Prosper	11/16/2016	12,764	12,764	12,598
705741, 14.5%, 11/15/2019(a)	Prosper	11/16/2016	2,943	2,943	2,914
705779, 3.87%, 11/15/2019(a)	Prosper	11/16/2016	9,745	9,745	9,733
705782, 5.45%, 11/15/2019(a)	Prosper	11/16/2016	13,779	13,779	13,678
705785, 5.58%, 11/15/2019(a)	Prosper	11/16/2016	17,573	17,573	17,497
705788, 4.56%, 11/15/2021(a)	Prosper	11/16/2016	6,315	6,315	6,287
705816, 11.62%, 11/15/2019(a)	Prosper	11/16/2016	9,793	9,793	9,724
706176, 13.51%, 11/16/2019(a)	Prosper	11/17/2016	19,616	19,616	19,425
706662, 4.76%, 11/17/2019(a)	Prosper	11/18/2016	19,497	19,497	19,475
706665, 5.57%, 11/17/2019(a)	Prosper	11/18/2016	7,807	7,807	7,859
706671, 3.19%, 11/17/2019(a)	Prosper	11/18/2016	14,614	14,614	14,596
706718, 7.6%, 11/17/2019(a)	Prosper	11/18/2016	12,714	12,714	12,627
706739, 6.35%, 11/17/2019(a)	Prosper	11/18/2016	5,855	5,855	5,842
706742, 4.56%, 11/17/2021(a)	Prosper	11/18/2016	19,735	19,735	19,651
706745, 4.82%, 11/17/2019(a)	Prosper	11/18/2016	11,704	11,704	11,676
707017, 10.88%, 11/22/2019(a)	Prosper	11/23/2016	8,811	8,811	8,763
707313, 7.2%, 11/18/2021(a)	Prosper	11/19/2016	24,699	24,699	24,569
707369, 3.19%, 11/18/2019(a)	Prosper	11/19/2016	9,743	9,743	9,731
707372, 13.46%, 11/18/2019(a)	Prosper	11/19/2016	11,780	11,780	11,640
707375, 7.36%, 11/18/2019(a)	Prosper	11/19/2016	1,954	1,954	1,946
710083, 9.61%, 12/1/2019(a)	Prosper	12/02/2016	30,000	30,000	29,726
710086, 7.35%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,862
710089, 5.48%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,920
710092, 12.18%, 12/1/2021(a)	Prosper	12/02/2016	6,000	6,000	5,943
710095, 9.61%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,954

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	17

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
710104, 8.35%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,862
710107, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	2,000	2,000	1,972
710128, 9.61%, 12/1/2019(a)	Prosper	12/02/2016	8,000	8,000	7,927
710131, 5.61%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,984
710134, 12.54%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,861
710137, 5.25%, 12/1/2019(a)	Prosper	12/02/2016	19,901	19,901	19,847
710140, 10.66%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,862
710143, 5.61%, 12/1/2019(a)	Prosper	12/02/2016	5,200	5,200	5,178
710146, 7.22%, 12/1/2021(a)	Prosper	12/02/2016	25,000	25,000	24,881
710149, 5.97%, 12/1/2019(a)	Prosper	12/02/2016	7,540	7,540	7,490
710152, 6.38%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,986
710155, 4.57%, 12/1/2021(a)	Prosper	12/02/2016	15,000	15,000	14,942
710158, 7.17%, 12/1/2019(a)	Prosper	12/02/2016	5,500	5,500	5,463
710161, 5.97%, 12/1/2019(a)	Prosper	12/02/2016	6,300	6,300	6,258
710164, 6.17%, 12/1/2021(a)	Prosper	12/02/2016	11,000	11,000	10,947
710167, 7.9%, 12/1/2019(a)	Prosper	12/02/2016	18,500	18,500	18,422
710170, 5.48%, 12/1/2019(a)	Prosper	12/02/2016	3,000	3,000	2,980
710173, 4.49%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,966
710176, 4.85%, 12/1/2019(a)	Prosper	12/02/2016	16,000	16,000	15,932
710179, 9.85%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,900
710182, 5.99%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,973
710185, 5.61%, 12/1/2019(a)	Prosper	12/02/2016	4,000	4,000	3,983
710188, 10.94%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,967
710194, 7.9%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,958
710197, 4.85%, 12/1/2019(a)	Prosper	12/02/2016	7,700	7,700	7,679
710200, 7.4%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,916
710203, 6.38%, 12/1/2019(a)	Prosper	12/02/2016	13,000	13,000	12,965
710206, 5.61%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,986
710209, 4.79%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,983
710212, 3.85%, 12/1/2019(a)	Prosper	12/02/2016	4,859	4,859	4,846
710215, 4.55%, 12/1/2019(a)	Prosper	12/02/2016	9,000	9,000	8,976
710218, 3.85%, 12/1/2019(a)	Prosper	12/02/2016	32,000	32,000	31,914
710221, 3.89%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,980
710224, 3.89%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,966
710227, 3.59%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,974
710230, 4.79%, 12/1/2019(a)	Prosper	12/02/2016	8,000	8,000	7,986
710233, 3.89%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,966

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
710236, 3.21%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,974
710323, 5.67%, 12/1/2021(a)	Prosper	12/02/2016	35,000	35,000	34,759
710356, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,397
710431, 16.01%, 12/1/2019(a)	Prosper	12/02/2016	8,000	8,000	7,907
710455, 13.58%, 12/1/2019(a)	Prosper	12/02/2016	5,263	5,263	5,215
710528, 10.63%, 11/23/2021(a)	Prosper	11/24/2016	14,846	14,846	14,753
710720, 5.36%, 11/23/2021(a)	Prosper	11/24/2016	24,685	24,685	24,573
710848, 15.27%, 12/2/2019(a)	Prosper	12/03/2016	10,000	10,000	9,888
710851, 4.57%, 12/2/2021(a)	Prosper	12/03/2016	15,000	15,000	14,944
710854, 3.89%, 12/2/2019(a)	Prosper	12/03/2016	23,250	23,250	23,212
710857, 8.35%, 12/2/2021(a)	Prosper	12/03/2016	25,000	25,000	24,833
710935, 14.19%, 12/5/2021(a)	Prosper	12/06/2016	20,000	20,000	19,836
710950, 7.22%, 12/5/2021(a)	Prosper	12/06/2016	18,000	18,000	18,076
710962, 5.17%, 12/5/2021(a)	Prosper	12/06/2016	23,000	23,000	22,863
710971, 9.57%, 12/5/2021(a)	Prosper	12/06/2016	10,000	10,000	9,940
710974, 4.79%, 12/5/2019(a)	Prosper	12/06/2016	10,000	10,000	9,985
710977, 4.15%, 12/5/2019(a)	Prosper	12/06/2016	7,500	7,500	7,482
711058, 3.85%, 12/5/2019(a)	Prosper	12/06/2016	6,000	6,000	5,986
711097, 3.21%, 12/5/2019(a)	Prosper	12/06/2016	11,000	11,000	10,984
711142, 5.97%, 12/5/2019(a)	Prosper	12/06/2016	14,700	14,700	14,615
711151, 5.61%, 12/5/2019(a)	Prosper	12/06/2016	10,000	10,000	9,977
711160, 6.85%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,945
711172, 4.49%, 12/5/2019(a)	Prosper	12/06/2016	12,000	12,000	11,982
711181, 7.9%, 12/5/2019(a)	Prosper	12/06/2016	5,400	5,400	5,380
711184, 13.18%, 12/5/2021(a)	Prosper	12/06/2016	6,500	6,500	6,447
711190, 6.87%, 12/5/2021(a)	Prosper	12/06/2016	10,000	10,000	9,940
711193, 5.48%, 12/5/2019(a)	Prosper	12/06/2016	6,000	6,000	5,965
711199, 5.25%, 12/5/2019(a)	Prosper	12/06/2016	35,000	35,000	34,918
711202, 9.19%, 12/5/2021(a)	Prosper	12/06/2016	14,919	14,919	14,797
711214, 4.85%, 12/5/2019(a)	Prosper	12/06/2016	14,200	14,200	14,148
711217, 7.17%, 12/5/2019(a)	Prosper	12/06/2016	10,000	10,000	9,942
711220, 11.7%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,881
711539, 6.42%, 11/28/2019(a)	Prosper	11/29/2016	4,100	4,100	4,130
712021, 9.19%, 12/6/2021(a)	Prosper	12/07/2016	12,000	12,000	11,905
712033, 5.61%, 12/6/2019(a)	Prosper	12/07/2016	20,000	20,000	19,930
712306, 7.4%, 12/6/2019(a)	Prosper	12/07/2016	10,000	10,000	9,965
712392, 9.8%, 11/30/2019(a)	Prosper	12/01/2016	17,000	17,000	16,932

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	19

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
712471, 13.18%, 12/6/2021(a)	Prosper	12/07/2016	7,000	7,000	6,945
712510, 14.19%, 12/6/2021(a)	Prosper	12/07/2016	11,000	11,000	10,913
712549, 7.71%, 12/6/2021(a)	Prosper	12/07/2016	10,500	10,500	10,440
712570, 7.64%, 12/6/2019(a)	Prosper	12/07/2016	13,000	13,000	12,928
712576, 10.46%, 12/6/2019(a)	Prosper	12/07/2016	3,000	3,000	2,977
712591, 14.67%, 12/6/2019(a)	Prosper	12/07/2016	7,500	7,500	7,414
712639, 13.58%, 12/6/2019(a)	Prosper	12/07/2016	2,000	2,000	1,985
712642, 9.61%, 12/6/2019(a)	Prosper	12/07/2016	10,000	10,000	9,924
712897, 5.61%, 12/6/2019(a)	Prosper	12/07/2016	6,000	6,000	5,979
712907, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,397
712919, 10.46%, 12/1/2019(a)	Prosper	12/02/2016	2,500	2,500	2,477
712922, 5.48%, 12/1/2019(a)	Prosper	12/02/2016	8,214	8,214	8,159
712925, 13.53%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,826
712926, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,397
712928, 4.93%, 12/1/2021(a)	Prosper	12/02/2016	18,000	18,000	17,914
712929, 12.54%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,861
712934, 6.17%, 12/1/2021(a)	Prosper	12/02/2016	35,000	35,000	34,833
712935, 9.61%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,817
712937, 15.83%, 12/1/2021(a)	Prosper	12/02/2016	10,000	10,000	9,883
712938, 8.64%, 12/1/2019(a)	Prosper	12/02/2016	16,000	16,000	15,893
712940, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,397
712943, 13.53%, 12/1/2019(a)	Prosper	12/02/2016	9,000	9,000	8,896
712944, 9.19%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,811
712947, 10.3%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,920
712949, 13.53%, 12/1/2019(a)	Prosper	12/02/2016	3,000	3,000	2,965
712952, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,397
712953, 10.66%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,862
712955, 8%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,900
712956, 6.72%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,905
712958, 4.15%, 12/1/2019(a)	Prosper	12/02/2016	9,990	9,990	9,963
712959, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,397
712961, 4.96%, 12/1/2021(a)	Prosper	12/02/2016	25,000	25,000	24,904
712964, 10.94%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,967
712965, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	2,000	2,000	1,972
712967, 4.79%, 12/1/2019(a)	Prosper	12/02/2016	19,980	19,980	19,946
712968, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	3,000	3,000	2,959
712969, 6.52%, 12/7/2019(a)	Prosper	12/08/2016	15,000	15,000	14,920

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
712970, 6.87%, 12/1/2021(a)	Prosper	12/02/2016	32,000	32,000	31,779
712971, 5.61%, 12/1/2019(a)	Prosper	12/02/2016	27,000	27,000	26,886
712973, 3.13%, 12/1/2021(a)	Prosper	12/02/2016	20,000	20,000	19,923
712976, 8.64%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,960
712977, 13.58%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,890
712979, 4.55%, 12/1/2019(a)	Prosper	12/02/2016	3,000	3,000	2,992
712980, 15.27%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,884
712982, 9.85%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,920
712985, 5.37%, 12/1/2021(a)	Prosper	12/02/2016	16,000	16,000	15,924
712986, 3%, 12/1/2021(a)	Prosper	12/02/2016	12,000	12,000	11,893
712988, 9.85%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,933
712989, 16.01%, 12/1/2019(a)	Prosper	12/02/2016	8,000	8,000	7,907
712991, 4.19%, 12/1/2019(a)	Prosper	12/02/2016	19,600	19,600	19,567
712992, 13.53%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,861
712993, 12.18%, 12/7/2021(a)	Prosper	12/08/2016	15,000	15,000	14,886
712994, 6.72%, 12/1/2021(a)	Prosper	12/02/2016	12,000	12,000	11,943
712995, 5.17%, 12/1/2021(a)	Prosper	12/02/2016	35,000	35,000	34,759
712997, 6.72%, 12/1/2021(a)	Prosper	12/02/2016	32,800	32,800	32,643
712998, 12.18%, 12/1/2021(a)	Prosper	12/02/2016	3,800	3,800	3,764
712999, 7.35%, 12/7/2021(a)	Prosper	12/08/2016	15,000	15,000	14,917
713000, 5.37%, 12/1/2021(a)	Prosper	12/02/2016	15,000	15,000	14,928
713001, 5.67%, 12/1/2021(a)	Prosper	12/02/2016	24,400	24,400	24,232
713004, 16.01%, 12/1/2019(a)	Prosper	12/02/2016	2,000	2,000	1,977
713006, 4.85%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,946
713007, 12.59%, 12/1/2019(a)	Prosper	12/02/2016	22,000	22,000	21,799
713010, 11.7%, 12/1/2019(a)	Prosper	12/02/2016	25,000	25,000	24,772
713012, 4.85%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,958
713013, 7.35%, 12/1/2021(a)	Prosper	12/02/2016	11,800	11,800	11,719
713015, 6.85%, 12/1/2019(a)	Prosper	12/02/2016	8,000	8,000	7,966
713016, 12.59%, 12/1/2019(a)	Prosper	12/02/2016	8,900	8,900	8,819
713018, 6.45%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,979
713019, 6.85%, 12/1/2019(a)	Prosper	12/02/2016	8,000	8,000	7,966
713021, 6.05%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,958
713022, 4.15%, 12/1/2019(a)	Prosper	12/02/2016	9,000	9,000	8,976
713024, 5.99%, 12/1/2019(a)	Prosper	12/02/2016	18,000	18,000	17,951
713025, 8%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,967
713027, 5.22%, 12/1/2019(a)	Prosper	12/02/2016	25,000	25,000	24,894

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	21

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
713028, 6.87%, 12/1/2021(a)	Prosper	12/02/2016	11,500	11,500	11,421
713030, 4.57%, 12/1/2021(a)	Prosper	12/02/2016	15,000	15,000	14,942
713031, 10.94%, 12/1/2019(a)	Prosper	12/02/2016	7,500	7,500	7,450
713034, 6.72%, 12/1/2021(a)	Prosper	12/02/2016	15,000	15,000	14,928
713036, 4.96%, 12/1/2021(a)	Prosper	12/02/2016	24,900	24,900	24,804
713039, 5.25%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,984
713040, 4.15%, 12/1/2019(a)	Prosper	12/02/2016	10,800	10,800	10,771
713042, 5.25%, 12/1/2019(a)	Prosper	12/02/2016	20,000	20,000	19,946
713043, 5.61%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,968
713045, 13.58%, 12/1/2019(a)	Prosper	12/02/2016	10,700	10,700	10,602
713046, 8%, 12/1/2019(a)	Prosper	12/02/2016	25,000	25,000	24,834
713048, 4.49%, 12/1/2019(a)	Prosper	12/02/2016	25,000	25,000	24,957
713049, 7.64%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,933
713052, 9.16%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,960
713055, 4.19%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,983
713058, 4.17%, 12/1/2021(a)	Prosper	12/02/2016	30,000	30,000	29,857
713061, 4.54%, 12/1/2021(a)	Prosper	12/02/2016	4,600	4,600	4,578
713064, 4.85%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,958
713067, 5.22%, 12/1/2019(a)	Prosper	12/02/2016	25,000	25,000	24,894
713070, 5.99%, 12/1/2019(a)	Prosper	12/02/2016	35,000	35,000	34,905
713073, 6.05%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,958
713076, 7.9%, 12/1/2019(a)	Prosper	12/02/2016	4,000	4,000	3,983
713079, 3%, 12/1/2021(a)	Prosper	12/02/2016	5,000	5,000	4,928
713082, 4.96%, 12/1/2021(a)	Prosper	12/02/2016	12,000	12,000	11,954
713085, 5.99%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,986
713088, 3.89%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,983
713091, 4.49%, 12/1/2019(a)	Prosper	12/02/2016	14,900	14,900	14,875
713094, 6.38%, 12/1/2019(a)	Prosper	12/02/2016	15,112	15,112	15,071
713097, 3.21%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,974
713100, 3.21%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,990
713102, 3.85%, 12/1/2019(a)	Prosper	12/02/2016	35,000	35,000	34,906
713103, 4.55%, 12/1/2019(a)	Prosper	12/02/2016	9,743	9,743	9,717
713106, 3.89%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,980
713112, 11.69%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,960
713165, 5.37%, 12/1/2021(a)	Prosper	12/02/2016	19,000	19,000	18,909
713167, 10.94%, 12/7/2019(a)	Prosper	12/08/2016	9,500	9,500	9,449
713195, 6.45%, 12/1/2019(a)	Prosper	12/02/2016	6,000	6,000	5,975

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
713210, 14.67%, 12/1/2019(a)	Prosper	12/02/2016	5,000	5,000	4,931
713213, 6.05%, 12/1/2019(a)	Prosper	12/02/2016	10,000	10,000	9,958
713216, 7.4%, 12/1/2019(a)	Prosper	12/02/2016	12,000	12,000	11,949
713219, 4.55%, 12/1/2019(a)	Prosper	12/02/2016	15,000	15,000	14,959
713222, 6.22%, 12/1/2021(a)	Prosper	12/02/2016	15,000	15,000	14,897
713274, 3.07%, 12/1/2021(a)	Prosper	12/02/2016	25,000	25,000	24,923
713360, 7.9%, 12/2/2019(a)	Prosper	12/03/2016	15,000	15,000	14,939
713429, 4.85%, 12/2/2019(a)	Prosper	12/03/2016	10,000	10,000	9,974
713466, 4.54%, 12/2/2021(a)	Prosper	12/03/2016	7,500	7,500	7,465
713487, 7.64%, 12/2/2019(a)	Prosper	12/03/2016	2,600	2,600	2,583
713517, 5.48%, 12/2/2019(a)	Prosper	12/03/2016	5,000	5,000	4,968
713588, 14.67%, 12/2/2019(a)	Prosper	12/03/2016	5,000	5,000	4,933
713591, 12.18%, 12/2/2021(a)	Prosper	12/03/2016	10,000	10,000	9,908
713594, 11.41%, 12/2/2021(a)	Prosper	12/03/2016	9,500	9,500	9,437
713597, 5.22%, 12/2/2019(a)	Prosper	12/03/2016	7,000	7,000	6,971
713610, 4.55%, 12/2/2019(a)	Prosper	12/03/2016	20,000	20,000	19,948
713613, 3.59%, 12/2/2019(a)	Prosper	12/03/2016	13,000	13,000	12,979
713616, 6.45%, 12/2/2019(a)	Prosper	12/03/2016	20,000	20,000	19,918
713669, 5.61%, 12/2/2019(a)	Prosper	12/03/2016	35,000	35,000	34,909
713675, 3.82%, 12/2/2021(a)	Prosper	12/03/2016	24,000	24,000	23,911
713679, 14.67%, 12/2/2019(a)	Prosper	12/03/2016	7,500	7,500	7,400
713685, 10.94%, 12/2/2019(a)	Prosper	12/03/2016	10,000	10,000	9,936
713687, 4.85%, 12/2/2019(a)	Prosper	12/03/2016	22,000	22,000	21,943
713694, 10.02%, 12/2/2021(a)	Prosper	12/03/2016	20,000	20,000	19,867
713697, 4.85%, 12/2/2019(a)	Prosper	12/03/2016	20,000	20,000	19,918
713700, 6.17%, 12/2/2021(a)	Prosper	12/03/2016	8,000	8,000	7,963
713705, 6.85%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,945
713708, 4.15%, 12/5/2019(a)	Prosper	12/06/2016	11,000	11,000	10,974
713712, 11.69%, 12/5/2019(a)	Prosper	12/06/2016	5,000	5,000	4,971
713727, 12.18%, 12/5/2021(a)	Prosper	12/06/2016	25,000	25,000	24,795
713733, 13.53%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,850
713739, 3.21%, 12/5/2019(a)	Prosper	12/06/2016	8,353	8,353	8,341
713742, 3.89%, 12/5/2019(a)	Prosper	12/06/2016	3,000	3,000	2,996
713751, 5.61%, 12/5/2019(a)	Prosper	12/06/2016	24,265	24,265	24,176
713763, 4.57%, 12/5/2021(a)	Prosper	12/06/2016	20,000	20,000	19,933
713769, 13.58%, 12/5/2019(a)	Prosper	12/06/2016	4,478	4,478	4,442
713777, 7.4%, 12/5/2019(a)	Prosper	12/06/2016	12,500	12,500	12,454

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	23

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
713807, 4.18%, 12/5/2021(a)	Prosper	12/06/2016	7,475	7,475	7,450
713876, 3.85%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,965
713903, 8.87%, 12/5/2021(a)	Prosper	12/06/2016	12,000	12,000	11,928
713904, 12.18%, 12/5/2021(a)	Prosper	12/06/2016	15,000	15,000	14,877
713906, 6.72%, 12/5/2021(a)	Prosper	12/06/2016	22,500	22,500	22,407
713907, 3.59%, 12/5/2019(a)	Prosper	12/06/2016	35,000	35,000	34,948
713924, 5.25%, 12/5/2019(a)	Prosper	12/06/2016	6,000	6,000	5,986
713933, 5.61%, 12/5/2019(a)	Prosper	12/06/2016	6,800	6,800	6,775
713948, 7.17%, 12/5/2019(a)	Prosper	12/06/2016	7,500	7,500	7,457
713991, 7.9%, 12/5/2019(a)	Prosper	12/06/2016	10,000	10,000	9,963
714006, 5.77%, 12/5/2021(a)	Prosper	12/06/2016	26,600	26,600	26,490
714012, 5.61%, 12/5/2019(a)	Prosper	12/06/2016	8,000	8,000	7,971
714015, 14.58%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,881
714020, 3%, 12/5/2021(a)	Prosper	12/06/2016	9,500	9,500	9,420
714024, 7.35%, 12/5/2021(a)	Prosper	12/06/2016	31,500	31,500	31,312
714027, 3.89%, 12/5/2019(a)	Prosper	12/06/2016	6,100	6,100	6,091
714030, 5.25%, 12/5/2019(a)	Prosper	12/06/2016	20,000	20,000	19,953
714051, 4.49%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,978
714060, 5.61%, 12/5/2019(a)	Prosper	12/06/2016	30,000	30,000	29,930
714063, 7.9%, 12/5/2019(a)	Prosper	12/06/2016	4,200	4,200	4,185
714066, 4.57%, 12/5/2021(a)	Prosper	12/06/2016	4,000	4,000	3,987
714075, 4.49%, 12/5/2019(a)	Prosper	12/06/2016	2,000	2,000	1,997
714081, 5.25%, 12/5/2019(a)	Prosper	12/06/2016	12,256	12,256	12,228
714090, 10.94%, 12/5/2019(a)	Prosper	12/06/2016	8,000	8,000	7,954
714096, 5.61%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,945
714099, 12.59%, 12/5/2019(a)	Prosper	12/06/2016	15,000	15,000	14,881
714188, 4.55%, 12/5/2019(a)	Prosper	12/06/2016	20,000	20,000	19,953
714290, 12.59%, 12/5/2019(a)	Prosper	12/06/2016	20,000	20,000	19,842
714791, 14.19%, 12/6/2021(a)	Prosper	12/07/2016	15,000	15,000	14,882
714825, 9.19%, 12/5/2021(a)	Prosper	12/06/2016	8,000	8,000	7,934
714918, 7.71%, 12/5/2021(a)	Prosper	12/06/2016	20,000	20,000	19,881
714966, 3.89%, 12/6/2019(a)	Prosper	12/07/2016	17,000	17,000	16,976
715127, 8%, 12/6/2019(a)	Prosper	12/07/2016	30,000	30,000	29,834
715136, 3.21%, 12/6/2019(a)	Prosper	12/07/2016	21,000	21,000	20,970
715142, 5.99%, 12/6/2019(a)	Prosper	12/07/2016	15,000	15,000	14,966
715275, 9.16%, 12/6/2019(a)	Prosper	12/07/2016	15,000	15,000	14,917
715308, 4.85%, 12/6/2019(a)	Prosper	12/07/2016	10,000	10,000	9,965

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
715361, 4.93%, 12/6/2021(a)	Prosper	12/07/2016	10,000	10,000	9,960
715373, 11.41%, 12/6/2021(a)	Prosper	12/07/2016	20,000	20,000	19,885
715392, 14.67%, 12/6/2019(a)	Prosper	12/07/2016	7,500	7,500	7,414
715404, 4.15%, 12/6/2019(a)	Prosper	12/07/2016	8,000	8,000	7,982
715433, 10.02%, 12/6/2021(a)	Prosper	12/07/2016	25,000	25,000	24,856
715464, 5.25%, 12/6/2019(a)	Prosper	12/07/2016	5,000	5,000	4,989
715499, 6.05%, 12/6/2019(a)	Prosper	12/07/2016	15,000	15,000	14,947
715512, 3.85%, 12/6/2019(a)	Prosper	12/07/2016	6,000	6,000	5,987
715602, 5.99%, 12/6/2019(a)	Prosper	12/07/2016	2,000	2,000	1,995
715666, 4.49%, 12/13/2019(a)	Prosper	12/14/2016	32,000	32,000	31,967
715669, 3.85%, 12/13/2019(a)	Prosper	12/14/2016	17,300	17,300	17,272
715685, 12.32%, 12/7/2021(a)	Prosper	12/08/2016	4,000	4,000	3,962
715905, 4.85%, 12/7/2019(a)	Prosper	12/08/2016	10,000	10,000	9,978
715928, 8.87%, 12/7/2021(a)	Prosper	12/08/2016	4,000	4,000	3,978
715935, 6.45%, 12/7/2019(a)	Prosper	12/08/2016	25,000	25,000	24,916
715943, 7.4%, 12/7/2019(a)	Prosper	12/08/2016	20,701	20,701	20,631
716151, 7.71%, 12/7/2021(a)	Prosper	12/08/2016	20,000	20,000	19,890
716699, 6.85%, 12/8/2019(a)	Prosper	12/09/2016	12,000	12,000	11,961
717144, 11.69%, 12/8/2019(a)	Prosper	12/09/2016	5,200	5,200	5,173
717190, 14.19%, 12/16/2021(a)	Prosper	12/17/2016	25,000	25,000	24,882
717193, 14.67%, 12/16/2019(a)	Prosper	12/17/2016	2,200	2,200	2,185
717323, 16.01%, 12/9/2019(a)	Prosper	12/10/2016	5,800	5,800	5,751
717486, 6.38%, 12/9/2019(a)	Prosper	12/10/2016	15,000	15,000	14,970
717497, 7.9%, 12/12/2019(a)	Prosper	12/13/2016	10,000	10,000	9,973
717638, 15.07%, 12/12/2021(a)	Prosper	12/13/2016	7,000	7,000	6,948
717756, 3.07%, 12/9/2021(a)	Prosper	12/10/2016	25,000	25,000	24,944
717867, 14.67%, 12/12/2019(a)	Prosper	12/13/2016	3,800	3,800	3,767
717916, 15.27%, 12/20/2019(a)	Prosper	12/21/2016	6,000	6,000	5,975
717919, 4.49%, 12/20/2019(a)	Prosper	12/21/2016	10,000	10,000	9,994
718042, 7.4%, 12/20/2019(a)	Prosper	12/21/2016	6,000	6,000	5,991
718093, 13.58%, 12/20/2019(a)	Prosper	12/21/2016	10,000	10,000	9,967
718198, 11.41%, 12/20/2021(a)	Prosper	12/21/2016	20,000	20,000	19,949
718271, 7.35%, 12/13/2021(a)	Prosper	12/14/2016	4,000	4,000	3,984
718307, 3.89%, 12/13/2019(a)	Prosper	12/14/2016	10,000	10,000	9,990
718581, 13.18%, 12/13/2021(a)	Prosper	12/14/2016	3,000	3,000	2,983
718709, 4.85%, 12/14/2019(a)	Prosper	12/15/2016	7,000	7,000	6,989
718833, 5.37%, 12/13/2021(a)	Prosper	12/14/2016	15,000	15,000	14,957

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	25

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
719031, 10.3%, 12/14/2019(a)	Prosper	12/15/2016	10,000	10,000	9,962
719872, 5.77%, 12/27/2021(a)	Prosper	12/28/2016	20,000	20,000	19,988
719918, 9.61%, 12/16/2019(a)	Prosper	12/17/2016	10,000	10,000	9,955
719980, 4.79%, 12/27/2019(a)	Prosper	12/28/2016	20,000	20,000	19,995
719986, 5.22%, 12/27/2019(a)	Prosper	12/28/2016	7,000	7,000	6,996
719989, 4.85%, 12/27/2019(a)	Prosper	12/28/2016	15,000	15,000	14,995
719993, 4.15%, 12/16/2019(a)	Prosper	12/17/2016	27,000	27,000	26,964
720007, 7.22%, 12/27/2021(a)	Prosper	12/28/2016	22,000	22,000	21,986
720028, 5.67%, 12/27/2021(a)	Prosper	12/29/2016	20,000	20,000	19,983
720067, 10.05%, 12/27/2021(a)	Prosper	12/29/2016	30,000	30,000	29,965
720370, 3.85%, 12/28/2019(a)	Prosper	12/29/2016	17,000	17,000	16,996
720399, 3.21%, 12/16/2019(a)	Prosper	12/17/2016	20,000	20,000	19,983
720448, 6.45%, 12/28/2019(a)	Prosper	12/29/2016	9,000	9,000	8,996
720614, 9.61%, 12/20/2019(a)	Prosper	12/21/2016	20,000	20,000	19,934
720617, 6.52%, 12/20/2019(a)	Prosper	12/21/2016	20,000	20,000	19,952
720761, 5.99%, 12/20/2019(a)	Prosper	12/21/2016	11,000	11,000	10,989
721203, 12.54%, 12/20/2019(a)	Prosper	12/21/2016	10,000	10,000	9,958
721383, 5.61%, 12/20/2019(a)	Prosper	12/21/2016	20,000	20,000	19,969
721682, 14.67%, 12/22/2019(a)	Prosper	12/23/2016	7,500	7,500	7,470
721817, 9.61%, 12/22/2019(a)	Prosper	12/23/2016	9,000	9,000	8,976
721866, 14.67%, 12/21/2019(a)	Prosper	12/22/2016	3,600	3,600	3,584
722621, 4.85%, 12/27/2019(a)	Prosper	12/28/2016	10,000	10,000	9,996
722720, 6.05%, 12/27/2019(a)	Prosper	12/28/2016	22,000	22,000	21,988
722765, 4.49%, 12/27/2019(a)	Prosper	12/28/2016	5,700	5,700	5,699
722780, 6.38%, 12/27/2019(a)	Prosper	12/29/2016	28,000	28,000	27,989
722840, 9.61%, 12/27/2019(a)	Prosper	12/29/2016	20,000	20,000	19,978
723216, 5.61%, 12/27/2019(a)	Prosper	12/28/2016	15,000	15,000	14,992
723267, 9.57%, 12/27/2021(a)	Prosper	12/28/2016	18,000	18,000	17,984
723306, 6.22%, 12/27/2021(a)	Prosper	12/28/2016	15,000	15,000	14,987
723351, 3.21%, 12/27/2019(a)	Prosper	12/28/2016	9,000	9,000	8,998
723369, 5.67%, 12/27/2021(a)	Prosper	12/29/2016	25,000	25,000	24,979
723521, 4.96%, 12/29/2021(a)	Prosper	12/30/2016	10,000	10,000	9,995
723584, 5.99%, 12/29/2019(a)	Prosper	12/30/2016	4,500	4,500	4,498
723656, 5.22%, 12/29/2019(a)	Prosper	12/30/2016	23,300	23,300	23,288
723777, 7.35%, 12/28/2021(a)	Prosper	12/29/2016	25,000	25,000	24,984
724083, 5.97%, 12/29/2019(a)	Prosper	12/30/2016	35,000	35,000	34,974
725007, 15.07%, 12/30/2021(a)	Prosper	12/31/2016	2,500	2,500	2,498
Total Consumer Loans				12,904,153	12,842,183

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
Small Business Loans - 32.18%
439640, 9.75%, 3/20/2018(a)(b)	Square	09/23/2016	848	795	790
439641, 16.41%, 3/20/2018(a)(b)	Square	09/23/2016	1,769	1,629	1,462
439643, 15.23%, 3/20/2018(a)(b)	Square	09/23/2016	1,056	973	986
439644, 14.01%, 3/20/2018(a)(b)	Square	09/23/2016	46,198	42,738	43,317
439646, 27.86%, 3/20/2018(a)(b)	Square	09/23/2016	245	220	237
439647, 22.73%, 3/20/2018(a)(b)	Square	09/23/2016	876	789	834
439648, 9.23%, 3/20/2018(a)(b)	Square	09/23/2016	9,617	9,036	8,828
439649, 9.08%, 3/20/2018(a)(b)	Square	09/23/2016	2,546	2,393	2,398
439650, 22.31%, 3/20/2018(a)(b)	Square	09/23/2016	3,626	3,268	3,351
439651, 7.08%, 3/20/2018(a)(b)	Square	09/23/2016	3,633	3,437	3,453
439652, 15.29%, 3/20/2018(a)(b)	Square	09/23/2016	2,852	2,627	2,664
439653, 4.47%, 3/20/2018(a)(b)	Square	09/23/2016	4,505	4,301	4,325
439654, 22.75%, 3/20/2018(a)(b)	Square	09/23/2016	1,466	1,321	1,117
439655, 9.75%, 3/20/2018(a)(b)	Square	09/23/2016	736	690	703
439656, 15.29%, 3/20/2018(a)(b)	Square	09/23/2016	3,363	3,098	1,762
439658, 9.14%, 3/20/2018(a)(b)	Square	09/23/2016	278	261	267
439659, 22.51%, 3/20/2018(a)(b)	Square	09/23/2016	705	636	671
439660, 22.37%, 3/20/2018(a)(b)	Square	09/23/2016	1,708	1,539	1,469
439664, 4.21%, 3/20/2018(a)(b)	Square	09/23/2016	9,228	8,809	8,891
439754, 22.49%, 3/20/2018(a)(b)	Square	09/23/2016	911	821	847
439757, 22.4%, 3/20/2018(a)(b)	Square	09/23/2016	570	514	540
439759, 12.77%, 3/20/2018(a)(b)	Square	09/23/2016	921	855	866
439771, 16.27%, 3/20/2018(a)(b)	Square	09/23/2016	3,062	2,821	2,392
439803, 22.56%, 3/20/2018(a)(b)	Square	09/23/2016	12,291	11,078	11,587
439914, 22.38%, 3/20/2018(a)(b)	Square	09/23/2016	4,145	3,736	3,965
439978, 14.41%, 3/20/2018(a)(b)	Square	09/23/2016	2,461	2,276	2,274
439988, 22.67%, 3/20/2018(a)(b)	Square	09/23/2016	600	541	571
439991, 16.2%, 3/20/2018(a)(b)	Square	09/23/2016	1,493	1,375	1,415
440012, 27.03%, 3/20/2018(a)(b)	Square	09/23/2016	2,502	2,255	2,325
440048, 22.75%, 3/20/2018(a)(b)	Square	09/23/2016	844	761	453
440054, 22.75%, 3/20/2018(a)(b)	Square	09/23/2016	12,273	11,061	11,367
440111, 16.62%, 3/20/2018(a)(b)	Square	09/23/2016	3,042	2,801	2,793
440128, 22.37%, 3/20/2018(a)(b)	Square	09/23/2016	2,888	2,603	2,677
440185, 15.54%, 3/20/2018(a)(b)	Square	09/23/2016	530	489	502
440210, 26.25%, 3/21/2018(a)(b)	Square	09/24/2016	5,484	4,943	5,082
440247, 18.12%, 3/21/2018(a)(b)	Square	09/24/2016	34,971	31,930	32,449

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	27

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
440420, 15.35%, 3/21/2018(a)(b)	Square	09/24/2016	4,610	4,246	4,303
440477, 12.46%, 3/21/2018(a)(b)	Square	09/24/2016	5,366	4,986	5,062
440557, 4.48%, 3/21/2018(a)(b)	Square	09/24/2016	7,854	7,497	7,488
440643, 27.17%, 3/21/2018(a)(b)	Square	09/24/2016	2,951	2,660	2,767
440708, 22.79%, 3/21/2018(a)(b)	Square	09/24/2016	3,299	2,973	2,193
440710, 9.86%, 3/21/2018(a)(b)	Square	09/24/2016	1,455	1,364	1,380
440723, 18.34%, 3/21/2018(a)(b)	Square	09/24/2016	3,339	3,048	2,945
440745, 22.65%, 3/21/2018(a)(b)	Square	09/24/2016	3,996	3,602	3,023
440749, 4.54%, 3/21/2018(a)(b)	Square	09/24/2016	2,713	2,590	2,594
440764, 27.26%, 3/21/2018(a)(b)	Square	09/24/2016	1,785	1,608	1,369
440768, 13.92%, 3/21/2018(a)(b)	Square	09/24/2016	1,425	1,318	1,315
440771, 22.4%, 3/21/2018(a)(b)	Square	09/24/2016	5,367	4,837	4,323
440812, 11.08%, 3/21/2018(a)(b)	Square	09/24/2016	704	658	669
440816, 22.37%, 3/21/2018(a)(b)	Square	09/24/2016	648	584	620
440817, 18.12%, 3/21/2018(a)(b)	Square	09/24/2016	12,340	11,267	11,543
440934, 22.49%, 3/21/2018(a)(b)	Square	09/24/2016	617	556	587
440937, 12.92%, 3/21/2018(a)(b)	Square	09/24/2016	1,514	1,407	1,426
440946, 22.67%, 3/21/2018(a)(b)	Square	09/24/2016	188	169	180
440947, 12.66%, 3/21/2018(a)(b)	Square	09/24/2016	30,288	28,144	28,547
441071, 18.26%, 3/21/2018(a)(b)	Square	09/24/2016	640	584	615
441091, 26.3%, 3/21/2018(a)(b)	Square	09/24/2016	1,269	1,143	1,099
441094, 18.05%, 3/21/2018(a)(b)	Square	09/24/2016	730	667	605
441096, 22.65%, 3/21/2018(a)(b)	Square	09/24/2016	1,243	1,120	1,167
441109, 4.5%, 3/21/2018(a)(b)	Square	09/24/2016	1,163	1,110	1,121
441110, 22.62%, 3/21/2018(a)(b)	Square	09/24/2016	1,285	1,158	1,099
441112, 18.19%, 3/21/2018(a)(b)	Square	09/24/2016	777	710	744
441116, 9.13%, 3/21/2018(a)(b)	Square	09/24/2016	4,023	3,780	3,853
441137, 7.08%, 3/21/2018(a)(b)	Square	09/24/2016	6,353	6,009	6,075
446130, 22.73%, 3/27/2018(a)(b)	Square	09/30/2016	536	483	498
446131, 11.14%, 3/27/2018(a)(b)	Square	09/30/2016	901	841	851
446132, 14.01%, 3/27/2018(a)(b)	Square	09/30/2016	29,457	27,251	27,227
446133, 4.52%, 3/27/2018(a)(b)	Square	09/30/2016	1,872	1,787	1,800
446134, 22.54%, 3/27/2018(a)(b)	Square	09/30/2016	1,910	1,721	1,578
446135, 22.65%, 3/27/2018(a)(b)	Square	09/30/2016	1,244	1,121	1,155
446136, 9.9%, 3/27/2018(a)(b)	Square	09/30/2016	2,944	2,760	2,805
446137, 22.42%, 3/27/2018(a)(b)	Square	09/30/2016	1,219	1,099	1,138
446140, 9.08%, 3/27/2018(a)(b)	Square	09/30/2016	912	857	875

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
446141, 22.37%, 3/27/2018(a)(b)	Square	09/30/2016	2,847	2,566	2,663
446142, 18.19%, 3/27/2018(a)(b)	Square	09/30/2016	2,747	2,508	2,575
446143, 22.57%, 3/27/2018(a)(b)	Square	09/30/2016	5,456	4,917	4,989
446144, 12.71%, 3/27/2018(a)(b)	Square	09/30/2016	4,443	4,128	4,114
446145, 22.48%, 3/27/2018(a)(b)	Square	09/30/2016	7,229	6,515	6,538
446146, 12.56%, 3/27/2018(a)(b)	Square	09/30/2016	21,014	19,526	19,123
446148, 22.65%, 3/27/2018(a)(b)	Square	09/30/2016	2,320	2,091	2,110
446149, 12.51%, 3/27/2018(a)(b)	Square	09/30/2016	3,493	3,246	3,297
446152, 15.35%, 3/27/2018(a)(b)	Square	09/30/2016	2,619	2,412	2,226
446153, 22.37%, 3/27/2018(a)(b)	Square	09/30/2016	503	453	478
446154, 4.52%, 3/27/2018(a)(b)	Square	09/30/2016	41,644	39,751	39,859
446157, 22.81%, 3/27/2018(a)(b)	Square	09/30/2016	882	795	813
446158, 22.56%, 3/27/2018(a)(b)	Square	09/30/2016	2,616	2,358	2,412
446159, 15.41%, 3/27/2018(a)(b)	Square	09/30/2016	2,618	2,412	2,493
446160, 19.13%, 3/27/2018(a)(b)	Square	09/30/2016	2,598	2,372	2,443
446162, 14.11%, 3/27/2018(a)(b)	Square	09/30/2016	8,376	7,749	7,707
446163, 13.9%, 3/27/2018(a)(b)	Square	09/30/2016	13,051	12,074	12,316
446164, 22.53%, 3/27/2018(a)(b)	Square	09/30/2016	1,673	1,508	1,554
446165, 22.47%, 3/27/2018(a)(b)	Square	09/30/2016	784	707	736
446167, 9.2%, 3/27/2018(a)(b)	Square	09/30/2016	5,624	5,284	5,300
446168, 7.14%, 3/27/2018(a)(b)	Square	09/30/2016	4,983	4,714	4,556
446169, 22.65%, 3/27/2018(a)(b)	Square	09/30/2016	2,411	2,173	2,279
446170, 22.75%, 3/27/2018(a)(b)	Square	09/30/2016	1,274	1,148	1,212
446175, 22.68%, 3/27/2018(a)(b)	Square	09/30/2016	2,463	2,220	2,356
446183, 18.05%, 3/27/2018(a)(b)	Square	09/30/2016	676	618	643
446497, 22.47%, 3/28/2018(a)(b)	Square	10/01/2016	2,237	2,016	1,680
446532, 18.5%, 3/28/2018(a)(b)	Square	10/01/2016	1,073	980	997
446542, 7.08%, 3/28/2018(a)(b)	Square	10/01/2016	2,931	2,772	2,804
446554, 22.65%, 3/28/2018(a)(b)	Square	10/01/2016	609	549	574
446555, 4.47%, 3/28/2018(a)(b)	Square	10/01/2016	74,526	71,138	71,075
446911, 22.46%, 3/28/2018(a)(b)	Square	10/01/2016	9,485	8,549	8,051
446925, 11.23%, 3/28/2018(a)(b)	Square	10/01/2016	3,615	3,374	3,398
446931, 4.54%, 3/28/2018(a)(b)	Square	10/01/2016	2,112	2,016	2,010
446936, 13.91%, 3/28/2018(a)(b)	Square	10/01/2016	6,492	6,006	6,141
446951, 22.65%, 3/28/2018(a)(b)	Square	10/01/2016	7,005	6,313	6,619
447016, 22.37%, 3/28/2018(a)(b)	Square	10/01/2016	2,737	2,466	1,861
447054, 9.82%, 3/28/2018(a)(b)	Square	10/01/2016	69,495	65,152	64,699

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	29

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
447449, 22.87%, 3/28/2018(a)(b)	Square	10/01/2016	2,701	2,435	2,563
447498, 22.5%, 3/28/2018(a)(b)	Square	10/01/2016	3,039	2,739	2,862
447511, 15.29%, 3/28/2018(a)(b)	Square	10/01/2016	2,096	1,930	1,893
447913, 22.84%, 3/29/2018(a)(b)	Square	10/04/2016	1,320	1,189	728
447919, 9.1%, 3/29/2018(a)(b)	Square	10/04/2016	2,098	1,971	1,970
448008, 13.95%, 3/29/2018(a)(b)	Square	10/04/2016	8,442	7,810	7,219
448089, 14.78%, 3/29/2018(a)(b)	Square	10/04/2016	19,423	17,968	18,235
448180, 7.17%, 3/29/2018(a)(b)	Square	10/04/2016	2,901	2,744	2,765
448187, 4.5%, 3/29/2018(a)(b)	Square	10/04/2016	2,574	2,457	2,474
448190, 13.95%, 3/29/2018(a)(b)	Square	10/04/2016	1,598	1,478	1,324
448195, 15.23%, 3/29/2018(a)(b)	Square	10/04/2016	15,002	13,818	14,246
448298, 22.65%, 3/29/2018(a)(b)	Square	10/04/2016	1,410	1,271	1,286
448305, 12.66%, 3/29/2018(a)(b)	Square	10/04/2016	3,456	3,212	3,286
448316, 22.57%, 3/29/2018(a)(b)	Square	10/04/2016	699	630	639
448323, 22.37%, 3/29/2018(a)(b)	Square	10/04/2016	1,189	1,071	1,136
448330, 22.58%, 3/29/2018(a)(b)	Square	10/04/2016	1,378	1,241	535
448384, 22.66%, 3/29/2018(a)(b)	Square	10/04/2016	16,255	14,650	14,807
448489, 9.79%, 3/29/2018(a)(b)	Square	10/04/2016	812	761	774
448493, 7.19%, 3/29/2018(a)(b)	Square	10/04/2016	2,092	1,979	2,002
448499, 22.85%, 3/29/2018(a)(b)	Square	10/04/2016	6,849	6,173	6,392
448520, 22.81%, 3/29/2018(a)(b)	Square	10/04/2016	1,401	1,263	1,136
448543, 22.32%, 3/29/2018(a)(b)	Square	10/04/2016	1,966	1,771	1,867
448550, 15.48%, 3/29/2018(a)(b)	Square	10/04/2016	8,540	7,865	7,757
448625, 22.6%, 3/29/2018(a)(b)	Square	10/04/2016	2,550	2,298	2,191
448636, 12.66%, 3/29/2018(a)(b)	Square	10/04/2016	2,069	1,923	1,962
448656, 22.37%, 3/29/2018(a)(b)	Square	10/04/2016	19,240	17,341	7,984
448742, 22.37%, 3/29/2018(a)(b)	Square	10/04/2016	505	455	480
448746, 22.5%, 3/29/2018(a)(b)	Square	10/04/2016	2,887	2,602	2,707
448758, 9.9%, 3/29/2018(a)(b)	Square	10/04/2016	10,378	9,730	8,861
448776, 19.13%, 3/29/2018(a)(b)	Square	10/04/2016	8,011	7,315	7,704
448952, 22.61%, 3/29/2018(a)(b)	Square	10/04/2016	924	832	864
448955, 22.65%, 3/29/2018(a)(b)	Square	10/04/2016	1,822	1,642	1,692
448975, 15.29%, 3/29/2018(a)(b)	Square	10/04/2016	529	487	502
448980, 22.72%, 3/29/2018(a)(b)	Square	10/04/2016	843	759	730
448981, 22.47%, 3/29/2018(a)(b)	Square	10/04/2016	376	339	359
448983, 4.5%, 3/29/2018(a)(b)	Square	10/04/2016	6,816	6,506	6,416
449071, 22.39%, 3/30/2018(a)(b)	Square	10/05/2016	9,215	8,305	5,912

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
449106, 22.5%, 3/30/2018(a)(b)	Square	10/05/2016	2,968	2,675	2,356
449115, 26.25%, 3/30/2018(a)(b)	Square	10/05/2016	28,410	25,605	26,320
449340, 22.5%, 3/30/2018(a)(b)	Square	10/05/2016	2,299	2,072	2,123
449348, 12.51%, 3/30/2018(a)(b)	Square	10/05/2016	2,107	1,958	1,985
449375, 22.41%, 3/30/2018(a)(b)	Square	10/05/2016	1,615	1,455	1,490
449378, 22.37%, 3/30/2018(a)(b)	Square	10/05/2016	1,830	1,650	1,690
449381, 18.27%, 3/30/2018(a)(b)	Square	10/05/2016	2,392	2,184	2,228
449418, 13.95%, 3/30/2018(a)(b)	Square	10/05/2016	925	855	869
449422, 22.43%, 3/30/2018(a)(b)	Square	10/05/2016	1,841	1,659	1,699
449468, 22.34%, 3/30/2018(a)(b)	Square	10/05/2016	1,099	991	1,015
449474, 22.56%, 3/30/2018(a)(b)	Square	10/05/2016	3,172	2,859	2,929
449513, 12.51%, 3/30/2018(a)(b)	Square	10/05/2016	14,537	13,508	13,699
449602, 18.05%, 3/30/2018(a)(b)	Square	10/05/2016	1,837	1,677	1,711
449608, 4.54%, 3/30/2018(a)(b)	Square	10/05/2016	813	776	780
449609, 15.29%, 3/30/2018(a)(b)	Square	10/05/2016	2,433	2,241	2,279
449612, 12.47%, 3/30/2018(a)(b)	Square	10/05/2016	1,924	1,788	1,803
449675, 11.13%, 3/30/2018(a)(b)	Square	10/05/2016	1,407	1,313	1,329
449683, 22.62%, 3/30/2018(a)(b)	Square	10/05/2016	1,516	1,366	1,400
449691, 22.56%, 3/30/2018(a)(b)	Square	10/05/2016	3,816	3,439	3,523
449715, 22.56%, 3/30/2018(a)(b)	Square	10/05/2016	1,057	953	976
449747, 13.92%, 3/30/2018(a)(b)	Square	10/05/2016	3,787	3,503	3,558
449779, 4.48%, 3/30/2018(a)(b)	Square	10/05/2016	10,575	10,094	10,147
449842, 22.56%, 3/30/2018(a)(b)	Square	10/05/2016	3,137	2,828	2,796
449853, 22.5%, 3/30/2018(a)(b)	Square	10/05/2016	957	863	884
449854, 22.37%, 3/30/2018(a)(b)	Square	10/05/2016	7,044	6,348	6,501
449872, 18.12%, 3/30/2018(a)(b)	Square	10/05/2016	1,269	1,159	1,151
449874, 22.59%, 3/30/2018(a)(b)	Square	10/05/2016	1,738	1,566	1,604
449882, 22.65%, 3/30/2018(a)(b)	Square	10/05/2016	10,334	9,314	9,541
449904, 4.47%, 3/30/2018(a)(b)	Square	10/05/2016	2,412	2,303	2,315
449912, 22.47%, 3/30/2018(a)(b)	Square	10/05/2016	2,191	1,975	2,022
449946, 22.46%, 3/30/2018(a)(b)	Square	10/05/2016	5,531	4,985	5,106
449993, 22.47%, 3/30/2018(a)(b)	Square	10/05/2016	15,117	13,624	13,796
450108, 22.89%, 3/30/2018(a)(b)	Square	10/05/2016	2,924	2,635	2,578
450113, 22.68%, 3/30/2018(a)(b)	Square	10/05/2016	2,886	2,601	2,664
450139, 22.6%, 3/30/2018(a)(b)	Square	10/05/2016	1,116	1,006	1,031
450141, 9.15%, 3/30/2018(a)(b)	Square	10/05/2016	6,852	6,438	6,505
450156, 15.29%, 3/30/2018(a)(b)	Square	10/05/2016	9,524	8,772	8,921

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	31

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
450213, 4.47%, 3/30/2018(a)(b)	Square	10/05/2016	1,855	1,771	1,780
450215, 22.73%, 3/30/2018(a)(b)	Square	10/05/2016	4,523	4,077	4,176
450226, 27.22%, 3/30/2018(a)(b)	Square	10/05/2016	701	632	647
450439, 22.4%, 4/1/2018(a)(b)	Square	10/06/2016	979	883	904
450446, 12.66%, 3/30/2018(a)(b)	Square	10/06/2016	2,468	2,293	2,325
450467, 22.75%, 4/1/2018(a)(b)	Square	10/06/2016	2,201	1,983	1,558
450473, 22.56%, 4/1/2018(a)(b)	Square	10/06/2016	824	743	761
450477, 22.47%, 4/1/2018(a)(b)	Square	10/06/2016	689	621	620
450480, 9.86%, 4/1/2018(a)(b)	Square	10/06/2016	7,081	6,638	6,712
450507, 4.47%, 4/1/2018(a)(b)	Square	10/06/2016	3,658	3,492	3,510
450525, 7.11%, 4/1/2018(a)(b)	Square	10/06/2016	2,614	2,473	2,493
450539, 14.14%, 4/1/2018(a)(b)	Square	10/06/2016	1,287	1,191	1,209
450545, 18.13%, 4/1/2018(a)(b)	Square	10/06/2016	12,219	11,156	8,949
450573, 9.86%, 4/1/2018(a)(b)	Square	10/06/2016	2,617	2,454	2,481
450586, 22.66%, 4/2/2018(a)(b)	Square	10/06/2016	463	418	428
450591, 11.15%, 4/2/2018(a)(b)	Square	10/06/2016	10,529	9,827	9,950
450646, 9.75%, 4/2/2018(a)(b)	Square	10/06/2016	4,462	4,184	4,230
450664, 11.16%, 4/2/2018(a)(b)	Square	10/06/2016	1,660	1,549	1,568
450672, 4.48%, 4/2/2018(a)(b)	Square	10/06/2016	1,371	1,309	1,316
450674, 22.49%, 4/2/2018(a)(b)	Square	10/06/2016	908	818	838
450679, 22.61%, 4/2/2018(a)(b)	Square	10/06/2016	2,546	2,294	2,350
450690, 22.52%, 4/2/2018(a)(b)	Square	10/06/2016	1,801	1,623	1,662
450739, 22.65%, 4/3/2018(a)(b)	Square	10/06/2016	11,758	10,597	10,853
450882, 22.75%, 4/3/2018(a)(b)	Square	10/06/2016	7,472	6,734	6,897
450912, 22.47%, 4/3/2018(a)(b)	Square	10/06/2016	801	722	739
450930, 22.56%, 4/3/2018(a)(b)	Square	10/06/2016	1,722	1,552	1,589
450946, 15.48%, 4/3/2018(a)(b)	Square	10/06/2016	852	785	799
450950, 4.5%, 4/3/2018(a)(b)	Square	10/06/2016	6,453	6,159	6,192
450990, 12.61%, 4/3/2018(a)(b)	Square	10/06/2016	16,548	15,377	15,593
451049, 22.46%, 4/3/2018(a)(b)	Square	10/06/2016	4,386	3,953	4,047
451064, 4.52%, 4/3/2018(a)(b)	Square	10/06/2016	1,795	1,713	1,722
451068, 4.55%, 4/3/2018(a)(b)	Square	10/06/2016	1,953	1,864	1,874
451075, 22.65%, 4/3/2018(a)(b)	Square	10/06/2016	37,791	34,060	34,882
451210, 22.53%, 4/3/2018(a)(b)	Square	10/06/2016	1,134	1,022	924
451214, 22.52%, 4/3/2018(a)(b)	Square	10/06/2016	1,639	1,477	1,513
451222, 22.75%, 4/3/2018(a)(b)	Square	10/06/2016	744	671	647
451224, 7.14%, 4/3/2018(a)(b)	Square	10/06/2016	10,963	10,370	10,455

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
451289, 22.65%, 4/3/2018(a)(b)	Square	10/06/2016	4,262	3,841	3,934
451317, 9.1%, 4/3/2018(a)(b)	Square	10/06/2016	3,750	3,523	3,560
451325, 9.9%, 4/3/2018(a)(b)	Square	10/06/2016	19,316	18,108	18,311
451368, 22.61%, 4/3/2018(a)(b)	Square	10/06/2016	2,330	2,100	2,150
451880, 22.34%, 4/4/2018(a)(b)	Square	10/07/2016	1,816	1,636	1,675
451920, 22.56%, 4/4/2018(a)(b)	Square	10/07/2016	706	636	648
451928, 4.48%, 4/4/2018(a)(b)	Square	10/07/2016	2,262	2,160	2,171
451932, 15.23%, 4/4/2018(a)(b)	Square	10/07/2016	1,173	1,081	1,099
451935, 11.24%, 4/4/2018(a)(b)	Square	10/07/2016	2,424	2,262	2,291
451944, 15.35%, 4/4/2018(a)(b)	Square	10/07/2016	1,082	997	978
451954, 22.54%, 4/4/2018(a)(b)	Square	10/07/2016	427	385	360
451965, 15.41%, 4/4/2018(a)(b)	Square	10/07/2016	2,108	1,941	1,974
451980, 9.79%, 4/4/2018(a)(b)	Square	10/07/2016	10,614	9,951	10,060
452006, 11.24%, 4/4/2018(a)(b)	Square	10/07/2016	1,358	1,267	1,283
452014, 22.66%, 4/4/2018(a)(b)	Square	10/07/2016	568	512	524
452019, 4.54%, 4/4/2018(a)(b)	Square	10/07/2016	1,001	956	961
452027, 7.14%, 4/4/2018(a)(b)	Square	10/07/2016	2,488	2,353	2,373
452037, 22.51%, 4/4/2018(a)(b)	Square	10/07/2016	3,467	3,124	2,825
452045, 22.4%, 4/4/2018(a)(b)	Square	10/07/2016	1,740	1,568	1,605
452078, 15.23%, 4/4/2018(a)(b)	Square	10/07/2016	2,147	1,978	2,011
452084, 23.04%, 4/4/2018(a)(b)	Square	10/07/2016	923	831	829
452088, 22.65%, 4/4/2018(a)(b)	Square	10/07/2016	2,254	2,032	2,080
452106, 22.47%, 4/4/2018(a)(b)	Square	10/07/2016	1,080	974	997
452121, 11.22%, 4/4/2018(a)(b)	Square	10/07/2016	958	895	906
452124, 11.1%, 4/4/2018(a)(b)	Square	10/07/2016	1,501	1,401	1,410
452129, 22.49%, 4/4/2018(a)(b)	Square	10/07/2016	3,884	3,500	3,518
452156, 22.62%, 4/4/2018(a)(b)	Square	10/07/2016	1,774	1,598	1,636
452159, 4.52%, 4/4/2018(a)(b)	Square	10/07/2016	1,442	1,376	1,384
452216, 22.55%, 4/4/2018(a)(b)	Square	10/07/2016	7,274	6,556	6,712
452235, 18.39%, 4/4/2018(a)(b)	Square	10/07/2016	582	531	541
452236, 22.65%, 4/4/2018(a)(b)	Square	10/07/2016	1,835	1,654	1,693
452241, 18.05%, 4/4/2018(a)(b)	Square	10/07/2016	3,904	3,565	3,634
452250, 15.35%, 4/4/2018(a)(b)	Square	10/07/2016	6,264	5,769	5,866
452258, 22.56%, 4/4/2018(a)(b)	Square	10/07/2016	325	293	300
452260, 22.75%, 4/4/2018(a)(b)	Square	10/07/2016	766	690	707
452262, 15.29%, 4/4/2018(a)(b)	Square	10/07/2016	3,001	2,764	2,810
452265, 9.2%, 4/4/2018(a)(b)	Square	10/07/2016	2,750	2,584	2,610

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	33

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
452280, 16.27%, 4/4/2018(a)(b)	Square	10/07/2016	3,453	3,180	3,237
452284, 22.53%, 4/4/2018(a)(b)	Square	10/07/2016	1,784	1,608	1,334
452290, 22.43%, 4/4/2018(a)(b)	Square	10/07/2016	617	556	569
452293, 22.46%, 4/4/2018(a)(b)	Square	10/07/2016	6,996	6,305	6,454
452313, 22.71%, 4/4/2018(a)(b)	Square	10/07/2016	1,803	1,625	1,664
452394, 9.79%, 4/4/2018(a)(b)	Square	10/07/2016	3,477	3,260	3,295
452418, 22.56%, 4/4/2018(a)(b)	Square	10/07/2016	467	421	431
452423, 15.35%, 4/4/2018(a)(b)	Square	10/07/2016	912	840	854
452425, 22.51%, 4/4/2018(a)(b)	Square	10/07/2016	827	746	763
452439, 13.86%, 4/4/2018(a)(b)	Square	10/07/2016	7,782	7,199	7,308
452473, 7.11%, 4/4/2018(a)(b)	Square	10/07/2016	1,604	1,518	1,530
452479, 22.37%, 4/4/2018(a)(b)	Square	10/07/2016	3,362	3,030	3,102
452497, 22.75%, 4/4/2018(a)(b)	Square	10/07/2016	4,404	3,969	4,064
452509, 15.29%, 4/4/2018(a)(b)	Square	10/07/2016	1,251	1,152	1,158
452830, 15.23%, 4/4/2018(a)(b)	Square	10/07/2016	25,513	23,499	23,889
452999, 15.41%, 4/4/2018(a)(b)	Square	10/07/2016	7,603	7,003	7,120
453005, 15.48%, 4/4/2018(a)(b)	Square	10/07/2016	5,115	4,712	4,791
453017, 22.4%, 4/4/2018(a)(b)	Square	10/07/2016	4,538	4,089	4,186
453037, 18.34%, 4/4/2018(a)(b)	Square	10/07/2016	1,140	1,041	1,061
453190, 11.74%, 4/4/2018(a)(b)	Square	10/07/2016	337	314	318
453279, 22.37%, 4/5/2018(a)(b)	Square	10/08/2016	801	722	739
453289, 22.75%, 4/5/2018(a)(b)	Square	10/08/2016	936	844	864
453298, 22.45%, 4/5/2018(a)(b)	Square	10/08/2016	1,005	905	927
453308, 22.56%, 4/5/2018(a)(b)	Square	10/08/2016	2,078	1,872	1,916
453320, 22.51%, 4/5/2018(a)(b)	Square	10/08/2016	1,697	1,529	1,565
453372, 4.48%, 4/5/2018(a)(b)	Square	10/08/2016	11,390	10,872	10,928
453407, 22.57%, 4/5/2018(a)(b)	Square	10/08/2016	16,977	15,301	15,660
453554, 13.87%, 4/5/2018(a)(b)	Square	10/08/2016	1,819	1,683	1,708
453574, 22.57%, 4/5/2018(a)(b)	Square	10/08/2016	4,936	4,449	4,553
453680, 22.47%, 4/5/2018(a)(b)	Square	10/08/2016	2,609	2,352	2,407
453731, 22.8%, 4/5/2018(a)(b)	Square	10/08/2016	1,326	1,194	1,223
453735, 22.8%, 4/5/2018(a)(b)	Square	10/08/2016	802	723	740
453739, 22.66%, 4/5/2018(a)(b)	Square	10/08/2016	6,140	5,534	5,664
453808, 22.4%, 4/5/2018(a)(b)	Square	10/08/2016	646	582	596
453811, 22.37%, 4/5/2018(a)(b)	Square	10/08/2016	1,681	1,515	1,551
453816, 22.41%, 4/5/2018(a)(b)	Square	10/08/2016	2,248	2,026	2,073
453824, 18.27%, 4/5/2018(a)(b)	Square	10/08/2016	419	382	390

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
453828, 22.84%, 4/5/2018(a)(b)	Square	10/08/2016	605	545	558
453829, 22.56%, 4/5/2018(a)(b)	Square	10/08/2016	1,184	1,067	1,092
453841, 22.37%, 4/5/2018(a)(b)	Square	10/08/2016	2,450	2,208	2,248
453885, 22.59%, 4/5/2018(a)(b)	Square	10/08/2016	2,340	2,109	2,011
453891, 22.65%, 4/5/2018(a)(b)	Square	10/08/2016	2,784	2,509	2,418
453899, 22.37%, 4/5/2018(a)(b)	Square	10/08/2016	3,994	3,600	3,683
453915, 4.55%, 4/5/2018(a)(b)	Square	10/08/2016	1,077	1,028	1,034
453917, 13.95%, 4/5/2018(a)(b)	Square	10/08/2016	4,208	3,893	3,952
453926, 22.71%, 4/5/2018(a)(b)	Square	10/08/2016	1,706	1,538	1,574
453947, 7.16%, 4/5/2018(a)(b)	Square	10/08/2016	6,179	5,845	5,892
453969, 13.84%, 4/5/2018(a)(b)	Square	10/08/2016	1,833	1,696	1,721
453977, 22.64%, 4/5/2018(a)(b)	Square	10/08/2016	5,206	4,692	4,803
454029, 22.58%, 4/5/2018(a)(b)	Square	10/08/2016	729	658	673
454030, 15.23%, 4/5/2018(a)(b)	Square	10/08/2016	11,400	10,500	10,672
454058, 7.11%, 4/5/2018(a)(b)	Square	10/08/2016	2,610	2,469	2,489
454073, 22.88%, 4/5/2018(a)(b)	Square	10/08/2016	890	802	821
454075, 22.37%, 4/5/2018(a)(b)	Square	10/08/2016	2,047	1,845	962
454083, 22.65%, 4/5/2018(a)(b)	Square	10/08/2016	1,759	1,585	1,622
454114, 22.75%, 4/5/2018(a)(b)	Square	10/08/2016	1,515	1,366	1,398
454117, 22.56%, 4/5/2018(a)(b)	Square	10/08/2016	9,190	8,283	8,477
454177, 22.62%, 4/5/2018(a)(b)	Square	10/08/2016	726	654	662
454181, 4.54%, 4/5/2018(a)(b)	Square	10/08/2016	5,569	5,315	5,314
454191, 22.75%, 4/5/2018(a)(b)	Square	10/08/2016	7,461	6,725	6,884
454216, 22.51%, 4/5/2018(a)(b)	Square	10/08/2016	1,259	1,135	1,131
454240, 22.57%, 4/5/2018(a)(b)	Square	10/08/2016	7,550	6,804	6,784
454261, 22.47%, 4/5/2018(a)(b)	Square	10/08/2016	16,138	14,545	14,885
454877, 15.29%, 4/6/2018(a)(b)	Square	10/12/2016	4,001	3,685	3,743
454892, 22.65%, 4/6/2018(a)(b)	Square	10/12/2016	631	569	542
454898, 22.68%, 4/6/2018(a)(b)	Square	10/12/2016	3,094	2,788	2,851
454916, 22.74%, 4/6/2018(a)(b)	Square	10/12/2016	5,695	5,133	5,249
454928, 22.82%, 4/6/2018(a)(b)	Square	10/12/2016	1,812	1,632	1,669
454932, 22.75%, 4/6/2018(a)(b)	Square	10/12/2016	2,762	2,489	2,545
454978, 4.48%, 4/6/2018(a)(b)	Square	10/12/2016	966	922	926
454980, 15.29%, 4/6/2018(a)(b)	Square	10/12/2016	1,264	1,164	1,182
454983, 23.04%, 4/6/2018(a)(b)	Square	10/12/2016	4,202	3,787	3,873
454995, 22.65%, 4/6/2018(a)(b)	Square	10/12/2016	2,902	2,615	2,674
455001, 22.62%, 4/6/2018(a)(b)	Square	10/12/2016	1,616	1,457	1,489

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	35

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
455003, 18.44%, 4/6/2018(a)(b)	Square	10/12/2016	1,093	998	1,016
455012, 22.47%, 4/6/2018(a)(b)	Square	10/12/2016	2,248	2,026	2,071
455031, 22.59%, 4/6/2018(a)(b)	Square	10/12/2016	2,846	2,565	2,622
455058, 7.17%, 4/6/2018(a)(b)	Square	10/12/2016	22,340	21,133	21,295
455208, 22.47%, 4/6/2018(a)(b)	Square	10/12/2016	1,071	965	975
455214, 22.75%, 4/6/2018(a)(b)	Square	10/12/2016	4,264	3,843	3,929
455234, 22.75%, 4/6/2018(a)(b)	Square	10/12/2016	4,624	4,167	4,261
455248, 22.47%, 4/6/2018(a)(b)	Square	10/12/2016	1,367	1,232	1,259
455255, 14.01%, 4/6/2018(a)(b)	Square	10/12/2016	4,691	4,340	4,402
455273, 22.58%, 4/6/2018(a)(b)	Square	10/12/2016	500	450	460
455274, 22.4%, 4/6/2018(a)(b)	Square	10/12/2016	2,352	2,119	2,166
455279, 9.9%, 4/6/2018(a)(b)	Square	10/12/2016	2,222	2,083	2,105
455284, 11.24%, 4/6/2018(a)(b)	Square	10/12/2016	1,415	1,321	1,336
455304, 15.29%, 4/6/2018(a)(b)	Square	10/12/2016	4,703	4,331	4,399
455376, 4.47%, 4/6/2018(a)(b)	Square	10/12/2016	2,859	2,729	2,743
455406, 15.35%, 4/6/2018(a)(b)	Square	10/12/2016	19,699	18,143	18,429
455699, 4.5%, 4/6/2018(a)(b)	Square	10/12/2016	4,259	4,066	4,086
455805, 22.52%, 4/6/2018(a)(b)	Square	10/12/2016	2,577	2,322	2,374
455808, 13.84%, 4/6/2018(a)(b)	Square	10/12/2016	3,323	3,074	3,118
455817, 22.37%, 4/6/2018(a)(b)	Square	10/12/2016	2,475	2,231	2,280
455830, 22.56%, 4/6/2018(a)(b)	Square	10/12/2016	3,289	2,964	3,030
455835, 22.52%, 4/6/2018(a)(b)	Square	10/12/2016	1,520	1,370	1,400
455854, 23.17%, 4/6/2018(a)(b)	Square	10/12/2016	4,952	4,463	3,402
455860, 18.42%, 4/6/2018(a)(b)	Square	10/12/2016	1,177	1,075	1,094
455863, 22.56%, 4/6/2018(a)(b)	Square	10/12/2016	877	790	808
455869, 18.27%, 4/6/2018(a)(b)	Square	10/12/2016	1,071	977	995
455888, 22.48%, 4/6/2018(a)(b)	Square	10/12/2016	12,132	10,934	11,177
455951, 22.75%, 4/6/2018(a)(b)	Square	10/12/2016	3,525	3,177	3,249
455966, 18.05%, 4/6/2018(a)(b)	Square	10/12/2016	14,611	13,340	13,584
456013, 9.86%, 4/6/2018(a)(b)	Square	10/12/2016	2,464	2,310	2,334
456017, 12.56%, 4/6/2018(a)(b)	Square	10/12/2016	18,241	16,949	17,170
456106, 22.78%, 4/6/2018(a)(b)	Square	10/12/2016	2,122	1,913	1,934
456109, 14.08%, 4/6/2018(a)(b)	Square	10/12/2016	1,342	1,242	1,260
456112, 22.61%, 4/6/2018(a)(b)	Square	10/12/2016	1,766	1,592	1,627
456115, 7.14%, 4/6/2018(a)(b)	Square	10/12/2016	1,687	1,595	1,608
456120, 4.5%, 4/6/2018(a)(b)	Square	10/12/2016	62,909	60,050	60,343
456309, 15.29%, 4/7/2018(a)(b)	Square	10/13/2016	2,764	2,546	2,585

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
456337, 4.52%, 4/7/2018(a)(b)	Square	10/13/2016	50,083	47,806	48,037
456597, 22.75%, 4/7/2018(a)(b)	Square	10/13/2016	3,579	3,226	3,298
456611, 22.38%, 4/7/2018(a)(b)	Square	10/13/2016	331	298	305
456631, 22.61%, 4/7/2018(a)(b)	Square	10/13/2016	2,927	2,637	2,696
456636, 22.42%, 4/7/2018(a)(b)	Square	10/13/2016	1,550	1,397	1,428
456640, 22.61%, 4/7/2018(a)(b)	Square	10/13/2016	751	677	692
456644, 22.81%, 4/7/2018(a)(b)	Square	10/13/2016	1,177	1,061	1,084
456653, 22.75%, 4/7/2018(a)(b)	Square	10/13/2016	3,623	3,265	3,338
456666, 22.52%, 4/7/2018(a)(b)	Square	10/13/2016	2,007	1,809	1,848
456671, 22.72%, 4/7/2018(a)(b)	Square	10/13/2016	459	413	422
456674, 22.68%, 4/7/2018(a)(b)	Square	10/13/2016	1,155	1,041	906
456676, 22.78%, 4/7/2018(a)(b)	Square	10/13/2016	4,009	3,613	3,652
456745, 22.65%, 4/7/2018(a)(b)	Square	10/13/2016	1,779	1,604	1,639
456758, 18.12%, 4/7/2018(a)(b)	Square	10/13/2016	24,829	22,670	23,080
456857, 22.37%, 4/7/2018(a)(b)	Square	10/13/2016	2,246	2,025	2,069
456877, 22.37%, 4/7/2018(a)(b)	Square	10/13/2016	1,884	1,698	1,735
456909, 22.47%, 4/7/2018(a)(b)	Square	10/13/2016	1,959	1,766	1,805
456915, 15.41%, 4/7/2018(a)(b)	Square	10/13/2016	2,358	2,171	1,877
456917, 18.05%, 4/7/2018(a)(b)	Square	10/13/2016	798	728	741
456919, 22.81%, 4/7/2018(a)(b)	Square	10/13/2016	1,908	1,719	1,757
456921, 22.56%, 4/7/2018(a)(b)	Square	10/13/2016	1,330	1,198	1,225
456923, 22.71%, 4/7/2018(a)(b)	Square	10/13/2016	1,419	1,279	1,308
456924, 22.42%, 4/7/2018(a)(b)	Square	10/13/2016	2,409	2,171	2,219
456926, 22.59%, 4/7/2018(a)(b)	Square	10/13/2016	721	650	647
456927, 7.08%, 4/7/2018(a)(b)	Square	10/13/2016	731	691	696
456928, 12.51%, 4/7/2018(a)(b)	Square	10/13/2016	1,229	1,142	1,157
456941, 22.37%, 4/7/2018(a)(b)	Square	10/13/2016	1,147	1,034	1,009
456945, 4.5%, 4/7/2018(a)(b)	Square	10/13/2016	1,313	1,253	1,259
456948, 22.47%, 4/7/2018(a)(b)	Square	10/13/2016	716	645	659
456949, 15.23%, 4/7/2018(a)(b)	Square	10/13/2016	2,374	2,187	2,220
456991, 14.13%, 4/7/2018(a)(b)	Square	10/13/2016	983	910	923
456996, 22.51%, 4/7/2018(a)(b)	Square	10/13/2016	1,236	1,114	1,139
457020, 22.4%, 4/7/2018(a)(b)	Square	10/13/2016	4,623	4,166	4,258
457045, 11.18%, 4/7/2018(a)(b)	Square	10/13/2016	1,694	1,581	1,599
457049, 4.54%, 4/7/2018(a)(b)	Square	10/13/2016	848	810	814
457066, 12.61%, 4/7/2018(a)(b)	Square	10/13/2016	2,872	2,669	2,634
457076, 9.21%, 4/7/2018(a)(b)	Square	10/13/2016	1,776	1,669	1,685

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	37

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
457078, 22.57%, 4/7/2018(a)(b)	Square	10/13/2016	6,192	5,581	5,704
457116, 22.68%, 4/7/2018(a)(b)	Square	10/13/2016	6,494	5,852	5,982
457173, 22.56%, 4/7/2018(a)(b)	Square	10/13/2016	1,739	1,567	1,479
457179, 22.79%, 4/7/2018(a)(b)	Square	10/13/2016	3,644	3,284	3,357
457186, 22.37%, 4/7/2018(a)(b)	Square	10/13/2016	1,978	1,782	1,821
457187, 4.5%, 4/7/2018(a)(b)	Square	10/13/2016	1,707	1,630	1,637
457189, 22.47%, 4/7/2018(a)(b)	Square	10/13/2016	1,560	1,406	1,436
457200, 22.37%, 4/7/2018(a)(b)	Square	10/13/2016	1,240	1,118	1,142
457236, 22.65%, 4/7/2018(a)(b)	Square	10/13/2016	2,809	2,532	2,316
457242, 22.71%, 4/7/2018(a)(b)	Square	10/13/2016	1,592	1,435	1,467
457253, 11.1%, 4/7/2018(a)(b)	Square	10/13/2016	1,274	1,189	1,203
457255, 22.65%, 4/7/2018(a)(b)	Square	10/13/2016	2,637	2,376	1,838
457272, 22.66%, 4/7/2018(a)(b)	Square	10/14/2016	3,643	3,283	3,354
457284, 22.47%, 4/10/2018(a)(b)	Square	10/14/2016	27,702	24,967	25,509
457317, 22.65%, 4/10/2018(a)(b)	Square	10/14/2016	11,389	10,265	10,489
457325, 23.14%, 4/10/2018(a)(b)	Square	10/14/2016	978	881	901
457326, 15.8%, 4/10/2018(a)(b)	Square	10/14/2016	4,501	4,145	4,211
457331, 4.54%, 4/10/2018(a)(b)	Square	10/14/2016	1,379	1,317	1,323
457336, 22.36%, 4/10/2018(a)(b)	Square	10/14/2016	7,280	6,562	6,704
457346, 9.86%, 4/10/2018(a)(b)	Square	10/14/2016	3,212	3,011	2,963
457347, 22.41%, 4/10/2018(a)(b)	Square	10/14/2016	940	847	850
457349, 16.2%, 4/10/2018(a)(b)	Square	10/14/2016	3,827	3,525	3,582
457355, 12.56%, 4/10/2018(a)(b)	Square	10/14/2016	11,449	10,638	10,773
457376, 9.05%, 4/8/2018(a)(b)	Square	10/14/2016	1,345	1,264	1,276
457381, 4.98%, 4/10/2018(a)(b)	Square	10/14/2016	11,318	10,804	10,860
457399, 9.75%, 4/8/2018(a)(b)	Square	10/14/2016	776	727	734
457402, 15.41%, 4/8/2018(a)(b)	Square	10/14/2016	2,968	2,734	2,776
457410, 7.17%, 4/8/2018(a)(b)	Square	10/14/2016	2,883	2,727	2,733
457418, 22.37%, 4/10/2018(a)(b)	Square	10/14/2016	2,037	1,836	1,875
457427, 22.45%, 4/8/2018(a)(b)	Square	10/14/2016	821	740	756
457431, 4.52%, 4/10/2018(a)(b)	Square	10/14/2016	2,329	2,223	2,234
457439, 22.41%, 4/10/2018(a)(b)	Square	10/14/2016	3,087	2,782	2,842
457449, 22.64%, 4/10/2018(a)(b)	Square	10/14/2016	629	567	579
457451, 13.91%, 4/8/2018(a)(b)	Square	10/14/2016	9,833	9,096	9,223
457478, 10.06%, 4/10/2018(a)(b)	Square	10/14/2016	245	230	232
457481, 4.48%, 4/8/2018(a)(b)	Square	10/14/2016	2,537	2,421	2,433
457493, 7.19%, 4/8/2018(a)(b)	Square	10/14/2016	1,230	1,163	1,172

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
457499, 15.48%, 4/8/2018(a)(b)	Square	10/14/2016	1,424	1,311	1,331
457503, 22.37%, 4/8/2018(a)(b)	Square	10/14/2016	1,354	1,220	820
457510, 11.11%, 4/10/2018(a)(b)	Square	10/14/2016	1,400	1,306	1,314
457515, 22.5%, 4/8/2018(a)(b)	Square	10/14/2016	1,708	1,539	1,555
457521, 22.37%, 4/10/2018(a)(b)	Square	10/14/2016	1,265	1,140	1,165
457526, 18.19%, 4/8/2018(a)(b)	Square	10/14/2016	2,685	2,451	2,495
457532, 22.77%, 4/8/2018(a)(b)	Square	10/14/2016	5,149	4,641	4,742
457545, 22.67%, 4/8/2018(a)(b)	Square	10/14/2016	8,086	7,287	7,447
457565, 22.37%, 4/10/2018(a)(b)	Square	10/14/2016	17,961	16,188	16,538
457609, 11.15%, 4/10/2018(a)(b)	Square	10/14/2016	13,270	12,385	12,526
457652, 22.78%, 4/9/2018(a)(b)	Square	10/14/2016	2,760	2,487	2,513
457661, 18.27%, 4/9/2018(a)(b)	Square	10/14/2016	2,303	2,103	2,141
457669, 4.48%, 4/9/2018(a)(b)	Square	10/14/2016	2,402	2,293	2,304
457674, 22.47%, 4/10/2018(a)(b)	Square	10/14/2016	1,122	1,011	1,033
457678, 22.35%, 4/9/2018(a)(b)	Square	10/14/2016	1,842	1,660	1,696
457685, 15.41%, 4/10/2018(a)(b)	Square	10/14/2016	5,574	5,134	5,213
457699, 22.56%, 4/10/2018(a)(b)	Square	10/14/2016	2,164	1,950	1,993
457707, 9.75%, 4/10/2018(a)(b)	Square	10/14/2016	1,420	1,331	1,345
457715, 9.14%, 4/10/2018(a)(b)	Square	10/14/2016	1,828	1,717	1,733
457722, 22.56%, 4/10/2018(a)(b)	Square	10/14/2016	895	806	824
457724, 22.59%, 4/10/2018(a)(b)	Square	10/14/2016	2,033	1,832	1,872
457731, 4.48%, 4/10/2018(a)(b)	Square	10/14/2016	2,413	2,304	2,315
457740, 4.54%, 4/10/2018(a)(b)	Square	10/14/2016	7,007	6,689	6,721
457757, 22.37%, 4/10/2018(a)(b)	Square	10/14/2016	2,340	2,109	2,155
457766, 22.37%, 4/10/2018(a)(b)	Square	10/14/2016	1,725	1,555	1,588
457772, 22.47%, 4/10/2018(a)(b)	Square	10/14/2016	952	858	877
457774, 22.63%, 4/10/2018(a)(b)	Square	10/14/2016	1,823	1,643	1,679
457776, 22.6%, 4/10/2018(a)(b)	Square	10/14/2016	1,425	1,284	1,312
457779, 22.44%, 4/10/2018(a)(b)	Square	10/14/2016	1,306	1,177	1,196
457786, 18.33%, 4/10/2018(a)(b)	Square	10/14/2016	2,080	1,899	1,933
457793, 22.56%, 4/10/2018(a)(b)	Square	10/14/2016	6,923	6,240	5,831
457809, 14.11%, 4/10/2018(a)(b)	Square	10/14/2016	2,309	2,136	2,166
457817, 9.79%, 4/10/2018(a)(b)	Square	10/14/2016	3,092	2,899	2,928
457828, 22.65%, 4/10/2018(a)(b)	Square	10/14/2016	3,449	3,109	2,763
457840, 11.13%, 4/10/2018(a)(b)	Square	10/14/2016	1,630	1,522	1,539
457849, 22.75%, 4/10/2018(a)(b)	Square	10/14/2016	2,015	1,816	1,823
457863, 22.67%, 4/10/2018(a)(b)	Square	10/14/2016	864	779	796

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	39

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
457865, 18.39%, 4/10/2018(a)(b)	Square	10/14/2016	887	810	824
457869, 22.73%, 4/10/2018(a)(b)	Square	10/14/2016	874	787	804
457882, 22.42%, 4/11/2018(a)(b)	Square	10/14/2016	1,568	1,413	1,443
457886, 22.75%, 4/11/2018(a)(b)	Square	10/14/2016	3,298	2,973	3,038
457891, 22.75%, 4/11/2018(a)(b)	Square	10/14/2016	3,164	2,851	2,608
457902, 22.47%, 4/11/2018(a)(b)	Square	10/14/2016	29,893	26,942	27,527
457966, 22.47%, 4/11/2018(a)(b)	Square	10/14/2016	9,274	8,358	8,539
458006, 11.2%, 4/11/2018(a)(b)	Square	10/14/2016	9,962	9,297	9,403
458034, 22.31%, 4/11/2018(a)(b)	Square	10/14/2016	1,008	909	886
458036, 15.35%, 4/11/2018(a)(b)	Square	10/14/2016	1,871	1,724	1,750
458039, 22.65%, 4/11/2018(a)(b)	Square	10/14/2016	1,447	1,303	1,332
458041, 22.56%, 4/11/2018(a)(b)	Square	10/14/2016	688	620	634
458042, 9.18%, 4/11/2018(a)(b)	Square	10/14/2016	3,877	3,643	3,677
458048, 22.83%, 4/11/2018(a)(b)	Square	10/14/2016	560	505	516
458049, 22.69%, 4/11/2018(a)(b)	Square	10/14/2016	2,947	2,655	2,714
458065, 7.19%, 4/11/2018(a)(b)	Square	10/14/2016	3,660	3,462	3,488
458070, 22.83%, 4/11/2018(a)(b)	Square	10/14/2016	1,723	1,553	1,587
458075, 7.19%, 4/11/2018(a)(b)	Square	10/14/2016	1,373	1,299	1,308
458079, 22.82%, 4/11/2018(a)(b)	Square	10/14/2016	1,856	1,673	1,709
458085, 22.37%, 4/11/2018(a)(b)	Square	10/14/2016	619	558	570
458087, 22.3%, 4/11/2018(a)(b)	Square	10/14/2016	311	281	287
459112, 15.35%, 4/12/2018(a)(b)	Square	10/15/2016	20,638	19,008	19,296
459218, 15.29%, 4/12/2018(a)(b)	Square	10/15/2016	2,904	2,675	2,715
459222, 22.4%, 4/12/2018(a)(b)	Square	10/15/2016	3,141	2,831	2,694
459241, 22.79%, 4/12/2018(a)(b)	Square	10/15/2016	2,518	2,269	2,259
459251, 22.47%, 4/12/2018(a)(b)	Square	10/15/2016	13,800	12,437	12,704
459272, 9.94%, 4/12/2018(a)(b)	Square	10/15/2016	2,433	2,281	2,304
459280, 22.77%, 4/12/2018(a)(b)	Square	10/15/2016	5,243	4,725	4,802
459303, 9.82%, 4/12/2018(a)(b)	Square	10/15/2016	6,723	6,303	6,366
459318, 22.47%, 4/12/2018(a)(b)	Square	10/15/2016	2,944	2,653	2,503
459349, 22.69%, 4/12/2018(a)(b)	Square	10/15/2016	423	381	389
459350, 22.75%, 4/12/2018(a)(b)	Square	10/15/2016	2,878	2,594	2,650
459369, 22.79%, 4/12/2018(a)(b)	Square	10/15/2016	738	665	679
459392, 22.6%, 4/12/2018(a)(b)	Square	10/15/2016	1,644	1,482	1,514
459393, 13.87%, 4/12/2018(a)(b)	Square	10/15/2016	1,595	1,475	1,495
459400, 18.07%, 4/12/2018(a)(b)	Square	10/15/2016	7,059	6,445	6,558
459438, 22.65%, 4/12/2018(a)(b)	Square	10/15/2016	1,524	1,374	1,403

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
459455, 4.48%, 4/12/2018(a)(b)	Square	10/15/2016	29,169	27,843	27,973
459600, 13.95%, 4/12/2018(a)(b)	Square	10/15/2016	3,880	3,589	3,639
459628, 13.84%, 4/12/2018(a)(b)	Square	10/15/2016	4,209	3,894	3,903
459643, 13.9%, 4/12/2018(a)(b)	Square	10/15/2016	2,405	2,225	2,123
459651, 15.48%, 4/12/2018(a)(b)	Square	10/15/2016	316	291	296
459657, 22.56%, 4/12/2018(a)(b)	Square	10/15/2016	2,334	2,103	2,124
459666, 12.48%, 4/12/2018(a)(b)	Square	10/15/2016	9,780	9,087	9,201
459703, 9.17%, 4/12/2018(a)(b)	Square	10/15/2016	4,841	4,549	4,591
459753, 13.98%, 4/12/2018(a)(b)	Square	10/15/2016	3,965	3,668	3,651
459775, 22.44%, 4/12/2018(a)(b)	Square	10/15/2016	2,198	1,980	2,023
459786, 22.56%, 4/12/2018(a)(b)	Square	10/15/2016	6,146	5,539	4,283
459833, 22.56%, 4/12/2018(a)(b)	Square	10/15/2016	2,789	2,514	2,568
459861, 22.6%, 4/12/2018(a)(b)	Square	10/15/2016	1,318	1,187	1,213
459867, 22.45%, 4/12/2018(a)(b)	Square	10/15/2016	658	593	605
459868, 22.66%, 4/12/2018(a)(b)	Square	10/15/2016	251	226	231
459870, 22.47%, 4/12/2018(a)(b)	Square	10/15/2016	2,916	2,628	2,685
459875, 22.33%, 4/12/2018(a)(b)	Square	10/15/2016	1,141	1,028	1,050
459882, 15.35%, 4/12/2018(a)(b)	Square	10/15/2016	18,332	16,885	17,140
459911, 4.52%, 4/12/2018(a)(b)	Square	10/15/2016	1,463	1,397	1,403
459917, 22.65%, 4/12/2018(a)(b)	Square	10/15/2016	1,434	1,292	895
459922, 22.37%, 4/12/2018(a)(b)	Square	10/15/2016	1,370	1,235	1,261
459925, 13.91%, 4/12/2018(a)(b)	Square	10/15/2016	9,711	8,983	9,058
459946, 27.13%, 4/12/2018(a)(b)	Square	10/15/2016	538	484	497
459948, 12.46%, 4/12/2018(a)(b)	Square	10/15/2016	1,386	1,288	1,304
459953, 22.56%, 4/12/2018(a)(b)	Square	10/15/2016	17,024	15,344	15,674
460012, 22.82%, 4/12/2018(a)(b)	Square	10/15/2016	587	529	540
460071, 22.66%, 4/12/2018(a)(b)	Square	10/15/2016	935	843	779
472811, 18.11%, 4/27/2018(a)(b)	Square	11/01/2016	2,313	2,111	2,140
472812, 22.47%, 4/27/2018(a)(b)	Square	11/01/2016	613	553	562
472816, 22.66%, 4/27/2018(a)(b)	Square	11/01/2016	4,475	4,034	4,101
472817, 22.37%, 4/27/2018(a)(b)	Square	11/01/2016	4,425	3,988	3,981
472818, 15.48%, 4/27/2018(a)(b)	Square	11/01/2016	3,807	3,506	3,548
472819, 22.49%, 4/27/2018(a)(b)	Square	11/01/2016	598	539	548
472820, 22.6%, 4/27/2018(a)(b)	Square	11/01/2016	1,185	1,068	622
472821, 22.42%, 4/27/2018(a)(b)	Square	11/01/2016	973	877	892
472822, 15.35%, 4/27/2018(a)(b)	Square	11/01/2016	2,460	2,266	2,293
472825, 22.47%, 4/27/2018(a)(b)	Square	11/01/2016	3,679	3,316	3,371

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	41

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
472837, 22.66%, 4/27/2018(a)(b)	Square	11/01/2016	13,627	12,282	12,488
472840, 24.05%, 4/27/2018(a)(b)	Square	11/01/2016	549	495	503
472841, 13.91%, 4/27/2018(a)(b)	Square	11/01/2016	6,199	5,735	5,796
472878, 22.66%, 4/27/2018(a)(b)	Square	11/01/2016	6,497	5,856	5,954
472970, 22.47%, 4/27/2018(a)(b)	Square	11/01/2016	1,902	1,714	1,577
473013, 22.75%, 4/27/2018(a)(b)	Square	11/01/2016	517	466	474
473087, 15.29%, 4/27/2018(a)(b)	Square	11/01/2016	10,426	9,603	9,716
473225, 18.17%, 4/27/2018(a)(b)	Square	11/01/2016	1,100	1,004	1,018
473226, 22.56%, 4/27/2018(a)(b)	Square	11/01/2016	635	572	582
473229, 18.12%, 4/27/2018(a)(b)	Square	11/01/2016	2,131	1,945	1,972
473239, 22.84%, 4/27/2018(a)(b)	Square	11/01/2016	755	680	692
473283, 12.51%, 4/27/2018(a)(b)	Square	11/01/2016	32,914	30,584	30,883
473430, 22.47%, 4/28/2018(a)(b)	Square	11/02/2016	751	677	688
473433, 11.11%, 4/28/2018(a)(b)	Square	11/02/2016	22,303	20,816	20,994
473560, 22.71%, 4/28/2018(a)(b)	Square	11/02/2016	1,891	1,704	1,701
473577, 22.36%, 4/28/2018(a)(b)	Square	11/02/2016	4,475	4,033	4,099
473598, 4.78%, 4/28/2018(a)(b)	Square	11/02/2016	824	786	789
473601, 18.27%, 4/28/2018(a)(b)	Square	11/02/2016	8,479	7,742	7,848
473620, 13.9%, 4/28/2018(a)(b)	Square	11/02/2016	13,755	12,725	12,414
473719, 22.4%, 4/28/2018(a)(b)	Square	11/02/2016	5,187	4,674	4,751
473764, 18.27%, 4/28/2018(a)(b)	Square	11/02/2016	2,478	2,263	2,293
473769, 22.69%, 4/28/2018(a)(b)	Square	11/02/2016	1,142	1,029	1,046
473784, 18.26%, 4/28/2018(a)(b)	Square	11/02/2016	689	629	637
473791, 9.86%, 4/28/2018(a)(b)	Square	11/02/2016	5,599	5,249	5,289
473820, 22.63%, 4/28/2018(a)(b)	Square	11/02/2016	1,850	1,667	1,695
473859, 22.59%, 4/28/2018(a)(b)	Square	11/02/2016	4,115	3,709	3,770
473889, 22.37%, 4/28/2018(a)(b)	Square	11/02/2016	3,208	2,891	2,938
473921, 15.48%, 4/28/2018(a)(b)	Square	11/02/2016	1,857	1,711	1,629
473937, 22.65%, 4/28/2018(a)(b)	Square	11/02/2016	5,006	4,512	2,939
473983, 4.47%, 4/28/2018(a)(b)	Square	11/02/2016	14,184	13,539	13,588
474115, 9.08%, 4/28/2018(a)(b)	Square	11/02/2016	1,194	1,122	1,130
474119, 22.72%, 4/28/2018(a)(b)	Square	11/02/2016	840	757	769
474120, 14.06%, 4/28/2018(a)(b)	Square	11/02/2016	3,059	2,830	2,860
474139, 22.48%, 4/28/2018(a)(b)	Square	11/02/2016	8,655	7,801	7,929
474184, 15.23%, 4/28/2018(a)(b)	Square	11/02/2016	13,353	12,299	12,441
474232, 22.75%, 4/28/2018(a)(b)	Square	11/02/2016	11,766	10,604	10,780
474305, 22.61%, 4/28/2018(a)(b)	Square	11/02/2016	1,073	967	983

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
474315, 14%, 4/28/2018(a)(b)	Square	11/02/2016	1,524	1,409	1,154
474321, 22.65%, 4/28/2018(a)(b)	Square	11/02/2016	1,598	1,440	1,378
474325, 15.48%, 4/28/2018(a)(b)	Square	11/02/2016	1,613	1,486	1,503
474328, 18.34%, 4/28/2018(a)(b)	Square	11/02/2016	3,268	2,984	3,025
474343, 22.84%, 4/28/2018(a)(b)	Square	11/02/2016	710	640	651
474344, 9.75%, 4/28/2018(a)(b)	Square	11/02/2016	25,403	23,815	23,996
474514, 18.05%, 4/28/2018(a)(b)	Square	11/02/2016	1,696	1,548	1,551
474519, 22.69%, 4/28/2018(a)(b)	Square	11/02/2016	1,982	1,786	1,816
474542, 18.13%, 4/29/2018(a)(b)	Square	11/03/2016	1,659	1,514	1,534
474545, 22.56%, 4/29/2018(a)(b)	Square	11/03/2016	7,340	6,615	6,548
474594, 12.56%, 4/29/2018(a)(b)	Square	11/03/2016	4,085	3,796	3,832
474609, 22.56%, 4/29/2018(a)(b)	Square	11/03/2016	3,758	3,387	3,442
474636, 22.65%, 4/29/2018(a)(b)	Square	11/03/2016	1,128	1,017	1,033
474647, 22.85%, 4/29/2018(a)(b)	Square	11/03/2016	1,421	1,281	1,225
474652, 22.65%, 4/29/2018(a)(b)	Square	11/03/2016	1,151	1,037	1,054
474658, 22.44%, 4/29/2018(a)(b)	Square	11/03/2016	1,732	1,561	1,586
474663, 22.65%, 4/29/2018(a)(b)	Square	11/03/2016	2,020	1,821	1,850
474673, 22.75%, 4/30/2018(a)(b)	Square	11/03/2016	2,513	2,265	2,302
474685, 22.47%, 4/30/2018(a)(b)	Square	11/03/2016	3,728	3,360	3,414
474710, 22.7%, 4/30/2018(a)(b)	Square	11/03/2016	1,331	1,200	1,219
474717, 15.35%, 4/30/2018(a)(b)	Square	11/03/2016	2,531	2,331	2,358
474726, 22.47%, 4/30/2018(a)(b)	Square	11/03/2016	666	600	610
474741, 22.52%, 4/30/2018(a)(b)	Square	11/03/2016	1,109	999	1,015
474750, 22.7%, 4/30/2018(a)(b)	Square	11/03/2016	1,567	1,413	1,020
474772, 15.54%, 4/30/2018(a)(b)	Square	11/03/2016	4,839	4,457	4,509
474913, 18.34%, 4/30/2018(a)(b)	Square	11/03/2016	1,696	1,548	1,569
474963, 11.27%, 4/30/2018(a)(b)	Square	11/03/2016	1,582	1,476	1,489
474976, 7.35%, 4/30/2018(a)(b)	Square	11/03/2016	757	716	720
475015, 22.69%, 4/30/2018(a)(b)	Square	11/03/2016	1,701	1,533	1,558
475026, 22.37%, 4/30/2018(a)(b)	Square	11/03/2016	614	554	552
475028, 7.08%, 4/30/2018(a)(b)	Square	11/03/2016	2,140	2,024	2,035
475045, 22.36%, 4/30/2018(a)(b)	Square	11/03/2016	4,795	4,322	4,391
475067, 4.52%, 4/30/2018(a)(b)	Square	11/03/2016	10,126	9,666	9,700
475142, 22.42%, 4/30/2018(a)(b)	Square	11/03/2016	1,315	1,185	1,204
475146, 25.73%, 4/30/2018(a)(b)	Square	11/03/2016	361	325	331
475149, 12.71%, 4/30/2018(a)(b)	Square	11/03/2016	1,778	1,653	1,668
475169, 11.15%, 4/30/2018(a)(b)	Square	11/03/2016	1,287	1,201	1,211

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	43

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
475174, 4.47%, 4/30/2018(a)(b)	Square	11/03/2016	3,423	3,268	3,279
475211, 4.61%, 4/30/2018(a)(b)	Square	11/03/2016	22,048	21,046	21,123
475297, 22.62%, 4/30/2018(a)(b)	Square	11/03/2016	1,883	1,697	1,607
475299, 22.75%, 4/30/2018(a)(b)	Square	11/03/2016	12,113	10,917	11,096
475346, 22.47%, 4/30/2018(a)(b)	Square	11/03/2016	1,070	964	979
475354, 7.17%, 4/30/2018(a)(b)	Square	11/03/2016	49,716	47,029	47,291
475630, 22.66%, 4/30/2018(a)(b)	Square	11/03/2016	931	840	853
475637, 22.68%, 4/30/2018(a)(b)	Square	11/03/2016	5,143	4,635	4,710
475652, 7.08%, 4/30/2018(a)(b)	Square	11/03/2016	1,860	1,759	1,769
475703, 22.45%, 4/30/2018(a)(b)	Square	11/03/2016	1,605	1,447	1,470
475712, 9.75%, 4/30/2018(a)(b)	Square	11/03/2016	15,288	14,332	14,439
475758, 22.75%, 4/30/2018(a)(b)	Square	11/03/2016	2,854	2,572	2,585
475773, 22.69%, 4/30/2018(a)(b)	Square	11/03/2016	1,706	1,538	1,563
475774, 7.58%, 4/30/2018(a)(b)	Square	11/03/2016	2,326	2,201	2,213
475779, 22.65%, 4/30/2018(a)(b)	Square	11/03/2016	11,836	10,667	10,841
475825, 22.6%, 4/30/2018(a)(b)	Square	11/03/2016	1,310	1,181	1,200
476059, 9.82%, 5/1/2018(a)(b)	Square	11/04/2016	2,930	2,747	2,767
476074, 13.84%, 5/1/2018(a)(b)	Square	11/04/2016	1,637	1,514	1,530
476085, 22.59%, 5/1/2018(a)(b)	Square	11/04/2016	3,412	3,075	3,124
476104, 18.19%, 5/1/2018(a)(b)	Square	11/04/2016	3,761	3,434	3,479
476129, 22.26%, 5/1/2018(a)(b)	Square	11/04/2016	411	370	376
476130, 22.56%, 5/1/2018(a)(b)	Square	11/04/2016	1,682	1,516	1,540
476135, 22.37%, 5/1/2018(a)(b)	Square	11/04/2016	1,823	1,643	1,669
476143, 22.53%, 5/1/2018(a)(b)	Square	11/04/2016	2,148	1,935	1,966
476150, 22.84%, 5/1/2018(a)(b)	Square	11/04/2016	2,876	2,592	2,634
476154, 7.17%, 5/1/2018(a)(b)	Square	11/04/2016	2,090	1,977	1,988
476158, 18.05%, 5/1/2018(a)(b)	Square	11/04/2016	4,821	4,402	4,459
476182, 4.55%, 5/1/2018(a)(b)	Square	11/04/2016	1,775	1,695	1,701
476187, 22.75%, 5/1/2018(a)(b)	Square	11/04/2016	2,517	2,269	2,263
476207, 15.29%, 5/1/2018(a)(b)	Square	11/04/2016	898	827	836
476210, 22.47%, 5/1/2018(a)(b)	Square	11/04/2016	1,194	1,076	1,093
476218, 22.52%, 5/1/2018(a)(b)	Square	11/04/2016	1,298	1,170	1,188
476235, 4.48%, 5/1/2018(a)(b)	Square	11/04/2016	3,275	3,127	3,137
476238, 15.23%, 5/1/2018(a)(b)	Square	11/04/2016	2,403	2,213	2,085
476259, 22.47%, 5/1/2018(a)(b)	Square	11/04/2016	4,292	3,868	3,929
476452, 9.15%, 5/1/2018(a)(b)	Square	11/04/2016	3,415	3,209	3,213
476456, 14.04%, 5/1/2018(a)(b)	Square	11/04/2016	3,670	3,395	3,430

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
476485, 7.17%, 5/1/2018(a)(b)	Square	11/04/2016	4,316	4,082	4,105
476531, 22.6%, 5/1/2018(a)(b)	Square	11/04/2016	898	809	822
476535, 22.63%, 5/1/2018(a)(b)	Square	11/04/2016	522	470	478
476546, 15.35%, 5/1/2018(a)(b)	Square	11/04/2016	7,522	6,928	7,006
476585, 11.14%, 5/1/2018(a)(b)	Square	11/04/2016	13,334	12,445	12,549
476702, 9.17%, 5/1/2018(a)(b)	Square	11/04/2016	3,178	2,987	3,007
476850, 22.65%, 5/1/2018(a)(b)	Square	11/04/2016	5,466	4,927	5,006
476906, 9.86%, 5/1/2018(a)(b)	Square	11/04/2016	2,327	2,181	2,197
476918, 22.33%, 5/1/2018(a)(b)	Square	11/04/2016	1,505	1,356	1,378
476928, 22.47%, 5/1/2018(a)(b)	Square	11/04/2016	3,386	3,052	3,100
476937, 18.19%, 5/1/2018(a)(b)	Square	11/04/2016	4,725	4,315	4,371
476951, 9.75%, 5/1/2018(a)(b)	Square	11/04/2016	4,895	4,589	4,623
477012, 22.37%, 5/1/2018(a)(b)	Square	11/04/2016	2,000	1,803	1,768
477019, 22.63%, 5/1/2018(a)(b)	Square	11/04/2016	885	797	810
477021, 4.47%, 5/1/2018(a)(b)	Square	11/04/2016	1,273	1,215	1,219
477022, 22.37%, 5/1/2018(a)(b)	Square	11/04/2016	36,000	32,446	32,959
477228, 7.16%, 5/2/2018(a)(b)	Square	11/05/2016	5,610	5,307	5,335
477251, 18.23%, 5/2/2018(a)(b)	Square	11/05/2016	1,168	1,066	1,080
477253, 22.49%, 5/2/2018(a)(b)	Square	11/05/2016	5,124	4,618	4,690
477261, 15.23%, 5/2/2018(a)(b)	Square	11/05/2016	6,157	5,671	5,733
477281, 15.29%, 5/2/2018(a)(b)	Square	11/05/2016	2,964	2,730	1,425
477295, 15.23%, 5/2/2018(a)(b)	Square	11/05/2016	4,050	3,730	3,771
477425, 22.64%, 5/2/2018(a)(b)	Square	11/05/2016	1,885	1,698	1,725
477427, 22.52%, 5/2/2018(a)(b)	Square	11/05/2016	2,228	2,008	2,040
477430, 15.23%, 5/2/2018(a)(b)	Square	11/05/2016	5,010	4,614	4,665
477454, 22.34%, 5/2/2018(a)(b)	Square	11/05/2016	1,518	1,368	1,390
477461, 15.48%, 5/2/2018(a)(b)	Square	11/05/2016	2,893	2,665	2,694
477475, 22.39%, 5/2/2018(a)(b)	Square	11/05/2016	5,292	4,769	4,843
477501, 11.4%, 5/2/2018(a)(b)	Square	11/05/2016	3,826	3,571	3,601
477535, 18.19%, 5/2/2018(a)(b)	Square	11/05/2016	1,221	1,114	1,129
477554, 22.37%, 5/2/2018(a)(b)	Square	11/05/2016	3,275	2,952	2,998
477582, 22.34%, 5/2/2018(a)(b)	Square	11/05/2016	1,675	1,510	1,534
477610, 18.12%, 5/2/2018(a)(b)	Square	11/05/2016	2,838	2,592	2,625
477613, 22.34%, 5/2/2018(a)(b)	Square	11/05/2016	1,717	1,548	1,572
477618, 15.35%, 5/2/2018(a)(b)	Square	11/05/2016	1,975	1,819	1,805
477691, 22.56%, 5/2/2018(a)(b)	Square	11/05/2016	1,758	1,585	1,515
477698, 22.69%, 5/2/2018(a)(b)	Square	11/05/2016	3,023	2,724	2,767

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	45

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
477705, 22.81%, 5/2/2018(a)(b)	Square	11/05/2016	2,421	2,182	2,216
477709, 22.37%, 5/2/2018(a)(b)	Square	11/05/2016	4,659	4,199	4,265
477732, 22.43%, 5/2/2018(a)(b)	Square	11/05/2016	1,573	1,418	743
477740, 22.94%, 5/2/2018(a)(b)	Square	11/05/2016	736	663	673
477741, 15.35%, 5/2/2018(a)(b)	Square	11/05/2016	2,221	2,046	2,069
477744, 22.38%, 5/2/2018(a)(b)	Square	11/05/2016	10,077	9,082	9,223
477787, 22.52%, 5/2/2018(a)(b)	Square	11/05/2016	2,784	2,509	2,548
477827, 11.24%, 5/2/2018(a)(b)	Square	11/05/2016	13,885	12,959	13,066
478009, 7.17%, 5/2/2018(a)(b)	Square	11/05/2016	2,764	2,615	2,629
478015, 18.07%, 5/2/2018(a)(b)	Square	11/05/2016	6,003	5,480	5,550
478046, 22.32%, 5/2/2018(a)(b)	Square	11/05/2016	1,310	1,180	1,073
478049, 15.48%, 5/2/2018(a)(b)	Square	11/05/2016	2,849	2,624	2,653
478108, 22.56%, 5/2/2018(a)(b)	Square	11/05/2016	882	795	807
478120, 22.56%, 5/2/2018(a)(b)	Square	11/05/2016	3,222	2,904	2,949
478124, 13.9%, 5/2/2018(a)(b)	Square	11/05/2016	27,507	25,447	25,703
478211, 15.41%, 5/2/2018(a)(b)	Square	11/05/2016	3,425	3,155	3,190
478212, 22.5%, 5/2/2018(a)(b)	Square	11/05/2016	2,411	2,173	2,207
478227, 15.41%, 5/2/2018(a)(b)	Square	11/05/2016	3,041	2,801	2,832
478249, 22.52%, 5/2/2018(a)(b)	Square	11/05/2016	1,348	1,215	1,038
478585, 18.05%, 5/3/2018(a)(b)	Square	11/08/2016	39,361	35,938	36,373
478870, 15.41%, 5/3/2018(a)(b)	Square	11/08/2016	2,298	2,117	2,139
478896, 18.36%, 5/3/2018(a)(b)	Square	11/08/2016	9,453	8,630	8,737
478999, 9.75%, 5/3/2018(a)(b)	Square	11/08/2016	12,429	11,652	11,043
479155, 22.75%, 5/3/2018(a)(b)	Square	11/08/2016	1,003	904	907
479175, 22.36%, 5/3/2018(a)(b)	Square	11/08/2016	3,521	3,174	3,220
479296, 13.93%, 5/3/2018(a)(b)	Square	11/08/2016	1,428	1,320	1,333
479353, 11.15%, 5/3/2018(a)(b)	Square	11/08/2016	11,596	10,822	10,906
479508, 18.12%, 5/3/2018(a)(b)	Square	11/08/2016	4,250	3,880	3,907
479531, 9.15%, 5/3/2018(a)(b)	Square	11/08/2016	26,619	25,011	25,172
479730, 22.78%, 5/3/2018(a)(b)	Square	11/08/2016	2,103	1,895	1,924
479755, 15.23%, 5/3/2018(a)(b)	Square	11/08/2016	23,695	21,824	22,051
479774, 22.56%, 5/4/2018(a)(b)	Square	11/09/2016	2,493	2,247	2,279
479826, 9.9%, 5/4/2018(a)(b)	Square	11/09/2016	13,275	12,445	12,530
480098, 22.37%, 5/4/2018(a)(b)	Square	11/09/2016	1,946	1,754	1,779
480117, 22.56%, 5/4/2018(a)(b)	Square	11/09/2016	2,847	2,566	2,603
480157, 18.48%, 5/4/2018(a)(b)	Square	11/09/2016	1,009	921	932
480159, 22.65%, 5/4/2018(a)(b)	Square	11/09/2016	3,492	3,147	3,193

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
480177, 15.41%, 5/4/2018(a)(b)	Square	11/09/2016	7,608	7,008	7,080
480245, 4.63%, 5/4/2018(a)(b)	Square	11/09/2016	867	828	830
480258, 22.79%, 5/4/2018(a)(b)	Square	11/09/2016	3,516	3,169	3,215
480336, 22.65%, 5/4/2018(a)(b)	Square	11/09/2016	2,627	2,368	2,403
480413, 22.52%, 5/4/2018(a)(b)	Square	11/09/2016	2,114	1,905	1,933
480432, 22.44%, 5/4/2018(a)(b)	Square	11/09/2016	1,118	1,007	1,022
480454, 4.47%, 5/4/2018(a)(b)	Square	11/09/2016	4,098	3,911	3,903
480464, 9.06%, 5/4/2018(a)(b)	Square	11/09/2016	3,332	3,131	2,936
480472, 22.43%, 5/4/2018(a)(b)	Square	11/09/2016	1,165	1,050	1,065
480476, 22.5%, 5/4/2018(a)(b)	Square	11/09/2016	4,200	3,785	3,840
480494, 22.38%, 5/4/2018(a)(b)	Square	11/09/2016	1,411	1,271	1,289
480514, 22.75%, 5/4/2018(a)(b)	Square	11/09/2016	723	652	662
480515, 22.64%, 5/4/2018(a)(b)	Square	11/09/2016	1,343	1,210	1,099
480529, 23.1%, 5/4/2018(a)(b)	Square	11/09/2016	1,746	1,574	1,597
480533, 22.38%, 5/4/2018(a)(b)	Square	11/09/2016	754	680	682
480534, 22.37%, 5/4/2018(a)(b)	Square	11/09/2016	3,401	3,065	3,109
480540, 13.94%, 5/4/2018(a)(b)	Square	11/09/2016	9,412	8,707	8,789
480562, 13.91%, 5/4/2018(a)(b)	Square	11/09/2016	1,579	1,461	1,475
480580, 12.46%, 5/4/2018(a)(b)	Square	11/09/2016	1,120	1,040	1,049
480595, 22.84%, 5/4/2018(a)(b)	Square	11/09/2016	697	628	637
480597, 4.52%, 5/4/2018(a)(b)	Square	11/09/2016	4,445	4,243	4,257
480644, 22.78%, 5/4/2018(a)(b)	Square	11/09/2016	4,293	3,869	3,926
480655, 18.05%, 5/4/2018(a)(b)	Square	11/09/2016	662	604	611
480670, 7.17%, 5/4/2018(a)(b)	Square	11/09/2016	1,102	1,043	1,048
480671, 22.44%, 5/4/2018(a)(b)	Square	11/09/2016	1,546	1,393	1,413
480676, 13.84%, 5/4/2018(a)(b)	Square	11/09/2016	572	529	534
480679, 18.19%, 5/4/2018(a)(b)	Square	11/09/2016	1,538	1,404	1,421
480705, 22.65%, 5/4/2018(a)(b)	Square	11/09/2016	2,772	2,498	2,535
480766, 15.41%, 5/4/2018(a)(b)	Square	11/09/2016	1,089	1,003	1,014
480779, 22.6%, 5/4/2018(a)(b)	Square	11/09/2016	1,011	911	924
480805, 22.47%, 5/4/2018(a)(b)	Square	11/09/2016	3,488	3,143	3,189
480811, 22.68%, 5/4/2018(a)(b)	Square	11/09/2016	3,185	2,870	2,912
480872, 13.9%, 5/4/2018(a)(b)	Square	11/09/2016	1,415	1,309	1,322
480901, 22.75%, 5/4/2018(a)(b)	Square	11/09/2016	2,830	2,551	2,588
480939, 22.51%, 5/4/2018(a)(b)	Square	11/09/2016	384	346	351
480944, 4.47%, 5/4/2018(a)(b)	Square	11/09/2016	33,347	31,831	31,932
480965, 14.15%, 5/5/2018(a)(b)	Square	11/10/2016	2,502	2,315	1,624

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	47

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
480982, 4.5%, 5/5/2018(a)(b)	Square	11/10/2016	827	789	792
480984, 14.15%, 5/5/2018(a)(b)	Square	11/10/2016	1,538	1,423	1,436
480987, 15.29%, 5/5/2018(a)(b)	Square	11/10/2016	12,286	11,316	11,429
481041, 18.19%, 5/5/2018(a)(b)	Square	11/10/2016	3,042	2,778	2,810
481061, 22.75%, 5/5/2018(a)(b)	Square	11/10/2016	2,156	1,943	1,971
481069, 15.35%, 5/5/2018(a)(b)	Square	11/10/2016	4,452	4,101	4,142
481085, 18.27%, 5/5/2018(a)(b)	Square	11/10/2016	8,370	7,642	7,732
481128, 22.47%, 5/6/2018(a)(b)	Square	11/10/2016	1,245	1,122	1,117
481130, 9.79%, 5/6/2018(a)(b)	Square	11/10/2016	902	845	851
481133, 15.48%, 5/6/2018(a)(b)	Square	11/10/2016	7,529	6,934	7,005
481172, 22.37%, 5/6/2018(a)(b)	Square	11/10/2016	786	709	719
481176, 4.48%, 5/6/2018(a)(b)	Square	11/10/2016	3,767	3,595	3,607
481196, 8.98%, 5/6/2018(a)(b)	Square	11/10/2016	952	895	901
481205, 4.54%, 5/6/2018(a)(b)	Square	11/10/2016	821	784	786
481211, 22.37%, 5/6/2018(a)(b)	Square	11/10/2016	1,107	998	1,012
481215, 22.69%, 5/6/2018(a)(b)	Square	11/10/2016	1,257	1,133	1,149
481235, 22.41%, 5/6/2018(a)(b)	Square	11/10/2016	3,657	3,296	3,343
481275, 22.84%, 5/7/2018(a)(b)	Square	11/10/2016	3,658	3,297	3,345
481316, 15.23%, 5/7/2018(a)(b)	Square	11/10/2016	1,828	1,683	1,700
481330, 14.23%, 5/7/2018(a)(b)	Square	11/10/2016	1,064	984	993
481339, 9.08%, 5/7/2018(a)(b)	Square	11/10/2016	3,529	3,316	3,336
481385, 9.08%, 5/7/2018(a)(b)	Square	11/10/2016	1,018	957	963
481406, 22.37%, 5/7/2018(a)(b)	Square	11/10/2016	1,454	1,311	1,329
481430, 22.75%, 5/7/2018(a)(b)	Square	11/10/2016	1,929	1,739	1,764
481447, 22.69%, 5/7/2018(a)(b)	Square	11/10/2016	4,638	4,180	4,240
481502, 4.55%, 5/7/2018(a)(b)	Square	11/10/2016	4,469	4,266	4,279
481518, 9.13%, 5/7/2018(a)(b)	Square	11/10/2016	4,279	4,021	4,046
481555, 22.57%, 5/7/2018(a)(b)	Square	11/10/2016	728	657	666
481562, 12.46%, 5/7/2018(a)(b)	Square	11/10/2016	20,139	18,713	18,869
481674, 15.41%, 5/7/2018(a)(b)	Square	11/10/2016	4,416	4,067	4,108
481723, 11.24%, 5/7/2018(a)(b)	Square	11/10/2016	1,121	1,046	1,054
481741, 22.49%, 5/7/2018(a)(b)	Square	11/10/2016	5,016	4,521	4,533
481748, 22.47%, 5/7/2018(a)(b)	Square	11/10/2016	3,447	3,106	3,115
481760, 22.55%, 5/7/2018(a)(b)	Square	11/10/2016	1,822	1,642	1,665
481763, 22.69%, 5/7/2018(a)(b)	Square	11/10/2016	2,781	2,506	2,542
481779, 22.45%, 5/7/2018(a)(b)	Square	11/10/2016	1,766	1,591	1,572
481781, 9.79%, 5/7/2018(a)(b)	Square	11/10/2016	1,609	1,508	1,518

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
481806, 22.79%, 5/7/2018(a)(b)	Square	11/10/2016	2,851	2,569	2,606
481811, 22.59%, 5/7/2018(a)(b)	Square	11/10/2016	1,662	1,498	1,519
481817, 22.51%, 5/7/2018(a)(b)	Square	11/10/2016	833	750	761
481822, 22.83%, 5/7/2018(a)(b)	Square	11/10/2016	1,779	1,603	1,626
481826, 22.42%, 5/7/2018(a)(b)	Square	11/10/2016	3,183	2,868	2,909
481841, 22.65%, 5/7/2018(a)(b)	Square	11/10/2016	6,305	5,683	5,764
481884, 15.35%, 5/7/2018(a)(b)	Square	11/10/2016	6,822	6,283	6,346
481912, 22.58%, 5/7/2018(a)(b)	Square	11/10/2016	857	772	783
481916, 22.66%, 5/7/2018(a)(b)	Square	11/10/2016	1,303	1,174	1,191
481921, 7.22%, 5/7/2018(a)(b)	Square	11/10/2016	2,380	2,251	2,262
481930, 22.65%, 5/7/2018(a)(b)	Square	11/10/2016	2,000	1,803	1,829
481942, 15.23%, 5/7/2018(a)(b)	Square	11/10/2016	1,377	1,269	1,281
481947, 18.12%, 5/7/2018(a)(b)	Square	11/10/2016	967	883	893
481956, 12.56%, 5/7/2018(a)(b)	Square	11/10/2016	4,500	4,181	4,216
481982, 4.47%, 5/7/2018(a)(b)	Square	11/10/2016	1,532	1,462	1,467
481996, 18.41%, 5/7/2018(a)(b)	Square	11/10/2016	1,839	1,679	1,699
482035, 22.56%, 5/7/2018(a)(b)	Square	11/10/2016	4,493	4,050	4,107
482049, 22.56%, 5/7/2018(a)(b)	Square	11/10/2016	1,130	1,018	1,021
482054, 22.65%, 5/7/2018(a)(b)	Square	11/10/2016	2,152	1,939	1,967
482066, 15.29%, 5/7/2018(a)(b)	Square	11/10/2016	1,319	1,215	1,227
482072, 22.62%, 5/7/2018(a)(b)	Square	11/10/2016	2,086	1,880	1,906
482083, 9.79%, 5/7/2018(a)(b)	Square	11/10/2016	10,990	10,303	10,371
482136, 22.47%, 5/7/2018(a)(b)	Square	11/10/2016	2,505	2,258	2,290
482141, 22.53%, 5/7/2018(a)(b)	Square	11/10/2016	693	624	633
482160, 15.35%, 5/7/2018(a)(b)	Square	11/10/2016	25,230	23,238	23,472
482312, 22.37%, 5/8/2018(a)(b)	Square	11/11/2016	2,784	2,509	2,544
482347, 9.94%, 5/8/2018(a)(b)	Square	11/11/2016	2,424	2,273	2,287
482363, 22.37%, 5/8/2018(a)(b)	Square	11/11/2016	2,840	2,559	2,595
482375, 22.6%, 5/8/2018(a)(b)	Square	11/11/2016	1,931	1,740	1,764
482421, 22.65%, 5/8/2018(a)(b)	Square	11/11/2016	1,237	1,114	1,130
482425, 22.47%, 5/8/2018(a)(b)	Square	11/11/2016	1,345	1,212	1,229
482426, 12.56%, 5/8/2018(a)(b)	Square	11/11/2016	9,902	9,201	9,277
482445, 22.59%, 5/8/2018(a)(b)	Square	11/11/2016	3,865	3,483	3,492
482463, 9.13%, 5/8/2018(a)(b)	Square	11/11/2016	6,461	6,071	6,108
482502, 22.71%, 5/8/2018(a)(b)	Square	11/11/2016	677	610	618
482504, 22.69%, 5/8/2018(a)(b)	Square	11/11/2016	1,063	958	914
482506, 22.42%, 5/8/2018(a)(b)	Square	11/11/2016	3,188	2,873	2,913

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	49

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
482510, 14.06%, 5/8/2018(a)(b)	Square	11/11/2016	1,052	974	982
482513, 18.27%, 5/8/2018(a)(b)	Square	11/11/2016	2,501	2,284	2,310
482517, 4.47%, 5/8/2018(a)(b)	Square	11/11/2016	2,246	2,144	2,150
482530, 22.84%, 5/8/2018(a)(b)	Square	11/11/2016	4,661	4,201	4,260
482553, 22.68%, 5/8/2018(a)(b)	Square	11/11/2016	5,272	4,752	4,818
482585, 22.56%, 5/8/2018(a)(b)	Square	11/11/2016	9,525	8,585	8,194
482638, 7.22%, 5/8/2018(a)(b)	Square	11/11/2016	6,364	6,019	6,049
482670, 13.95%, 5/8/2018(a)(b)	Square	11/11/2016	1,093	1,011	1,020
482688, 22.89%, 5/8/2018(a)(b)	Square	11/11/2016	2,697	2,431	2,465
482699, 4.55%, 5/8/2018(a)(b)	Square	11/11/2016	2,335	2,229	2,236
482702, 18.2%, 5/8/2018(a)(b)	Square	11/11/2016	1,476	1,347	1,363
482719, 22.57%, 5/8/2018(a)(b)	Square	11/11/2016	13,421	12,096	12,265
482861, 22.37%, 5/8/2018(a)(b)	Square	11/11/2016	2,774	2,500	2,535
482883, 22.84%, 5/8/2018(a)(b)	Square	11/11/2016	7,180	6,471	6,528
482893, 18.12%, 5/8/2018(a)(b)	Square	11/11/2016	2,186	1,996	2,019
482981, 22.81%, 5/8/2018(a)(b)	Square	11/11/2016	1,967	1,772	1,797
482987, 22.7%, 5/8/2018(a)(b)	Square	11/11/2016	2,618	2,360	2,393
482992, 22.67%, 5/8/2018(a)(b)	Square	11/11/2016	8,643	7,790	7,899
483017, 22.44%, 5/8/2018(a)(b)	Square	11/11/2016	972	876	888
483020, 4.47%, 5/8/2018(a)(b)	Square	11/11/2016	926	884	887
483025, 13.95%, 5/8/2018(a)(b)	Square	11/11/2016	2,582	2,388	2,397
483056, 15.48%, 5/8/2018(a)(b)	Square	11/11/2016	2,964	2,730	2,757
483063, 15.41%, 5/8/2018(a)(b)	Square	11/11/2016	2,527	2,328	2,351
483075, 15.23%, 5/8/2018(a)(b)	Square	11/11/2016	8,472	7,803	7,879
483119, 7.22%, 5/8/2018(a)(b)	Square	11/11/2016	1,457	1,379	1,385
483123, 22.45%, 5/8/2018(a)(b)	Square	11/11/2016	6,481	5,842	5,923
483142, 15.29%, 5/8/2018(a)(b)	Square	11/11/2016	26,103	24,043	24,279
483262, 9.82%, 5/8/2018(a)(b)	Square	11/11/2016	3,655	3,427	3,449
483318, 22.55%, 5/8/2018(a)(b)	Square	11/11/2016	1,748	1,575	1,579
483325, 13.95%, 5/8/2018(a)(b)	Square	11/11/2016	895	828	764
483328, 7.14%, 5/8/2018(a)(b)	Square	11/11/2016	1,251	1,184	1,189
483333, 22.75%, 5/8/2018(a)(b)	Square	11/11/2016	703	634	643
483339, 22.47%, 5/8/2018(a)(b)	Square	11/11/2016	1,040	938	951
484319, 22.72%, 5/9/2018(a)(b)	Square	11/15/2016	805	725	735
484335, 22.56%, 5/9/2018(a)(b)	Square	11/15/2016	816	735	688
484337, 18.05%, 5/9/2018(a)(b)	Square	11/15/2016	1,143	1,043	1,054
484378, 15.29%, 5/9/2018(a)(b)	Square	11/15/2016	2,039	1,878	1,895

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
484448, 14.09%, 5/9/2018(a)(b)	Square	11/15/2016	2,115	1,956	1,972
484464, 14.01%, 5/9/2018(a)(b)	Square	11/15/2016	3,630	3,358	3,386
484672, 18.12%, 5/9/2018(a)(b)	Square	11/15/2016	5,613	5,125	5,179
484731, 9.15%, 5/9/2018(a)(b)	Square	11/15/2016	1,024	962	968
484739, 4.5%, 5/9/2018(a)(b)	Square	11/15/2016	2,494	2,381	2,388
484756, 15.48%, 5/9/2018(a)(b)	Square	11/15/2016	2,539	2,339	2,360
484844, 11.1%, 5/9/2018(a)(b)	Square	11/15/2016	3,170	2,958	2,978
485049, 14%, 5/9/2018(a)(b)	Square	11/15/2016	1,281	1,185	1,195
485148, 4.48%, 5/9/2018(a)(b)	Square	11/15/2016	1,642	1,568	1,572
485181, 9.75%, 5/9/2018(a)(b)	Square	11/15/2016	2,179	2,043	2,055
485200, 22.75%, 5/9/2018(a)(b)	Square	11/15/2016	1,932	1,742	1,764
485204, 12.46%, 5/9/2018(a)(b)	Square	11/15/2016	9,643	8,960	9,027
485374, 22.37%, 5/9/2018(a)(b)	Square	11/15/2016	2,761	2,488	2,327
485384, 22.88%, 5/9/2018(a)(b)	Square	11/15/2016	949	855	866
485386, 12.51%, 5/9/2018(a)(b)	Square	11/15/2016	2,044	1,900	1,914
485392, 15.23%, 5/9/2018(a)(b)	Square	11/15/2016	24,340	22,419	22,621
485692, 9.79%, 5/10/2018(a)(b)	Square	11/16/2016	48,742	45,695	45,962
486845, 22.49%, 5/11/2018(a)(b)	Square	11/17/2016	5,699	5,136	5,199
488157, 7.19%, 5/14/2018(a)(b)	Square	11/17/2016	4,425	4,186	4,204
488159, 22.7%, 5/14/2018(a)(b)	Square	11/17/2016	3,521	3,173	3,212
488161, 15.29%, 5/14/2018(a)(b)	Square	11/17/2016	4,472	4,119	3,967
488164, 9.79%, 5/14/2018(a)(b)	Square	11/17/2016	5,727	5,369	5,400
488172, 22.46%, 5/14/2018(a)(b)	Square	11/17/2016	5,948	5,361	5,427
488183, 18.05%, 5/14/2018(a)(b)	Square	11/17/2016	30,436	27,790	28,070
488194, 4.5%, 5/14/2018(a)(b)	Square	11/17/2016	3,054	2,916	2,923
488198, 22.88%, 5/14/2018(a)(b)	Square	11/17/2016	691	623	627
488199, 22.51%, 5/14/2018(a)(b)	Square	11/17/2016	3,481	3,137	3,175
488201, 22.51%, 5/14/2018(a)(b)	Square	11/17/2016	4,131	3,722	2,852
488202, 22.37%, 5/14/2018(a)(b)	Square	11/17/2016	6,997	6,306	6,383
488203, 22.51%, 5/14/2018(a)(b)	Square	11/17/2016	1,623	1,462	1,480
488204, 22.5%, 5/14/2018(a)(b)	Square	11/17/2016	1,981	1,785	1,807
488205, 11.19%, 5/14/2018(a)(b)	Square	11/17/2016	2,830	2,641	2,659
488206, 22.64%, 5/14/2018(a)(b)	Square	11/17/2016	2,089	1,882	1,905
488208, 22.44%, 5/14/2018(a)(b)	Square	11/17/2016	1,070	964	976
488209, 22.65%, 5/14/2018(a)(b)	Square	11/17/2016	2,571	2,317	2,319
488210, 9.79%, 5/14/2018(a)(b)	Square	11/17/2016	2,840	2,662	2,677
488211, 12.56%, 5/14/2018(a)(b)	Square	11/17/2016	1,378	1,280	1,290

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	51

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
488213, 22.56%, 5/14/2018(a)(b)	Square	11/17/2016	2,229	2,009	2,033
488215, 4.47%, 5/14/2018(a)(b)	Square	11/17/2016	1,888	1,802	1,807
488218, 13.9%, 5/14/2018(a)(b)	Square	11/17/2016	6,808	6,298	6,348
488220, 9.15%, 5/14/2018(a)(b)	Square	11/17/2016	13,449	12,637	12,704
488225, 22.56%, 5/14/2018(a)(b)	Square	11/17/2016	980	883	889
488226, 18.19%, 5/14/2018(a)(b)	Square	11/17/2016	2,569	2,345	2,369
488227, 7.19%, 5/14/2018(a)(b)	Square	11/17/2016	4,244	4,014	4,031
488229, 22.42%, 5/14/2018(a)(b)	Square	11/17/2016	2,882	2,597	2,629
488231, 7.17%, 5/14/2018(a)(b)	Square	11/17/2016	3,055	2,890	2,902
488232, 15.48%, 5/14/2018(a)(b)	Square	11/17/2016	14,041	12,933	13,046
488243, 18.05%, 5/14/2018(a)(b)	Square	11/17/2016	2,067	1,887	1,906
488244, 15.29%, 5/14/2018(a)(b)	Square	11/17/2016	3,055	2,814	2,838
488247, 22.55%, 5/14/2018(a)(b)	Square	11/17/2016	1,518	1,368	1,385
488249, 22.84%, 5/14/2018(a)(b)	Square	11/17/2016	2,816	2,538	2,570
488250, 18.42%, 5/14/2018(a)(b)	Square	11/17/2016	747	682	689
488251, 22.65%, 5/14/2018(a)(b)	Square	11/17/2016	1,882	1,696	1,698
488252, 22.75%, 5/14/2018(a)(b)	Square	11/17/2016	1,131	1,019	1,032
488253, 22.38%, 5/14/2018(a)(b)	Square	11/17/2016	726	655	659
502588, 15.41%, 5/29/2018(a)(b)	Square	12/02/2016	1,441	1,327	1,327
502589, 22.61%, 5/29/2018(a)(b)	Square	12/02/2016	1,745	1,573	1,586
502592, 22.56%, 5/29/2018(a)(b)	Square	12/02/2016	3,096	2,790	2,813
502593, 15.48%, 5/29/2018(a)(b)	Square	12/02/2016	10,348	9,531	9,586
502597, 15.23%, 5/29/2018(a)(b)	Square	12/02/2016	2,935	2,703	2,719
502598, 18.21%, 5/29/2018(a)(b)	Square	12/02/2016	12,679	11,576	11,654
502603, 15.23%, 5/29/2018(a)(b)	Square	12/02/2016	4,683	4,313	4,338
502606, 18.19%, 5/29/2018(a)(b)	Square	12/02/2016	6,361	5,808	5,847
502609, 22.66%, 5/29/2018(a)(b)	Square	12/02/2016	11,703	10,548	10,635
502615, 14%, 5/29/2018(a)(b)	Square	12/02/2016	8,613	7,968	8,010
502621, 22.42%, 5/29/2018(a)(b)	Square	12/02/2016	1,870	1,685	1,461
502622, 22.65%, 5/29/2018(a)(b)	Square	12/02/2016	2,082	1,877	1,892
502624, 22.46%, 5/29/2018(a)(b)	Square	12/02/2016	11,462	10,331	10,415
502665, 7.25%, 5/29/2018(a)(b)	Square	12/02/2016	2,644	2,501	2,508
502666, 22.75%, 5/29/2018(a)(b)	Square	12/02/2016	3,495	3,150	2,435
502675, 22.56%, 5/29/2018(a)(b)	Square	12/02/2016	2,742	2,471	2,491
502677, 15.35%, 5/29/2018(a)(b)	Square	12/02/2016	12,845	11,831	11,900
502686, 22.56%, 5/29/2018(a)(b)	Square	12/02/2016	5,074	4,573	4,610
502694, 22.37%, 5/29/2018(a)(b)	Square	12/02/2016	2,031	1,830	1,845

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
502696, 18.22%, 5/29/2018(a)(b)	Square	12/02/2016	829	756	762
502697, 22.37%, 5/29/2018(a)(b)	Square	12/02/2016	1,174	1,058	1,067
502700, 18.12%, 5/29/2018(a)(b)	Square	12/02/2016	1,184	1,081	1,089
502703, 18.19%, 5/29/2018(a)(b)	Square	12/02/2016	6,443	5,883	5,923
502708, 22.49%, 5/29/2018(a)(b)	Square	12/02/2016	6,288	5,667	5,276
502716, 9.75%, 5/29/2018(a)(b)	Square	12/02/2016	32,656	30,615	30,731
502767, 18.37%, 5/29/2018(a)(b)	Square	12/02/2016	1,496	1,365	1,375
502769, 14.1%, 5/29/2018(a)(b)	Square	12/02/2016	3,645	3,372	3,390
502779, 22.68%, 5/29/2018(a)(b)	Square	12/02/2016	1,046	943	951
502907, 7.11%, 5/30/2018(a)(b)	Square	12/03/2016	2,806	2,654	2,661
502927, 15.23%, 5/30/2018(a)(b)	Square	12/03/2016	48,358	44,541	44,788
503188, 4.48%, 5/30/2018(a)(b)	Square	12/03/2016	5,956	5,685	5,695
503260, 22.92%, 5/30/2018(a)(b)	Square	12/03/2016	981	884	891
503267, 11.12%, 5/30/2018(a)(b)	Square	12/03/2016	1,079	1,007	1,011
503278, 22.47%, 5/30/2018(a)(b)	Square	12/03/2016	3,552	3,201	3,226
503293, 15.23%, 5/30/2018(a)(b)	Square	12/03/2016	1,385	1,276	1,283
503305, 22.65%, 5/30/2018(a)(b)	Square	12/03/2016	1,436	1,294	1,305
503306, 22.69%, 5/30/2018(a)(b)	Square	12/03/2016	4,263	3,841	3,872
503311, 22.71%, 5/30/2018(a)(b)	Square	12/03/2016	2,006	1,808	1,822
503315, 4.52%, 5/30/2018(a)(b)	Square	12/03/2016	17,917	17,102	17,132
503374, 11.23%, 5/30/2018(a)(b)	Square	12/03/2016	4,468	4,170	4,187
503398, 22.85%, 5/30/2018(a)(b)	Square	12/03/2016	13,817	12,453	12,553
503471, 7.19%, 5/30/2018(a)(b)	Square	12/03/2016	4,787	4,528	4,540
503488, 22.66%, 5/30/2018(a)(b)	Square	12/03/2016	19,894	17,930	17,745
503547, 4.48%, 5/30/2018(a)(b)	Square	12/03/2016	1,599	1,526	1,529
503565, 22.62%, 5/30/2018(a)(b)	Square	12/03/2016	2,232	2,011	1,935
503577, 22.75%, 5/30/2018(a)(b)	Square	12/03/2016	824	743	749
503580, 22.75%, 5/30/2018(a)(b)	Square	12/03/2016	4,991	4,498	4,534
503603, 22.72%, 5/30/2018(a)(b)	Square	12/03/2016	2,301	2,074	2,090
503624, 4.5%, 5/30/2018(a)(b)	Square	12/03/2016	2,148	2,050	2,054
503629, 22.65%, 5/30/2018(a)(b)	Square	12/03/2016	4,115	3,709	3,739
503647, 22.39%, 5/30/2018(a)(b)	Square	12/03/2016	8,414	7,583	6,916
503685, 22.46%, 5/30/2018(a)(b)	Square	12/03/2016	6,631	5,976	6,023
503707, 22.37%, 5/30/2018(a)(b)	Square	12/03/2016	2,824	2,545	2,565
503731, 9.13%, 5/30/2018(a)(b)	Square	12/03/2016	1,695	1,592	1,598
503904, 13.8%, 6/1/2018(a)(b)	Square	12/06/2016	1,578	1,460	1,466
503927, 22.68%, 6/1/2018(a)(b)	Square	12/06/2016	5,865	5,286	5,323

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	53

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
503995, 22.81%, 6/1/2018(a)(b)	Square	12/06/2016	2,359	2,126	2,141
504016, 4.5%, 6/1/2018(a)(b)	Square	12/06/2016	2,583	2,465	2,469
504094, 18.21%, 6/1/2018(a)(b)	Square	12/06/2016	1,735	1,584	1,593
504106, 22.57%, 6/1/2018(a)(b)	Square	12/06/2016	10,019	9,030	9,094
504182, 22.49%, 6/1/2018(a)(b)	Square	12/06/2016	1,300	1,171	1,179
504188, 4.54%, 6/1/2018(a)(b)	Square	12/06/2016	1,674	1,598	1,600
504197, 22.71%, 6/1/2018(a)(b)	Square	12/06/2016	1,412	1,273	1,282
504206, 18.14%, 6/1/2018(a)(b)	Square	12/06/2016	9,285	8,477	7,874
504245, 22.37%, 6/1/2018(a)(b)	Square	12/06/2016	2,954	2,662	2,681
504283, 22.42%, 6/1/2018(a)(b)	Square	12/06/2016	3,021	2,722	2,742
504324, 22.7%, 6/1/2018(a)(b)	Square	12/06/2016	1,490	1,343	1,352
504333, 7.19%, 6/1/2018(a)(b)	Square	12/06/2016	2,333	2,207	2,212
504425, 15.29%, 6/2/2018(a)(b)	Square	12/07/2016	1,968	1,812	1,821
504431, 15.29%, 6/2/2018(a)(b)	Square	12/07/2016	3,857	3,552	3,569
504436, 4.47%, 6/2/2018(a)(b)	Square	12/07/2016	1,128	1,076	1,078
504441, 22.75%, 6/2/2018(a)(b)	Square	12/07/2016	15,101	13,611	13,704
504472, 22.75%, 6/2/2018(a)(b)	Square	12/07/2016	5,763	5,194	5,230
504521, 7.19%, 6/2/2018(a)(b)	Square	12/07/2016	3,624	3,428	3,436
504543, 22.71%, 6/2/2018(a)(b)	Square	12/07/2016	2,371	2,137	2,152
504547, 13.91%, 6/2/2018(a)(b)	Square	12/07/2016	1,526	1,412	1,418
504548, 7.31%, 6/2/2018(a)(b)	Square	12/07/2016	2,727	2,579	2,586
504554, 22.56%, 6/2/2018(a)(b)	Square	12/07/2016	4,075	3,673	3,698
504568, 13.92%, 6/2/2018(a)(b)	Square	12/07/2016	1,927	1,783	1,791
504575, 22.56%, 6/2/2018(a)(b)	Square	12/07/2016	2,071	1,866	1,879
504586, 18.12%, 6/2/2018(a)(b)	Square	12/07/2016	2,522	2,303	2,316
504599, 4.47%, 6/2/2018(a)(b)	Square	12/07/2016	1,395	1,332	1,334
504615, 22.37%, 6/2/2018(a)(b)	Square	12/07/2016	3,714	3,347	3,370
504646, 22.62%, 6/2/2018(a)(b)	Square	12/07/2016	2,913	2,625	2,172
504671, 18.47%, 6/2/2018(a)(b)	Square	12/07/2016	1,210	1,105	1,111
504674, 22.37%, 6/2/2018(a)(b)	Square	12/07/2016	4,430	3,993	4,020
504699, 9.9%, 6/3/2018(a)(b)	Square	12/08/2016	8,349	7,827	7,851
504711, 4.59%, 6/3/2018(a)(b)	Square	12/08/2016	101,696	97,074	97,216
508074, 4.54%, 6/7/2018(a)(b)	Square	12/10/2016	1,330	1,270	1,272
508080, 22.37%, 6/7/2018(a)(b)	Square	12/10/2016	6,182	5,572	5,605
508098, 9.34%, 6/7/2018(a)(b)	Square	12/10/2016	2,993	2,812	2,820
508104, 18.12%, 6/7/2018(a)(b)	Square	12/10/2016	4,030	3,680	3,698
508120, 15.29%, 6/7/2018(a)(b)	Square	12/10/2016	2,725	2,510	2,520

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
508234, 22.42%, 6/7/2018(a)(b)	Square	12/10/2016	2,026	1,826	1,827
508237, 15.23%, 6/7/2018(a)(b)	Square	12/10/2016	2,287	2,106	2,115
508401, 22.69%, 6/7/2018(a)(b)	Square	12/10/2016	1,767	1,592	1,602
508402, 22.5%, 6/7/2018(a)(b)	Square	12/10/2016	2,282	2,056	2,069
508404, 22.59%, 6/7/2018(a)(b)	Square	12/10/2016	5,093	4,590	4,617
508420, 22.57%, 6/7/2018(a)(b)	Square	12/10/2016	937	845	850
508421, 22.37%, 6/7/2018(a)(b)	Square	12/10/2016	15,435	13,911	13,994
508470, 18.12%, 6/7/2018(a)(b)	Square	12/10/2016	3,650	3,332	3,349
508483, 7.11%, 6/7/2018(a)(b)	Square	12/10/2016	40,095	37,928	38,006
508674, 18.12%, 6/7/2018(a)(b)	Square	12/10/2016	5,049	4,610	4,632
508692, 22.47%, 6/7/2018(a)(b)	Square	12/10/2016	4,560	4,110	4,134
508706, 22.66%, 6/7/2018(a)(b)	Square	12/10/2016	7,763	6,997	7,039
508749, 18.42%, 6/7/2018(a)(b)	Square	12/10/2016	2,720	2,483	2,495
508753, 22.75%, 6/7/2018(a)(b)	Square	12/10/2016	12,352	11,132	11,140
508787, 22.75%, 6/7/2018(a)(b)	Square	12/10/2016	10,117	9,118	9,174
508817, 22.67%, 6/7/2018(a)(b)	Square	12/10/2016	11,646	10,496	10,559
508852, 9.9%, 6/7/2018(a)(b)	Square	12/10/2016	43,507	40,787	40,902
509074, 9.62%, 6/7/2018(a)(b)	Square	12/10/2016	979	920	922
509098, 22.65%, 6/7/2018(a)(b)	Square	12/10/2016	5,720	5,155	5,186
509113, 12.56%, 6/7/2018(a)(b)	Square	12/10/2016	2,831	2,631	2,640
509129, 4.54%, 6/7/2018(a)(b)	Square	12/10/2016	1,284	1,226	1,228
509131, 22.79%, 6/7/2018(a)(b)	Square	12/10/2016	1,077	971	976
509143, 13.9%, 6/7/2018(a)(b)	Square	12/10/2016	25,629	23,710	23,802
509236, 22.36%, 6/7/2018(a)(b)	Square	12/10/2016	8,336	7,513	7,558
509284, 22.47%, 6/7/2018(a)(b)	Square	12/10/2016	1,768	1,593	1,574
509293, 22.65%, 6/7/2018(a)(b)	Square	12/10/2016	731	659	663
509298, 4.52%, 6/7/2018(a)(b)	Square	12/10/2016	2,620	2,500	2,504
509316, 9.11%, 6/7/2018(a)(b)	Square	12/10/2016	1,246	1,170	1,173
509333, 22.57%, 6/7/2018(a)(b)	Square	12/10/2016	12,919	11,644	11,713
509371, 11.19%, 6/7/2018(a)(b)	Square	12/10/2016	2,724	2,543	2,551
509380, 22.41%, 6/7/2018(a)(b)	Square	12/10/2016	4,084	3,681	3,703
509397, 18.19%, 6/7/2018(a)(b)	Square	12/10/2016	21,650	19,767	19,865
509468, 22.94%, 6/7/2018(a)(b)	Square	12/10/2016	1,025	924	930
509470, 15.29%, 6/7/2018(a)(b)	Square	12/10/2016	1,759	1,620	1,627
509477, 15.41%, 6/7/2018(a)(b)	Square	12/10/2016	3,672	3,382	3,397
509509, 12.56%, 6/7/2018(a)(b)	Square	12/10/2016	7,399	6,876	6,900
509571, 15.23%, 6/7/2018(a)(b)	Square	12/10/2016	8,430	7,765	7,798

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	55

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
509585, 18.34%, 6/7/2018(a)(b)	Square	12/10/2016	2,544	2,322	2,321
509595, 22.49%, 6/7/2018(a)(b)	Square	12/10/2016	970	875	880
509598, 22.49%, 6/7/2018(a)(b)	Square	12/10/2016	5,822	5,247	5,279
509619, 22.75%, 6/7/2018(a)(b)	Square	12/10/2016	9,855	8,883	8,936
509659, 18.44%, 6/7/2018(a)(b)	Square	12/10/2016	853	778	782
509662, 22.94%, 6/7/2018(a)(b)	Square	12/10/2016	1,054	950	955
509667, 15.35%, 6/7/2018(a)(b)	Square	12/10/2016	1,438	1,324	1,330
509674, 22.75%, 6/7/2018(a)(b)	Square	12/10/2016	3,686	3,322	3,343
509688, 22.51%, 6/7/2018(a)(b)	Square	12/10/2016	3,800	3,424	3,445
509696, 15.41%, 6/7/2018(a)(b)	Square	12/10/2016	2,873	2,646	2,657
509703, 22.75%, 6/7/2018(a)(b)	Square	12/10/2016	1,559	1,405	1,377
509706, 22.88%, 6/7/2018(a)(b)	Square	12/10/2016	1,117	1,006	1,012
509710, 9.71%, 6/7/2018(a)(b)	Square	12/10/2016	1,504	1,414	1,418
509718, 22.53%, 6/7/2018(a)(b)	Square	12/10/2016	1,153	1,039	1,045
509727, 13.95%, 6/7/2018(a)(b)	Square	12/10/2016	22,033	20,383	20,462
509825, 9.1%, 6/7/2018(a)(b)	Square	12/10/2016	5,621	5,282	5,296
509832, 22.33%, 6/7/2018(a)(b)	Square	12/10/2016	1,984	1,788	1,799
509833, 18.19%, 6/7/2018(a)(b)	Square	12/10/2016	5,916	5,401	5,428
509838, 22.32%, 6/7/2018(a)(b)	Square	12/10/2016	1,606	1,448	1,456
509840, 22.61%, 6/7/2018(a)(b)	Square	12/10/2016	1,656	1,493	1,494
509841, 15.23%, 6/7/2018(a)(b)	Square	12/10/2016	21,503	19,805	19,889
509869, 4.47%, 6/7/2018(a)(b)	Square	12/10/2016	8,606	8,215	8,226
509878, 18.27%, 6/7/2018(a)(b)	Square	12/10/2016	3,769	3,441	3,458
509883, 22.54%, 6/7/2018(a)(b)	Square	12/10/2016	935	842	847
509914, 22.57%, 6/7/2018(a)(b)	Square	12/10/2016	915	825	830
511749, 22.37%, 6/8/2018(a)(b)	Square	12/13/2016	8,155	7,350	6,526
511800, 22.77%, 6/8/2018(a)(b)	Square	12/13/2016	1,173	1,058	1,063
511805, 9.9%, 6/8/2018(a)(b)	Square	12/13/2016	3,662	3,433	3,441
511813, 22.75%, 6/8/2018(a)(b)	Square	12/13/2016	24,902	22,444	22,561
511973, 22.57%, 6/8/2018(a)(b)	Square	12/13/2016	9,623	8,673	8,718
512096, 22.75%, 6/8/2018(a)(b)	Square	12/13/2016	15,497	13,967	14,040
512620, 22.75%, 6/8/2018(a)(b)	Square	12/13/2016	2,993	2,698	2,681
512635, 22.37%, 6/8/2018(a)(b)	Square	12/13/2016	4,194	3,780	3,356
512750, 15.29%, 6/8/2018(a)(b)	Square	12/13/2016	1,591	1,465	1,471
512783, 14.33%, 6/8/2018(a)(b)	Square	12/13/2016	3,640	3,367	3,379
513006, 22.75%, 6/8/2018(a)(b)	Square	12/13/2016	844	761	765
513029, 22.69%, 6/8/2018(a)(b)	Square	12/13/2016	2,211	1,993	2,003

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
513163, 22.42%, 6/9/2018(a)(b)	Square	12/14/2016	1,883	1,697	1,696
513191, 22.44%, 6/9/2018(a)(b)	Square	12/14/2016	2,386	2,151	2,161
513212, 18.05%, 6/9/2018(a)(b)	Square	12/14/2016	3,856	3,521	3,535
513270, 22.47%, 6/9/2018(a)(b)	Square	12/14/2016	2,193	1,976	1,986
513305, 22.43%, 6/9/2018(a)(b)	Square	12/14/2016	2,322	2,093	2,103
513307, 15.41%, 6/9/2018(a)(b)	Square	12/14/2016	3,553	3,273	3,284
513335, 22.51%, 6/9/2018(a)(b)	Square	12/14/2016	3,943	3,554	3,571
513435, 18.34%, 6/9/2018(a)(b)	Square	12/14/2016	7,613	6,951	6,980
513450, 12.51%, 6/9/2018(a)(b)	Square	12/14/2016	5,277	4,903	4,917
513461, 11.36%, 6/9/2018(a)(b)	Square	12/14/2016	1,525	1,424	1,427
513472, 18.36%, 6/9/2018(a)(b)	Square	12/14/2016	10,568	9,649	9,636
513607, 22.79%, 6/9/2018(a)(b)	Square	12/14/2016	1,628	1,467	1,466
513637, 22.4%, 6/9/2018(a)(b)	Square	12/14/2016	6,684	6,024	6,053
514069, 4.54%, 6/9/2018(a)(b)	Square	12/14/2016	4,862	4,641	4,646
514101, 22.47%, 6/9/2018(a)(b)	Square	12/14/2016	23,538	21,214	20,353
514232, 23.04%, 6/9/2018(a)(b)	Square	12/14/2016	2,007	1,809	1,818
514242, 22.56%, 6/9/2018(a)(b)	Square	12/14/2016	13,980	12,600	11,334
514308, 9.13%, 6/9/2018(a)(b)	Square	12/14/2016	6,783	6,374	6,388
514340, 18.19%, 6/9/2018(a)(b)	Square	12/14/2016	3,918	3,578	3,592
514362, 22.46%, 6/9/2018(a)(b)	Square	12/14/2016	8,440	7,607	7,644
514429, 7.22%, 6/10/2018(a)(b)	Square	12/15/2016	41,302	39,069	39,132
514654, 4.48%, 6/10/2018(a)(b)	Square	12/15/2016	3,411	3,256	3,259
514670, 11.14%, 6/11/2018(a)(b)	Square	12/15/2016	3,949	3,686	3,695
514702, 4.54%, 6/11/2018(a)(b)	Square	12/15/2016	5,151	4,917	4,922
514731, 15.41%, 6/11/2018(a)(b)	Square	12/15/2016	2,445	2,252	2,259
514761, 22.65%, 6/11/2018(a)(b)	Square	12/15/2016	2,281	2,056	2,065
514775, 9.18%, 6/11/2018(a)(b)	Square	12/15/2016	4,150	3,899	3,907
514798, 9.13%, 6/11/2018(a)(b)	Square	12/15/2016	5,174	4,861	4,871
514907, 18.33%, 6/12/2018(a)(b)	Square	12/15/2016	2,630	2,401	2,410
514944, 4.47%, 6/12/2018(a)(b)	Square	12/15/2016	1,656	1,581	1,582
514947, 22.65%, 6/12/2018(a)(b)	Square	12/15/2016	10,002	9,015	9,057
515170, 4.47%, 6/12/2018(a)(b)	Square	12/15/2016	5,958	5,688	5,693
515240, 22.56%, 6/12/2018(a)(b)	Square	12/15/2016	6,137	5,531	5,557
515278, 14.01%, 6/12/2018(a)(b)	Square	12/15/2016	1,358	1,256	1,259
515283, 13.9%, 6/12/2018(a)(b)	Square	12/15/2016	78,923	73,012	73,230
515671, 22.5%, 6/12/2018(a)(b)	Square	12/15/2016	5,204	4,690	4,712
515690, 15.29%, 6/12/2018(a)(b)	Square	12/15/2016	1,592	1,467	1,471

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	57

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
515692, 4.48%, 6/12/2018(a)(b)	Square	12/15/2016	2,074	1,980	1,982
515696, 15.41%, 6/12/2018(a)(b)	Square	12/15/2016	2,655	2,445	2,453
515699, 15.41%, 6/12/2018(a)(b)	Square	12/15/2016	861	793	796
515704, 22.56%, 6/12/2018(a)(b)	Square	12/15/2016	4,918	4,432	4,453
515712, 22.44%, 6/12/2018(a)(b)	Square	12/15/2016	2,645	2,384	2,395
515720, 22.47%, 6/12/2018(a)(b)	Square	12/15/2016	1,060	956	960
516091, 12.61%, 6/13/2018(a)(b)	Square	12/16/2016	3,011	2,798	2,805
516120, 12.61%, 6/13/2018(a)(b)	Square	12/16/2016	3,151	2,928	2,935
516156, 4.54%, 6/13/2018(a)(b)	Square	12/16/2016	3,071	2,932	2,934
516208, 22.65%, 6/13/2018(a)(b)	Square	12/16/2016	4,107	3,702	3,718
516219, 18.41%, 6/13/2018(a)(b)	Square	12/16/2016	1,092	997	1,000
516232, 22.59%, 6/13/2018(a)(b)	Square	12/16/2016	1,866	1,682	1,689
516243, 22.59%, 6/13/2018(a)(b)	Square	12/16/2016	5,218	4,702	4,723
516258, 22.65%, 6/13/2018(a)(b)	Square	12/16/2016	4,805	4,330	4,349
516339, 15.23%, 6/13/2018(a)(b)	Square	12/16/2016	1,190	1,096	1,100
516341, 22.46%, 6/13/2018(a)(b)	Square	12/16/2016	12,252	11,043	11,091
516439, 13.9%, 6/13/2018(a)(b)	Square	12/16/2016	1,641	1,518	1,523
516448, 22.69%, 6/13/2018(a)(b)	Square	12/16/2016	1,261	1,136	1,141
516497, 22.38%, 6/13/2018(a)(b)	Square	12/16/2016	15,970	14,393	14,455
516828, 22.65%, 6/13/2018(a)(b)	Square	12/16/2016	19,473	17,551	17,628
516990, 18.05%, 6/13/2018(a)(b)	Square	12/16/2016	2,509	2,291	2,299
517006, 11.15%, 6/13/2018(a)(b)	Square	12/16/2016	2,202	2,055	2,060
517018, 22.56%, 6/13/2018(a)(b)	Square	12/16/2016	3,219	2,901	2,914
517198, 22.71%, 6/13/2018(a)(b)	Square	12/16/2016	1,894	1,708	1,715
517213, 13.9%, 6/13/2018(a)(b)	Square	12/16/2016	2,329	2,155	2,161
517296, 9.06%, 6/13/2018(a)(b)	Square	12/16/2016	2,405	2,260	2,264
517360, 9.22%, 6/13/2018(a)(b)	Square	12/16/2016	24,754	23,259	23,303
517491, 9.26%, 6/14/2018(a)(b)	Square	12/17/2016	23,969	22,521	22,562
517724, 22.4%, 6/14/2018(a)(b)	Square	12/17/2016	7,060	6,363	6,389
517851, 22.59%, 6/14/2018(a)(b)	Square	12/17/2016	1,311	1,182	1,187
517861, 22.37%, 6/14/2018(a)(b)	Square	12/17/2016	2,184	1,968	1,976
517915, 22.75%, 6/14/2018(a)(b)	Square	12/17/2016	13,234	11,928	11,977
518133, 4.54%, 6/14/2018(a)(b)	Square	12/17/2016	6,371	6,081	6,087
518250, 11.11%, 6/14/2018(a)(b)	Square	12/17/2016	8,263	7,712	7,729
518333, 22.46%, 6/14/2018(a)(b)	Square	12/17/2016	1,809	1,630	1,637
518334, 15.23%, 6/14/2018(a)(b)	Square	12/17/2016	4,727	4,354	4,366
518407, 22.34%, 6/14/2018(a)(b)	Square	12/17/2016	2,274	2,050	2,021

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
518469, 18.12%, 6/14/2018(a)(b)	Square	12/17/2016	5,756	5,255	5,273
518934, 15.48%, 6/15/2018(a)(b)	Square	12/20/2016	5,664	5,217	5,229
518996, 18.12%, 6/15/2018(a)(b)	Square	12/20/2016	1,571	1,434	1,438
519018, 22.62%, 6/15/2018(a)(b)	Square	12/20/2016	2,601	2,344	2,352
519023, 22.45%, 6/15/2018(a)(b)	Square	12/20/2016	1,924	1,734	1,739
519027, 15.23%, 6/15/2018(a)(b)	Square	12/20/2016	7,832	7,213	7,230
519060, 22.47%, 6/15/2018(a)(b)	Square	12/20/2016	1,522	1,372	1,376
519080, 12.46%, 6/15/2018(a)(b)	Square	12/20/2016	4,465	4,149	4,157
519091, 22.62%, 6/15/2018(a)(b)	Square	12/20/2016	2,835	2,555	2,563
519170, 18.05%, 6/15/2018(a)(b)	Square	12/20/2016	4,120	3,761	3,771
519219, 4.55%, 6/15/2018(a)(b)	Square	12/20/2016	2,523	2,409	2,410
519231, 15.35%, 6/15/2018(a)(b)	Square	12/20/2016	11,170	10,288	10,312
519399, 17.99%, 6/15/2018(a)(b)	Square	12/20/2016	7,785	7,107	7,126
519490, 22.4%, 6/15/2018(a)(b)	Square	12/20/2016	2,644	2,383	2,364
519507, 22.56%, 6/15/2018(a)(b)	Square	12/20/2016	3,606	3,250	3,261
519709, 22.4%, 6/15/2018(a)(b)	Square	12/20/2016	2,590	2,334	2,342
519781, 22.47%, 6/15/2018(a)(b)	Square	12/20/2016	1,503	1,355	1,359
519796, 22.56%, 6/15/2018(a)(b)	Square	12/20/2016	2,090	1,884	1,890
519808, 22.37%, 6/15/2018(a)(b)	Square	12/20/2016	5,197	4,684	4,699
519850, 22.72%, 6/15/2018(a)(b)	Square	12/20/2016	1,028	926	930
519863, 22.75%, 6/15/2018(a)(b)	Square	12/20/2016	2,346	2,114	2,121
519906, 22.56%, 6/15/2018(a)(b)	Square	12/20/2016	3,961	3,570	3,420
519913, 22.75%, 6/15/2018(a)(b)	Square	12/20/2016	4,860	4,380	4,395
519977, 22.56%, 6/15/2018(a)(b)	Square	12/20/2016	5,006	4,512	4,475
520036, 22.56%, 6/15/2018(a)(b)	Square	12/20/2016	2,296	2,069	2,076
520040, 22.6%, 6/15/2018(a)(b)	Square	12/20/2016	1,507	1,358	1,362
520046, 22.73%, 6/15/2018(a)(b)	Square	12/20/2016	1,067	961	964
520049, 22.81%, 6/15/2018(a)(b)	Square	12/20/2016	1,233	1,111	1,114
520068, 22.59%, 6/15/2018(a)(b)	Square	12/20/2016	4,454	4,014	4,027
520121, 22.4%, 6/15/2018(a)(b)	Square	12/20/2016	5,797	5,224	5,241
520258, 7.08%, 6/16/2018(a)(b)	Square	12/21/2016	14,958	14,150	14,164
520411, 22.41%, 6/16/2018(a)(b)	Square	12/21/2016	4,777	4,305	4,168
520496, 12.46%, 6/16/2018(a)(b)	Square	12/21/2016	9,029	8,389	8,404
520643, 22.68%, 6/16/2018(a)(b)	Square	12/21/2016	1,113	1,004	995
520647, 22.37%, 6/16/2018(a)(b)	Square	12/21/2016	3,262	2,940	2,847
520694, 15.23%, 6/16/2018(a)(b)	Square	12/21/2016	2,021	1,862	1,866
520698, 22.75%, 6/16/2018(a)(b)	Square	12/21/2016	15,685	14,137	14,180

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	59

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
520819, 22.69%, 6/16/2018(a)(b)	Square	12/21/2016	2,404	2,167	2,173
520827, 15.48%, 6/16/2018(a)(b)	Square	12/21/2016	8,066	7,429	7,445
520883, 18.24%, 6/16/2018(a)(b)	Square	12/21/2016	1,389	1,267	1,271
520928, 22.69%, 6/16/2018(a)(b)	Square	12/21/2016	2,021	1,821	1,817
520948, 12.51%, 6/16/2018(a)(b)	Square	12/21/2016	16,355	15,197	15,223
521408, 22.37%, 6/16/2018(a)(b)	Square	12/21/2016	8,014	7,223	7,244
521501, 22.78%, 6/17/2018(a)(b)	Square	12/22/2016	4,651	4,192	4,203
521507, 22.53%, 6/16/2018(a)(b)	Square	12/22/2016	2,798	2,522	2,514
521510, 22.73%, 6/17/2018(a)(b)	Square	12/22/2016	6,443	5,807	5,823
521528, 13.95%, 6/17/2018(a)(b)	Square	12/22/2016	4,325	4,001	4,008
521549, 12.61%, 6/17/2018(a)(b)	Square	12/22/2016	2,977	2,766	2,770
521568, 22.32%, 6/17/2018(a)(b)	Square	12/22/2016	1,594	1,437	1,441
521577, 18.05%, 6/17/2018(a)(b)	Square	12/22/2016	4,473	4,084	4,093
521618, 18.12%, 6/17/2018(a)(b)	Square	12/22/2016	4,007	3,659	3,667
521642, 4.55%, 6/17/2018(a)(b)	Square	12/22/2016	3,036	2,898	2,900
521664, 22.56%, 6/17/2018(a)(b)	Square	12/22/2016	5,318	4,793	4,806
521684, 4.48%, 6/18/2018(a)(b)	Square	12/22/2016	3,834	3,660	3,662
521712, 22.56%, 6/18/2018(a)(b)	Square	12/22/2016	1,864	1,680	1,641
521735, 22.61%, 6/18/2018(a)(b)	Square	12/22/2016	2,029	1,829	1,834
521744, 18.05%, 6/18/2018(a)(b)	Square	12/22/2016	6,292	5,745	5,608
521764, 22.47%, 6/18/2018(a)(b)	Square	12/22/2016	8,789	7,921	7,943
521804, 13.9%, 6/18/2018(a)(b)	Square	12/22/2016	1,496	1,384	1,386
521806, 13.88%, 6/18/2018(a)(b)	Square	12/22/2016	1,006	931	932
521809, 9.9%, 6/18/2018(a)(b)	Square	12/22/2016	5,740	5,381	5,388
521835, 22.61%, 6/18/2018(a)(b)	Square	12/22/2016	2,848	2,567	2,574
521856, 22.8%, 6/18/2018(a)(b)	Square	12/22/2016	1,442	1,299	1,303
521883, 22.85%, 6/19/2018(a)(b)	Square	12/22/2016	1,748	1,575	1,538
521936, 22.65%, 6/19/2018(a)(b)	Square	12/22/2016	2,736	2,466	2,473
522008, 22.51%, 6/19/2018(a)(b)	Square	12/22/2016	1,260	1,135	1,132
522056, 22.44%, 6/19/2018(a)(b)	Square	12/22/2016	1,257	1,133	1,136
522062, 22.55%, 6/19/2018(a)(b)	Square	12/22/2016	7,864	7,088	7,107
522081, 15.29%, 6/19/2018(a)(b)	Square	12/22/2016	6,567	6,049	6,060
522271, 18.21%, 6/19/2018(a)(b)	Square	12/22/2016	1,878	1,714	1,718
522312, 22.72%, 6/19/2018(a)(b)	Square	12/22/2016	2,527	2,277	2,283
522325, 15.23%, 6/19/2018(a)(b)	Square	12/22/2016	2,565	2,363	2,367
522331, 22.48%, 6/19/2018(a)(b)	Square	12/22/2016	12,740	11,482	11,513
522440, 22.48%, 6/19/2018(a)(b)	Square	12/22/2016	12,598	11,354	11,385

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
522546, 22.57%, 6/19/2018(a)(b)	Square	12/22/2016	16,455	14,831	14,871
522653, 22.47%, 6/19/2018(a)(b)	Square	12/22/2016	3,287	2,963	2,971
522830, 22.84%, 6/19/2018(a)(b)	Square	12/22/2016	2,002	1,805	1,810
522874, 22.3%, 6/19/2018(a)(b)	Square	12/22/2016	1,223	1,103	1,077
522878, 22.47%, 6/19/2018(a)(b)	Square	12/22/2016	1,331	1,200	1,203
522891, 18.34%, 6/19/2018(a)(b)	Square	12/22/2016	12,969	11,841	11,805
522988, 22.85%, 6/20/2018(a)(b)	Square	12/23/2016	1,748	1,575	1,550
522994, 4.52%, 6/20/2018(a)(b)	Square	12/23/2016	2,395	2,286	2,287
523027, 15.35%, 6/20/2018(a)(b)	Square	12/23/2016	6,697	6,169	6,179
523051, 22.41%, 6/20/2018(a)(b)	Square	12/23/2016	4,991	4,497	4,508
523153, 22.51%, 6/20/2018(a)(b)	Square	12/23/2016	1,731	1,560	1,564
523163, 22.68%, 6/20/2018(a)(b)	Square	12/23/2016	6,186	5,575	5,589
523180, 11.2%, 6/20/2018(a)(b)	Square	12/23/2016	2,704	2,524	2,527
523182, 15.35%, 6/20/2018(a)(b)	Square	12/23/2016	865	797	798
523193, 22.41%, 6/20/2018(a)(b)	Square	12/23/2016	1,689	1,523	1,499
523198, 14.06%, 6/20/2018(a)(b)	Square	12/23/2016	3,281	3,035	3,040
523210, 22.61%, 6/20/2018(a)(b)	Square	12/23/2016	1,429	1,288	1,291
523213, 22.61%, 6/20/2018(a)(b)	Square	12/23/2016	1,994	1,797	1,802
523230, 13.97%, 6/20/2018(a)(b)	Square	12/23/2016	2,379	2,201	2,205
523233, 22.47%, 6/20/2018(a)(b)	Square	12/23/2016	10,956	9,874	9,898
523261, 15.41%, 6/20/2018(a)(b)	Square	12/23/2016	4,032	3,714	3,720
523264, 22.47%, 6/20/2018(a)(b)	Square	12/23/2016	2,482	2,237	2,243
523273, 14.06%, 6/20/2018(a)(b)	Square	12/23/2016	11,344	10,494	10,511
523292, 22.37%, 6/20/2018(a)(b)	Square	12/23/2016	4,867	4,387	4,397
523300, 22.56%, 6/20/2018(a)(b)	Square	12/23/2016	5,657	5,098	5,111
523318, 18.27%, 6/20/2018(a)(b)	Square	12/23/2016	3,691	3,370	3,377
523327, 22.45%, 6/20/2018(a)(b)	Square	12/23/2016	1,093	985	987
523328, 22.41%, 6/20/2018(a)(b)	Square	12/23/2016	4,675	4,213	4,223
523341, 9.94%, 6/20/2018(a)(b)	Square	12/23/2016	13,104	12,285	12,299
523408, 22.4%, 6/20/2018(a)(b)	Square	12/23/2016	7,521	6,778	6,795
523483, 22.56%, 6/20/2018(a)(b)	Square	12/23/2016	842	759	760
523501, 14%, 6/20/2018(a)(b)	Square	12/23/2016	12,909	11,942	11,961
523802, 18.12%, 6/20/2018(a)(b)	Square	12/23/2016	4,140	3,780	3,719
523815, 9.14%, 6/20/2018(a)(b)	Square	12/23/2016	2,311	2,171	2,173
523853, 22.45%, 6/20/2018(a)(b)	Square	12/23/2016	7,093	6,393	6,408
523861, 22.65%, 6/20/2018(a)(b)	Square	12/23/2016	1,778	1,602	1,606
523865, 22.52%, 6/20/2018(a)(b)	Square	12/23/2016	1,489	1,342	1,345

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	61

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
523866, 22.69%, 6/20/2018(a)(b)	Square	12/23/2016	1,419	1,279	1,282
523868, 22.41%, 6/20/2018(a)(b)	Square	12/23/2016	1,456	1,313	1,292
523877, 12.51%, 6/20/2018(a)(b)	Square	12/23/2016	35,018	32,538	32,585
523993, 22.64%, 6/20/2018(a)(b)	Square	12/23/2016	1,982	1,786	1,791
523999, 18.27%, 6/20/2018(a)(b)	Square	12/23/2016	2,125	1,941	1,945
524016, 4.54%, 6/20/2018(a)(b)	Square	12/23/2016	8,028	7,663	7,667
524063, 22.68%, 6/20/2018(a)(b)	Square	12/23/2016	6,849	6,173	6,188
524098, 4.48%, 6/20/2018(a)(b)	Square	12/23/2016	3,009	2,873	2,874
524116, 22.73%, 6/20/2018(a)(b)	Square	12/23/2016	998	899	902
524117, 22.47%, 6/20/2018(a)(b)	Square	12/23/2016	971	875	877
524126, 12.61%, 6/20/2018(a)(b)	Square	12/23/2016	30,663	28,492	28,533
524300, 22.75%, 6/20/2018(a)(b)	Square	12/23/2016	1,159	1,044	1,047
524303, 22.54%, 6/20/2018(a)(b)	Square	12/23/2016	2,214	1,995	1,964
524362, 4.54%, 6/20/2018(a)(b)	Square	12/23/2016	1,964	1,875	1,876
524368, 18.27%, 6/20/2018(a)(b)	Square	12/23/2016	6,607	6,032	6,045
524506, 7.18%, 6/21/2018(a)(b)	Square	12/24/2016	9,713	9,188	9,091
524574, 15.29%, 6/21/2018(a)(b)	Square	12/24/2016	16,534	15,229	15,252
524726, 22.34%, 6/21/2018(a)(b)	Square	12/24/2016	2,759	2,487	2,492
524734, 23.04%, 6/21/2018(a)(b)	Square	12/24/2016	562	506	507
524743, 15.48%, 6/21/2018(a)(b)	Square	12/24/2016	1,074	990	991
524750, 22.43%, 6/21/2018(a)(b)	Square	12/24/2016	2,869	2,585	2,591
524756, 22.65%, 6/21/2018(a)(b)	Square	12/24/2016	1,504	1,356	1,359
524761, 11.13%, 6/21/2018(a)(b)	Square	12/24/2016	4,573	4,267	4,272
524781, 12.66%, 6/21/2018(a)(b)	Square	12/24/2016	21,056	19,565	19,590
524942, 18.97%, 6/21/2018(a)(b)	Square	12/24/2016	4,475	4,086	4,093
524998, 22.66%, 6/21/2018(a)(b)	Square	12/24/2016	14,117	12,723	12,751
525101, 15.23%, 6/21/2018(a)(b)	Square	12/24/2016	3,207	2,954	2,958
525214, 22.75%, 6/21/2018(a)(b)	Square	12/24/2016	875	789	791
525217, 9.98%, 6/21/2018(a)(b)	Square	12/24/2016	1,666	1,562	1,564
525233, 22.78%, 6/21/2018(a)(b)	Square	12/24/2016	4,416	3,980	3,989
525259, 22.86%, 6/21/2018(a)(b)	Square	12/24/2016	1,496	1,348	1,351
525264, 13.91%, 6/21/2018(a)(b)	Square	12/24/2016	9,273	8,578	8,590
526197, 7.17%, 6/22/2018(a)(b)	Square	12/28/2016	815	771	771
526226, 22.84%, 6/22/2018(a)(b)	Square	12/28/2016	5,199	4,685	4,690
526238, 22.43%, 6/22/2018(a)(b)	Square	12/28/2016	2,913	2,625	2,628
526243, 22.65%, 6/22/2018(a)(b)	Square	12/28/2016	1,146	1,033	1,034
526245, 22.41%, 6/22/2018(a)(b)	Square	12/28/2016	4,711	4,245	4,250

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
526262, 22.38%, 6/22/2018(a)(b)	Square	12/28/2016	27,378	24,675	24,702
526476, 22.52%, 6/22/2018(a)(b)	Square	12/28/2016	3,314	2,987	2,990
526514, 22.75%, 6/22/2018(a)(b)	Square	12/28/2016	2,330	2,100	2,102
526528, 4.5%, 6/22/2018(a)(b)	Square	12/28/2016	1,463	1,396	1,397
526536, 4.5%, 6/22/2018(a)(b)	Square	12/28/2016	1,817	1,734	1,735
526539, 11.28%, 6/22/2018(a)(b)	Square	12/28/2016	5,362	5,004	5,007
526584, 22.52%, 6/22/2018(a)(b)	Square	12/28/2016	2,123	1,913	1,915
526591, 13.95%, 6/22/2018(a)(b)	Square	12/28/2016	641	593	594
526594, 13.84%, 6/22/2018(a)(b)	Square	12/28/2016	21,399	19,796	19,810
526897, 4.52%, 6/22/2018(a)(b)	Square	12/28/2016	6,814	6,504	6,506
526928, 22.71%, 6/22/2018(a)(b)	Square	12/28/2016	2,836	2,555	2,558
526939, 15.41%, 6/22/2018(a)(b)	Square	12/28/2016	3,585	3,302	3,305
526952, 4.54%, 6/22/2018(a)(b)	Square	12/28/2016	3,190	3,045	3,046
526987, 22.57%, 6/22/2018(a)(b)	Square	12/28/2016	966	871	872
526988, 22.34%, 6/22/2018(a)(b)	Square	12/28/2016	2,822	2,543	2,546
527003, 22.37%, 6/22/2018(a)(b)	Square	12/28/2016	19,380	17,467	17,486
527117, 15.35%, 6/22/2018(a)(b)	Square	12/28/2016	19,627	18,077	18,091
527256, 22.42%, 6/22/2018(a)(b)	Square	12/28/2016	1,806	1,628	1,629
527274, 22.56%, 6/22/2018(a)(b)	Square	12/28/2016	3,866	3,484	3,488
527286, 15.35%, 6/22/2018(a)(b)	Square	12/28/2016	2,429	2,237	2,239
527289, 7.1%, 6/22/2018(a)(b)	Square	12/28/2016	8,463	8,005	8,008
527354, 15.35%, 6/22/2018(a)(b)	Square	12/28/2016	986	908	909
527361, 4.47%, 6/22/2018(a)(b)	Square	12/28/2016	1,702	1,625	1,625
527377, 22.47%, 6/22/2018(a)(b)	Square	12/28/2016	2,282	2,057	2,059
527380, 22.75%, 6/22/2018(a)(b)	Square	12/28/2016	1,398	1,260	1,261
527429, 22.48%, 6/23/2018(a)(b)	Square	12/29/2016	6,562	5,914	5,919
527503, 4.52%, 6/23/2018(a)(b)	Square	12/29/2016	39,196	37,415	37,421
527628, 9.15%, 6/23/2018(a)(b)	Square	12/29/2016	60,182	56,547	56,567
528321, 22.56%, 6/23/2018(a)(b)	Square	12/29/2016	10,485	9,450	9,458
528518, 22.7%, 6/26/2018(a)(b)	Square	12/30/2016	3,596	3,241	3,242
528523, 18.12%, 6/26/2018(a)(b)	Square	12/30/2016	572	522	523
528525, 22.54%, 6/24/2018(a)(b)	Square	12/30/2016	2,214	1,995	1,996
528533, 15.23%, 6/24/2018(a)(b)	Square	12/30/2016	7,280	6,706	6,708
528566, 22.75%, 6/24/2018(a)(b)	Square	12/30/2016	11,342	10,222	10,227
528591, 22.37%, 6/24/2018(a)(b)	Square	12/30/2016	1,864	1,680	1,681
528599, 22.42%, 6/24/2018(a)(b)	Square	12/30/2016	4,048	3,648	3,650
528623, 22.65%, 6/26/2018(a)(b)	Square	12/30/2016	5,020	4,525	4,527

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	63

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
528634, 7.08%, 6/26/2018(a)(b)	Square	12/30/2016	3,535	3,344	3,345
528645, 13.97%, 6/24/2018(a)(b)	Square	12/30/2016	1,249	1,155	1,155
528647, 22.47%, 6/26/2018(a)(b)	Square	12/30/2016	4,152	3,742	3,744
528678, 22.75%, 6/26/2018(a)(b)	Square	12/30/2016	5,733	5,167	5,170
528699, 24.15%, 6/26/2018(a)(b)	Square	12/30/2016	583	525	525
528702, 13.91%, 6/24/2018(a)(b)	Square	12/30/2016	12,931	11,962	11,966
528744, 22.72%, 6/25/2018(a)(b)	Square	12/30/2016	2,799	2,523	2,525
528760, 22.62%, 6/25/2018(a)(b)	Square	12/30/2016	2,846	2,565	2,567
528768, 22.56%, 6/26/2018(a)(b)	Square	12/30/2016	8,037	7,244	7,248
528817, 22.54%, 6/25/2018(a)(b)	Square	12/30/2016	2,447	2,205	2,206
528843, 15.41%, 6/25/2018(a)(b)	Square	12/30/2016	4,332	3,990	3,992
528871, 15.23%, 6/25/2018(a)(b)	Square	12/30/2016	1,077	992	992
528875, 22.48%, 6/26/2018(a)(b)	Square	12/30/2016	11,647	10,496	10,502
528896, 22.61%, 6/26/2018(a)(b)	Square	12/30/2016	1,562	1,408	1,409
528898, 22.37%, 6/26/2018(a)(b)	Square	12/30/2016	12,815	11,550	11,556
528928, 22.56%, 6/26/2018(a)(b)	Square	12/30/2016	3,961	3,570	3,572
528986, 18.12%, 6/26/2018(a)(b)	Square	12/30/2016	7,891	7,205	7,208
529007, 18.21%, 6/26/2018(a)(b)	Square	12/30/2016	8,277	7,557	7,560
529036, 22.76%, 6/26/2018(a)(b)	Square	12/30/2016	7,864	7,088	7,091
529089, 22.43%, 6/26/2018(a)(b)	Square	12/30/2016	2,621	2,363	2,364
529094, 18.05%, 6/26/2018(a)(b)	Square	12/30/2016	1,035	945	945
529110, 12.71%, 6/26/2018(a)(b)	Square	12/30/2016	1,054	979	979
529121, 22.39%, 6/26/2018(a)(b)	Square	12/30/2016	11,990	10,806	10,812
529153, 22.42%, 6/26/2018(a)(b)	Square	12/30/2016	3,548	3,197	3,199
529155, 22.75%, 6/26/2018(a)(b)	Square	12/30/2016	3,495	3,150	3,152
529180, 15.29%, 6/26/2018(a)(b)	Square	12/30/2016	7,023	6,468	6,471
529899, 18.59%, 6/27/2018(a)(b)	Square	12/30/2016	960	876	876
529905, 4.48%, 6/27/2018(a)(b)	Square	12/30/2016	5,060	4,830	4,831
530033, 22.45%, 6/27/2018(a)(b)	Square	12/30/2016	1,107	998	998
530034, 13.98%, 6/27/2018(a)(b)	Square	12/30/2016	6,171	5,708	5,710
530126, 15.41%, 6/27/2018(a)(b)	Square	12/30/2016	5,586	5,145	5,147
530137, 22.67%, 6/27/2018(a)(b)	Square	12/30/2016	8,738	7,875	7,879
530243, 22.41%, 6/27/2018(a)(b)	Square	12/30/2016	4,598	4,144	4,146
0c86b211-cd0c-4f5b-9fe1-
4332c63c4abe, 6.33%,
12/23/2018(a)	FundingCircle	12/27/2016	250,000	250,000	249,670

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
0e8f4e54-b8db-49ce-b6ac-
4418f9754ef5, 8.26%,
12/14/2021(a)	FundingCircle	12/16/2016	300,000	300,000	299,407
10624d57-a0c4-4a4e-8855-
78817f62a1ca, 8.97%,
12/12/2019(a)	FundingCircle	12/14/2016	25,000	25,000	24,871
14c7bc2f-29de-4db0-bb96-
9fafc0bdf359, 8.7%,
12/20/2021(a)	FundingCircle	12/22/2016	75,000	75,000	74,845
1588cc1a-c0e7-41c7-a633-
341c525cbea4, 10.95%,
12/20/2021(a)	FundingCircle	12/22/2016	170,000	170,000	169,509
1b03de7f-931e-42c7-8c7c-
89d0e2e9bc6e, 6.33%,
12/15/2018(a)	FundingCircle	12/19/2016	75,000	75,000	74,788
24e1992b-4584-49e5-b5b8-
9803da910034, 7.77%,
12/12/2017(a)	FundingCircle	12/14/2016	100,000	100,000	99,598
261c4c33-7eba-4a27-a4e5-
e77106ac5c44, 8.7%,
12/16/2021(a)	FundingCircle	12/19/2016	76,000	76,000	75,781
280cbe47-5690-4d7f-ae0b-
e41478843f15, 6.77%,
12/20/2019(a)	FundingCircle	12/22/2016	100,000	100,000	99,877
3f8f7705-b08f-4b8f-bdff-
f30eab7935c0, 6.77%,
12/16/2019(a)	FundingCircle	12/19/2016	50,000	50,000	49,914
4161e91a-16ae-427e-a200-
7eb05803d520, 7.7%,
12/13/2020(a)	FundingCircle	12/15/2016	45,000	45,000	44,843
4f8216cd-fbdd-4a83-a3d2-
8506e0b33edc, 6.09%,
12/13/2019(a)	FundingCircle	12/15/2016	56,000	56,000	55,923
6d003d7b-e8c4-44a0-83d5-
7f74aaa329e9, 8.26%,
12/14/2021(a)	FundingCircle	12/16/2016	50,000	50,000	49,901
6f2a7fa7-9b7e-4946-a683-
9f28ede21285, 10.95%,
12/22/2021(a)	FundingCircle	12/27/2016	80,000	80,000	79,815
74738cb0-6a8c-469c-b820-
15bc6e60d5e0, 7.7%,
12/14/2020(a)	FundingCircle	12/16/2016	35,000	35,000	34,885

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	65

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Market Value
83c884cd-af5d-4fe0-ab5a-
0506ddbc2159, 8.7%,
12/19/2021(a)	FundingCircle	12/21/2016	250,000	250,000	249,433
997f0a91-50f3-4e9c-9063-
a384f0858ec7, 8.97%,
12/15/2019(a)	FundingCircle	12/19/2016	100,000	100,000	99,569
a0225378-eefe-4c66-887d-
c860ec5590ba, 6.77%,
12/23/2019(a)	FundingCircle	12/27/2016	25,000	25,000	24,978
a50c4825-8a89-456b-b66e-
ca664e2d9ea5, 8.26%,
12/23/2021(a)	FundingCircle	12/27/2016	50,000	50,000	49,957
b2ee02e9-1b81-4c1a-8505-
3d723fb507e7, 3.44%,
12/22/2017(a)	FundingCircle	12/27/2016	50,000	50,000	49,977
b983ae47-9f00-453c-86fe-
fd5ae33dcda2, 6.89%,
12/22/2020(a)	FundingCircle	12/27/2016	25,000	25,000	24,984
c0f56bdc-5836-4177-80bd-
54724a5e1ffc, 10.95%,
12/21/2021(a)	FundingCircle	12/23/2016	75,000	75,000	74,805
d6bbac89-d83c-42a9-a0c0-
b496ef714bb5, 6.77%,
12/22/2019(a)	FundingCircle	12/27/2016	195,000	195,000	194,807
e5c7bd74-3836-4453-ac66-
e3372264d262, 5.51%,
12/22/2018(a)	FundingCircle	12/27/2016	25,000	25,000	24,986
ebf7f52a-4ff0-49da-9bb0-
cfe93f4a85d6, 5.51%,
12/21/2018(a)	FundingCircle	12/23/2016	25,000	25,000	24,984
efaf0d00-2da2-4de7-8aa9-
ba381dda0a72, 10.95%,
12/23/2021(a)	FundingCircle	12/27/2016	125,000	125,000	124,747
f59087de-e6f8-4516-8dac-
a7b0026275fd, 6.77%,
12/21/2019(a)	FundingCircle	12/23/2016	180,000	180,000	179,800
f75477b1-9d52-40aa-a75f-
9e60234d8de3, 7.58%,
12/16/2021(a)	FundingCircle	12/19/2016	200,000	200,000	199,773
fa1c655b-793c-4746-b2cc-
6957187697d9, 6.09%,
12/14/2019(a)	FundingCircle	12/16/2016	75,000	75,000	74,903

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Schedule of Investments
December 31, 2016 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
fe10f7cb-21c0-4296-9c8d-
cbd4654d9f86, 10.95%,
12/12/2021(a)	FundingCircle	12/14/2016	104,000	104,000	103,461
Total Small Business Loans				9,393,808	9,389,462

TOTAL WHOLE LOANS				22,297,960	22,231,645

TOTAL INVESTMENTS - 76.19%				22,297,960	22,231,645
OTHER ASSETS IN EXCESS OF LIABILITIES - 23.81%					6,946,107
TOTAL NET ASSETS - 100.00%					$29,177,752

(a)	Security may be deemed illiquid. The aggregate value of these securities is $22,231,645, which represents 76.19% of net assets.
(b)	Rate of return to the Fund is implied based on an 18-month final maturity. The actual maturity will be less due to expected prepayments.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	67

RiverNorth Marketplace Lending Corporation
Statement of Assets and Liabilities	December 31, 2016 (Unaudited)

ASSETS:
Investment in securities:
At cost	$22,297,960
At value	$22,231,645

Cash	6,454,639
Receivable for fund shares sold	883,946
Deferred offering costs	580,806
Interest and other income receivable	156,322
Receivable for principal repayments	89,721
Total Assets	30,397,079

LIABILITIES:
Payable for fund investments purchased	189,085
Distribution payable	398,532
Payable to Investment adviser	361,763
Payable for administration and fund accounting fees	21,421
Payable for audit fees	105,357
Payable for legal fees	10,959
Payable for custodian fees	12,759
Accrued loan service fees	49,800
Other accrued expenses	69,651
Total Liabilities	1,219,327
Net Assets	$29,177,752

NET ASSETS CONSIST OF:
Paid-in capital	29,262,285
Distributions in excess of net investment income	(18,218)
Net unrealized depreciation on investments	(66,315)
Net Assets	$29,177,752

PRICING OF SHARES:
Shares of beneficial interest outstanding (40,000,000 shares
authorized, $0.0001 par value)	1,158,045
Net Asset Value Per Share	$25.20

See Notes to Financial Statements.

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RiverNorth Marketplace Lending Corporation
Statement of Operations

For the period from
September 22, 2016(1)
through
December 31, 2016
(Unaudited)
INVESTMENT INCOME:
Interest income	$449,938
Other income	56,172
Total Investment Income	506,110

EXPENSES:
Offering costs	219,172
Audit expenses	105,357
Valuation expenses	58,100
Loan service fees	54,767
Investment adviser fee	53,809
Trustee expenses	24,863
Accounting and administration fee	21,421
Transfer agency expenses	12,781
Custodian expenses	12,760
Legal expenses	10,959
Printing expenses	10,714
Other expenses	33,117
Total expenses before Investment adviser waiver	617,820
Expenses waived or reimbursed by Investment adviser (see Note 4)	(492,024)
Net Expenses	125,796
Net Investment Income	380,314

UNREALIZED GAIN/(LOSS):
Net change in unrealized depreciation on investments	(66,315)
Net Increase in Net Assets Resulting from Operations	$313,999

(1)	Commencement of operations.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	69

RiverNorth Marketplace Lending Corporation
Statements of Changes in Net Assets

Period from
September 22, 2016(1)
through
December 31, 2016
(Unaudited)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$380,314
Net change in unrealized depreciation on investments	(66,315)
Net increase in net assets resulting from operations	313,999

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(398,532)
Net decrease in net assets from distributions to shareholders	(398,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from issuance of common shares	29,162,285
Net increase in net assets from capital stock transactions	29,162,285
Net Increase in Net Assets	29,077,752

NET ASSETS:
Beginning of period	100,000
End of period (including distributions in excess of
net investment income of $18,218)	$29,177,752

(1)	Commencement of operations.

See Notes to Financial Statements.

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RiverNorth Marketplace Lending Corporation
Statement of Cash Flows

For the Period from
September 22, 2016(1)
through
December 31, 2016
(Unaudited)
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$313,999
Adjustments to reconcile the change in net assets from operations to net cash used in operating activities:
Purchases of long term investments	(24,677,286)
Proceeds from principal paydowns	2,379,326
Amortization of deferred offering costs	219,172
Net change in unrealized depreciation on investments	66,315
Increase in:
Interest and other income receivable	(156,322)
Receivable for principal paydowns	(89,721)
Increase (decrease) in:
Payable for Fund investments purchased	189,085
Payable to investment adviser	(438,215)
Accrued loan service fees	49,800
Other accrued expenses	69,651
Administration, fund accounting and custodian fees payable	34,180
Professional fees payable	116,316
Net cash used in operating activities	(21,923,700)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Issuance of common stock	28,278,339
Net cash provided by financing activities	28,278,339

NET CHANGE IN CASH:	6,354,639
Cash at beginning of period	100,000
Cash at end of period	$6,454,639

(1)	Commencement of operations.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	71

RiverNorth Marketplace Lending Corporation
Financial Highlights

Period from
September 22, 2016(a)
through
December 31, 2016
(Unaudited)
Net asset value - beginning of period	$25.00
Income from investment operations:
Net investment income	0.34
Net unrealized gain on investments(b)	0.21
Total income from investment operations	0.55

Less distributions:
From net investment income	(0.35)
Total distributions	(0.35)
Net increase in net asset value	0.20
Net asset value - end of period	$25.20

Total Return(c)	2.22%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,178
Ratio of expenses to average net assets excluding fee
waivers and reimbursements(d)	14.21%
Ratio of expenses to average net assets including fee
waivers and reimbursements(d)	2.89%
Ratio of net investment income to average net assets
excluding fee waivers and reimbursements(d)	(2.57)%
Ratio of net investment income to average net assets
including fee waivers and reimbursements(d)	8.75%
Portfolio turnover rate(e)	20.52%

(a)	Commencement of operations.
(b)	Due to timing of sales of capital shares, the net unrealized gain per share does not correlate with the Fund's net unrealized gain for the period.
(c)	Not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

1. ORGANIZATION

RiverNorth Marketplace Lending Corporation (the “Fund”) was organized as a Maryland corporation on June 9, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).

Prior to the Funds commencement of operations on September 22, 2016, the only activity of the Fund was the sale and issuance of 4,000 shares for $100,000 to the Adviser. The proceeds in the Fund were held in cash.

The investment objective of the Fund is to seek a high level of current income. The Fund will seek to achieve its investment objective by investing, directly or indirectly, at least 80% of its Managed Assets (the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding)) in marketplace lending investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Use of Estimates: The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote

Principal Investment Risks: All investment companies carry a certain amount of risk. For more information on the related risks of investing in the Fund please refer to the prospectus.

Federal Income Taxes: The Fund intends to elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and the excess of net short-term capital gain over net long-term capital loss) and its “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss). The Fund intends to distribute at least annually substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Semi-Annual Report | December 31, 2016	73

RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

Marketplace Lending: Marketplace lending, which is sometimes referred to as peer-to-peer lending, online lending or alternative lending, is a method of financing in which a marketplace lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of marketplace lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers must disclose or otherwise make available to the platform operator certain financial and other information including, for example, the borrower’s credit score (as determined by a credit reporting agency), income, debt-to-income ratio, credit utilization, employment status, homeownership status, number of existing credit lines, intended use of funds and the number and/ or amount of recent payment defaults and delinquencies, certain of which information is then made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. The platform uses the information provided by the borrower (along with other relevant data such as the characteristics of the loan) to assign its own credit rating (in the case of most consumer platforms) and the interest rate for the requested loan. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments.

Platforms may set minimum eligibility standards for borrowers to participate in marketplace lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as five years. Set forth below is additional information about some of the Fund’s marketplace lending-related investments.

Whole Loans: When the Fund invests directly or indirectly in whole loans, it will typically purchase all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding acceleration or enforcement of the loans following any default by a borrower. The Fund expects to have a backup servicer in case any platform or affiliate of the platform ceases or fails to perform these servicing functions. The Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower

74	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. As described above, the whole loans in which the Fund may invest may be secured or unsecured.

Investment Income: Dividend income is recognized on the ex-dividend date. Other income includes incentive payments received by the Fund with respect to the purchase of loans. Aggregate incentive payments were calculated based on volume of loans purchased over a fixed period of time. Interest income is recognized on an accrual basis to the extent that such amounts are expected to be collected and include amortization/ accretion of premiums or discounts. The Adviser generally deems a whole loan to have defaulted if the borrower has not made a payment sixty days from the last scheduled payment date.

Investment Transactions: Investment transactions are recorded on the trade date.

Offering Costs: Offering costs are amortized to expense over a 12 month period on a straight-line basis.

New Accounting Pronouncements: In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. US GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Semi-Annual Report | December 31, 2016	75

RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

●

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Marketplace loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all marketplace loans are fair valued as determined in good faith by the Adviser or Valuation Committee (the “Committee”) pursuant to policies and procedures approved by the Board of Directors (the “Board”) and subject to the Board’s oversight. A discounted cash flow model is used to arrive at a value for each marketplace loan held in the Fund’s portfolio. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a marketplace loan would generate over time. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

The Adviser or the Committee will generate its own models in addition to relying on good faith opinions on valuation supplied by a third party pricing service. Any inconsistencies in the models or the resulting prices outside established tolerances are resolved by the Adviser or the Committee and the Adviser or the Committee ultimately determines the value of each loan daily under supervision of the Board and pursuant to policies and procedures approved by the Board. The Adviser or the Committee may escalate unresolved or material differences in valuation estimates or matters not covered by these valuation procedures to the Board for a determination of the appropriate process.

The Board will initially and periodically review the inputs, methods, models and assumptions used by the Adviser or the Committee or the third-party pricing service in determining if the processes are suitable for marketplace loans. The Board will further consider how changes in the markets may affect the factors utilized in the models and the frequency of reevaluation.

The following is a summary of the inputs used at December 31, 2016 involving the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$–	$–	$12,842,183	$12,842,183
Small Business Loans	–	–	9,389,462	9,389,462
Total	$–	$–	$22,231,645	$22,231,645

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

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RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

											Net Change
											in Unrealized
											Appreciation/
											(Depreciation)
											Included in
											the Statement
											of Operations
											Attributable
											to Level 3
				Change in						Balance	Investments
	Balance as of	Accrued	Realized	Unrealized				Transfer	Transfer	as of	Held at
Investments in	September 22,	Discount/	Gain/	Appreciation/		Paydown	Sales	into	out of	December 31,	December 31,
Securities	2016(a)	Premium	(Loss)	(Depreciation)	Purchases	Proceeds	Proceeds	Level 3	Level 3	2016	2016
Marketplace
Loans	$–	$–	$–	$(66,315)	$24,677,286	$(2,379,326)	$–	$–	$–	$22,231,645	$(66,315)
Total	$–	$–	$–	$(66,315)	$24,677,286	$(2,379,326)	$–	$–	$–	$22,231,645	$(66,315)

(a)	Commencement of operations.

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2016:

Quantitative Information about Level 3 Fair Value Measurements

		Fair Value at
Type of		December 31,	Valuation	Unobservable		Weighted
Security	Industry	2016	Techniques	Inputs	Range	Average
Consumer Loans	Financial	$12,842,183	Discounted	Loss-Adjusted	2.71%-16.60%;	7.36%;
	Services		Cash Flow	Discount Rate;
				Projected Loss	0.98%-79.19%	8.01%
				Rate
Small Business	Financial	$9,389,462	Discounted	Loss-Adjusted	3.44%-27.86%;	13.54%;
Loans	Services		Cash Flow	Discount Rate;
				Projected Loss	0.44%-22.20%	4.64%
				Rate

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. For its services under the Investment Advisory Agreement, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.25% of the average monthly Managed Assets. The Adviser has agreed to waive a portion of such management fee for the first two years of the Investment Advisory Agreement and, therefore, the Fund will pay a monthly management fee computed at an annual rate of 0.95% of the average monthly Managed Assets for such two year period. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). In addition to the

Semi-Annual Report | December 31, 2016	77

RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

monthly advisory fee, the Fund pays all other costs and expenses of its operations, including, but not limited to, compensation of its directors (other than those affiliated with the Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of any leverage, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. In addition, the Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver if the Fund’s operating expenses, including the recovered expenses, falls below the expense cap. As of December 31, 2016, the Adviser has $670,569 in total organizational and operating expenses subject to recoupment.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with fund administration and fund accounting services.

DST Systems, Inc. serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Officers of the Fund and Directors who are “interested persons” of the Fund or the Adviser received no salary or fees from the Fund. Each Director who is not an “interested person” received a fee of $16,500 per year plus $1,500 per meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Fund reimburses each Director and Officer for his or her travel and other expenses relating to the attendance at such meetings.

5. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to difference in the timing and recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation
Notes to Financial Statements	December 31, 2016 (Unaudited)

As of December 31, 2016, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

		Net Unrealized
Gross Appreciation	Gross Depreciation (excess	Appreciation/	Cost of Investments for
(excess of value over tax)	of tax cost over value)	(Depreciation)	Income Tax Purposes
$60,794	$(127,109)	$(66,315)	$22,297,960

6. INVESTMENT TRANSACTIONS

Investment transactions for the period ended December 31, 2016, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$24,677,286	$2,379,326

7. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. CAPITAL SHARE TRANSACTIONS

Period Ended
December 31, 2016(1)
Shares sold	1,154,045
Shares issued to holders in reinvestment of dividends	–
Shares redeemed	–
Net increase in shares	1,154,045
Shares outstanding:
Beginning of period	4,000
End of period	1,158,045

(1)	The Fund commenced operations on September 22, 2016.

9. SUBSEQUENT EVENTS

The Fund issued a tender offer on December 12, 2016. Shareholder tenders amounted to approximately $120,226, redeemable at the January 11, 2017 net asset value, payable on January 12, 2017.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2016	79

RiverNorth Marketplace Lending Corporation	Additional Information
December 31, 2016 (Unaudited)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At an in-person meeting of the Board, held on September 24, 2015 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the approval of the Management Agreement between the Adviser and the Fund. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance programs. In its consideration of the Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meetings and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Management Agreement. The Board considered the following factors, among others, in reaching its determination to approve the Management Agreement: (i) the nature, extent and quality of the services provided by the Adviser to the Funds, (ii) the fees and expenses relative to comparable funds and accounts managed by the Adviser, (iii) the extent to which economies of scale will be realized by each Fund as it grows, and (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund.

The Board did not consider any single factor as controlling in determining whether or not to approve the Management Agreement.

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Management Agreement. The Board considered the Fund’s investment objective and policies, and the types of investments to be made. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel who provide the investment advisory services to the Fund. The Board determined that the portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s investment advisory services to be rendered to the Fund, including the manner in which investment decisions are to be made and executed. The Board noted that the Fund is new and therefore has no performance history. The Board concluded that the overall quality of the advisory services to be provided by the Adviser was satisfactory.

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund versus advisory fees charged to other comparative investment vehicles and accounts managed by the Adviser. The Board noted that the management fee to be charged to the Fund was higher than the contractual management fee paid by a majority of the comparative funds without taking into consideration the performance fees assessed on several of the comparative funds. It was noted that the Fund was one of the first of its kind to be registered under the 1940 Act and that the comparative funds were not identical in structure and investment type but were provided as a relative comparison. The Board noted that the Adviser had also proposed a contractual fee waiver with respect to the Fund. The Board concluded that the advisory fees to be paid by the Fund were reasonable and satisfactory in light of the services proposed to be provided to the Fund.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth Marketplace Lending Corporation	Additional Information
December 31, 2016 (Unaudited)

The Board reviewed a profitability analysis prepared by the Adviser at various assets levels with respect to management of the Fund and concluded that the expected profit margin of the Adviser with respect to its management of the Fund was reasonable. The Board also reviewed the structure of the investment management fees, noting that the Fund is new, and therefore the Adviser could not determine when or if economies of scale may be achieved.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to enter into the Management Agreement with the Adviser for two-year period.

PROXY VOTING POLICY

The Board of Directors of the Fund has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interest of the Fund and its shareholders.

The Fund has not yet been required to file a Form N-PX disclosing its proxy voting record. Once the Fund has made that initial filing for the period ending June 30, 2017, it will be required to make such filings on an annual basis and information regarding how the Fund voted proxies will be available without charge by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Semi-Annual Report | December 31, 2016	81

RiverNorth Marketplace Lending Corporation	Additional Information
December 31, 2016 (Unaudited)

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 29, 2016. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Fund at 1-888-848-7569.

82	(888) 848-7569 | www.rivernorth.com

Board of Directors
Patrick W. Galley, CFA, Chairman
James G. Kelley
John S. Oakes
Fred G. Steingraber
John K. Carter

Investment Adviser
RiverNorth Capital Management, LLC

Fund Administrator
US Bancorp Fund Services, LLC

Transfer Agent
DST Systems, Inc.

Valuation Agent
Duff & Phelps

Auditor
KPMG LLP

Custodians
Millennium Trust Company
U.S. Bancorp Fund Services, LLC

Distributor
Quasar Distributors, LLC

This report is provided for the general information of the shareholders of RiverNorth Marketplace Lending Corporation. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1	0	0	0	0
9/22/16 – 9/30/16
Month #2	0	0	0	0
10/1/16 – 10/31/16
Month #3	0	0	0	0
11/1/16 – 11/30/16
Month #4	0	0	0	0
12/1/16 – 12/31/16
Total	0	0	0	0

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Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverNorth Marketplace Lending Corporation

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	March 10, 2017

By (Signature and Title)	/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Chief Financial Officer and Treasurer

Date	March 10, 2017

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